Variable Annuity-2 Series Account of

Great-West Life & Annuity

Insurance Company

Annual Statement as of and for the Year Ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 10, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK HIGH YIELD VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	December 31, 2020	For the period January 10, 2020 to December 31, 2020	For the period January 10, 2020 to December 31, 2020
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF INTERNATIONAL VALUE PORTFOLIO	N/A	For the period January 1, 2020 to April 21, 2020	For the period January 1, 2020 to April 21, 2020 and for the year ended December 31, 2019
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period December 11, 2020 to December 31, 2020	For the period December 11, 2020 to December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period January 1, 2020 to December 11, 2020	For the period January 1, 2020 to December 11, 2020 and for the year ended December 31, 2019
DELAWARE VIP REIT SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period July 30, 2019 to December 31, 2019
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period February 28, 2019 to December 31, 2019
DIMENSIONAL VA GLOBAL BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period February 13, 2019 to December 31, 2019
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period February 13, 2019 to December 31, 2019
DIMENSIONAL VA US LARGE VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CAPITAL GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CROCI® U.S. VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS GLOBAL SMALL CAP VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP VALUE VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED HERMES HIGH INCOME BOND FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP ASSET MANAGER PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP HIGH INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INDEX 500 PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FRANKLIN INCOME VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT LARGE CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CORE BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST EMERGING MARKETS EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GLOBAL BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST HIGH YIELD BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INVESCO SMALL CAP VALUE FUND	N/A	For the period January 1, 2020 to October 23, 2020	For the period January 1, 2020 to October 23, 2020 and for the year ended December 31, 2019
GREAT-WEST LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 28, 2019 to December 31, 2019
GREAT-WEST LIFETIME 2015 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2040 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2045 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2050 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2055 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P 500® INDEX FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P MID CAP 400® INDEX FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SHORT DURATION BOND FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP GROWTH FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP VALUE FUND	December 31, 2020	For the period October 23, 2020 to December 31, 2020	For the period October 23, 2020 to December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
IVY VIP ENERGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period June 11, 2019 to December 31, 2019
MFS VIT II TECHNOLOGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MORGAN STANLEY VIF DISCOVERY PORTFOLIO	N/A	For the period January 1, 2020 to February 4, 2020	For the period January 1, 2020 to February 4, 2020 and for the year ended December 31, 2019
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NVIT EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT SHORT TERM PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI ASSET ABSOLUTE RETURN FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT RESEARCH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SMALL CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

ASSETS:
Investments at fair value (1)	$2,200,258	$1,943,746	$2,322,761	$674,401	$276,530	$798,093
Other receivables	-	-	-	-	-	-

Total assets	2,200,258	1,943,746	2,322,761	674,401	276,530	798,093

LIABILITIES:
Payable on units of the account	79	66	78	16	7	18
Other payables	79	66	78	16	7	18
Payable to the general account	-	-	-	-	-	-

Total liabilities	157	131	156	32	14	36

NET ASSETS	$2,200,100	$1,943,615	$2,322,606	$674,368	$276,516	$798,057

NET ASSETS REPRESENTED BY:
Accumulation units	$2,200,100	$1,943,615	$2,322,606	$674,368	$276,516	$798,057

ACCUMULATION UNITS OUTSTANDING	9,541	7,348	13,492	11,517	9,221	98,288

UNIT VALUE (ACCUMULATION)	$230.59	$264.50	$172.14	$58.56	$29.99	$8.12

(1) Cost of investments:	$1,464,514	$1,270,010	$1,359,846	$404,232	$196,365	$1,007,797
Shares of investments:	22,014	20,809	69,879	15,060	100,556	122,219

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND

ASSETS:
Investments at fair value (1)	$2,353,749	$1,516,343	$8,200,005	$10,740,261	$4,249,645	$8,193,925
Other receivables	8,852	-	7,425	7,575	-	-

Total assets	2,362,600	1,516,343	8,207,430	10,747,836	4,249,645	8,193,925

LIABILITIES:
Payable on units of the account	65	34	193	275	94	207
Other payables	8,917	34	7,618	7,850	94	207
Payable to the general account	-	-	-	-	-	-

Total liabilities	8,982	68	7,812	8,124	188	414

NET ASSETS	$2,353,618	$1,516,275	$8,199,618	$10,739,712	$4,249,457	$8,193,511

NET ASSETS REPRESENTED BY:
Accumulation units	$2,353,618	$1,516,275	$8,199,618	$10,739,712	$4,249,457	$8,193,511

ACCUMULATION UNITS OUTSTANDING	152,009	129,440	565,594	797,696	353,183	580,497

UNIT VALUE (ACCUMULATION)	$15.48	$11.71	$14.50	$13.46	$12.03	$14.11

(1) Cost of investments:	$2,172,800	$1,412,936	$8,172,029	$10,299,613	$3,826,029	$7,192,660
Shares of investments:	160,665	136,731	398,639	959,809	302,251	501,157

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND

ASSETS:
Investments at fair value (1)	$16,220,794	$8,206,523	$6,130,197	$5,758,576	$12,127,659	$9,954,011
Other receivables	102,752	-	-	-	-	-

Total assets	16,323,546	8,206,523	6,130,197	5,758,576	12,127,659	9,994,568

LIABILITIES:
Payable on units of the account	339	216	143	125	336	259
Other payables	103,091	216	143	125	336	259
Payable to the general account	-	-	-	-	-	-

Total liabilities	103,430	432	285	251	672	518

NET ASSETS	$16,220,116	$8,206,092	$6,129,912	$5,758,326	$12,126,987	$9,994,050

NET ASSETS REPRESENTED BY:
Accumulation units	$16,220,116	$8,206,092	$6,129,912	$5,758,326	$12,126,987	$9,994,050

ACCUMULATION UNITS OUTSTANDING	884,945	622,296	438,661	334,195	865,679	786,540

UNIT VALUE (ACCUMULATION)	$18.33	$13.19	$13.97	$17.23	$14.01	$12.71

(1) Cost of investments:	$10,914,948	$7,249,088	$5,369,426	$4,391,538	$10,879,257	$9,540,930
Shares of investments:	138,355	152,001	263,664	185,521	744,485	1,318,412

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES	BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO

ASSETS:
Investments at fair value (1)	$68,501	$790,689	$396,898	$309,876	$705,843	$365,875
Other receivables	-	-	-	-	-	-

Total assets	68,501	790,689	396,898	309,876	705,843	365,875

LIABILITIES:
Payable on units of the account	1	8	14	11	12	12
Other payables	1	8	14	11	12	12
Payable to the general account	-	-	-	-	-	-

Total liabilities	1	16	28	23	25	25

NET ASSETS	$68,499	$790,673	$396,871	$309,854	$705,818	$365,850

NET ASSETS REPRESENTED BY:
Accumulation units	$68,499	$790,673	$396,871	$309,854	$705,818	$365,850

ACCUMULATION UNITS OUTSTANDING	5,567	16,704	4,439	2,600	28,311	3,916

UNIT VALUE (ACCUMULATION)	$12.31	$47.33	$89.40	$119.17	$24.93	$93.43

(1) Cost of investments:	$57,729	$425,462	$273,890	$252,040	$621,846	$279,462
Shares of investments:	5,018	23,290	8,402	6,568	15,147	10,254

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2

ASSETS:
Investments at fair value (1)	$7,608,886	$1,194,497	$7,858,121	$294,497	$7,048,947	$204,664
Other receivables	-	-	104,436	-	-	-

Total assets	7,608,886	1,194,497	7,962,556	294,497	7,048,947	204,664

LIABILITIES:
Payable on units of the account	209	24	179	9	214	7
Other payables	209	24	104,615	9	214	7
Payable to the general account	-	-	-	-	-	-

Total liabilities	419	48	104,794	17	427	13

NET ASSETS	$7,608,467	$1,194,448	$7,857,763	$294,480	$7,048,520	$204,651

NET ASSETS REPRESENTED BY:
Accumulation units	$7,608,467	$1,194,448	$7,857,763	$294,480	$7,048,520	$204,651

ACCUMULATION UNITS OUTSTANDING	402,060	85,921	361,867	15,194	137,815	1,846

UNIT VALUE (ACCUMULATION)	$18.92	$13.90	$21.71	$19.38	$51.14	$110.85

(1) Cost of investments:	$5,634,911	$927,008	$6,273,750	$167,566	$4,579,260	$142,076
Shares of investments:	203,012	46,880	228,036	11,063	223,421	7,242

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP REIT SERIES

ASSETS:
Investments at fair value (1)	$	18,689	$	3,297,625	$	4,683,527	$	557,567	$	1,662,507
Other receivables		-		-		19,424		-		-

Total assets		18,689		3,297,625		4,702,951		557,567		1,662,507

LIABILITIES:
Payable on units of the account		0		62		109				50
Other payables		0		62		19,533				50
Payable to the general account		-		-		-		-		-

Total liabilities		0		124		19,642		-		100

NET ASSETS	$	18,689	$	3,297,501	$	4,683,309	$	557,567	$	1,662,407

NET ASSETS REPRESENTED BY:
Accumulation units	$	18,689	$	3,297,501	$	4,683,309	$	557,567	$	1,662,407

ACCUMULATION UNITS OUTSTANDING		845		286,000		276,039		54,824		148,473

UNIT VALUE (ACCUMULATION)	$	22.12	$	11.53	$	16.97	$	10.17	$	11.20

(1) Cost of investments:	$	21,365	$	3,111,952	$	3,556,703	$	547,959	$	1,774,334
Shares of investments:		1,164		756,336		159,793		29,116		137,625

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL BOND PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$3,401,866	$284,678	$616,775	$75,266	$1,047,639	$1,215,025
Other receivables	6,911	-	-	-	-	-

Total assets	3,408,778	284,678	616,775	75,266	1,047,639	1,215,025

LIABILITIES:
Payable on units of the account	73	1	8	1	24	28
Other payables	6,985	1	8	1	24	28
Payable to the general account	-	-	-	-	-	-

Total liabilities	7,058	2	16	2	49	57

NET ASSETS	$3,401,720	$284,676	$616,759	$75,264	$1,047,591	$1,214,969

NET ASSETS REPRESENTED BY:
Accumulation units	$3,401,720	$284,676	$616,759	75,264	$1,047,591	$1,214,969

ACCUMULATION UNITS OUTSTANDING	253,500	21,913	44,250	7,208	96,827	129,573

UNIT VALUE (ACCUMULATION)	$13.42	$12.99	$13.94	$10.44	$10.82	$9.38

(1) Cost of investments:	$3,656,669	$262,499	$514,747	$75,220	$990,331	$1,254,694
Shares of investments:	100,114	19,647	47,812	7,081	79,307	103,143

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CROCI U.S. VIP	DWS GLOBAL SMALL CAP VIP

ASSETS:
Investments at fair value (1)	$36,502	$3,846,958	$1,827,314	$2,421,910	$78,889	$29,586
Other receivables	-	-	-	-	-	-

Total assets	36,502	3,846,958	1,827,314	2,421,910	78,889	29,586

LIABILITIES:
Payable on units of the account	1	93	47	30	1	0
Other payables	1	93	47	30	1	0
Payable to the general account	-	-	-	-	-	-

Total liabilities	1	185	94	59	2	1

NET ASSETS	$36,501	$3,846,772	$1,827,219	$2,421,851	$78,886	$29,585

NET ASSETS REPRESENTED BY:
Accumulation units	$36,501	$3,846,772	$1,827,219	$2,421,851	$78,886	$29,585

ACCUMULATION UNITS OUTSTANDING	3,584	350,798	174,821	67,158	5,185	1,682

UNIT VALUE (ACCUMULATION)	$10.18	$10.97	$10.45	$36.06	$15.21	$17.58

(1) Cost of investments:	$36,763	$3,678,682	$1,674,386	$1,611,201	$94,353	$34,729
Shares of investments:	3,579	145,059	99,257	57,418	6,082	2,598

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO

ASSETS:
Investments at fair value (1)	$236,825	$6,492,527	$1,046,801	$1,480,940	$42,871,040	$1,332,992
Other receivables	-	-	-	-	-	-

Total assets	236,825	6,494,084	1,046,801	1,480,940	42,871,040	1,332,992

LIABILITIES:
Payable on units of the account	1	158	26	53	749	47
Other payables	1	158	26	53	749	47
Payable to the general account	-	-	-	-	1,215	-

Total liabilities	3	317	51	105	2,713	94

NET ASSETS	$236,822	$6,493,767	$1,046,750	$1,480,835	$42,868,327	$1,332,897

NET ASSETS REPRESENTED BY:
Accumulation units	$236,822	$6,493,767	$1,046,750	$1,480,835	$42,868,327	$1,332,897

ACCUMULATION UNITS OUTSTANDING	12,362	577,056	90,141	22,625	2,779,971	10,109

UNIT VALUE (ACCUMULATION)	$19.16	$11.25	$11.61	$65.45	$15.42	$131.85

(1) Cost of investments:	$294,107	$6,551,501	$1,014,492	$1,257,216	$34,682,941	$779,004
Shares of investments:	19,752	718,995	164,075	86,910	1,893,597	27,673

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$562,048	$763,618	$3,347,785	$179,542	$1,595,390	$4,231,930
Other receivables	-	-	-	-	-	51,626

Total assets	562,048	763,618	3,347,785	179,542	1,595,390	4,283,556

LIABILITIES:
Payable on units of the account	29	18	115	6	55	101
Other payables	29	18	115	6	55	51,727
Payable to the general account	-	-	-	-	-	-

Total liabilities	58	37	230	13	109	51,828

NET ASSETS	$561,990	$763,581	$3,347,555	$179,529	$1,595,281	$4,231,728

NET ASSETS REPRESENTED BY:
Accumulation units	$561,990	$763,581	$3,347,555	$179,529	$1,595,281	$4,231,728

ACCUMULATION UNITS OUTSTANDING	38,519	6,397	13,200	2,776	3,094	263,835

UNIT VALUE (ACCUMULATION)	$14.59	$119.36	$253.60	$64.68	$515.61	$16.04

(1) Cost of investments:	$562,186	$440,163	$1,594,615	$183,587	$794,648	$3,182,398
Shares of investments:	562,048	9,848	32,503	33,812	4,293	185,530

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO		FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

ASSETS:
Investments at fair value (1)	$	252,949	$	113,700	$	3,173,426	$	9,417,363	$	169,045	$	1,433,642
Other receivables		-		-		16,327		14,108		-		-

Total assets		252,949		113,700		3,189,753		9,431,471		169,045		1,433,642

LIABILITIES:
Payable on units of the account		10		4		95		254		6		42
Other payables		10		4		16,422		14,363		6		42
Payable to the general account		-		-		-		-		-		-

Total liabilities		21		7		16,517		14,617		12		85

NET ASSETS	$	252,928	$	113,692	$	3,173,236	$	9,416,854	$	169,033	$	1,433,557

NET ASSETS REPRESENTED BY:
Accumulation units	$	252,928	$	113,692	$	3,173,236	$	9,416,854	$	169,033	$	1,433,557

ACCUMULATION UNITS OUTSTANDING		6,685		2,234		245,404		774,284		7,082		142,488

UNIT VALUE (ACCUMULATION)	$	37.83	$	50.89	$	12.93	$	12.16	$	23.87	$	10.06

(1) Cost of investments:	$	236,780	$	77,315	$	2,869,783	$	9,717,078	$	187,480	$	1,380,949
Shares of investments:		17,952		4,287		210,579		609,538		18,236		152,191

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GOLDMAN SACHS VIT STRATEGIC GROWTH FUND		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS		GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND

ASSETS:
Investments at fair value (1)	$	3,454	$	45,013	$	3,252,469	$	8,708,639	$	1,387,753	$	24,250,394
Other receivables		0		-		-		17,023		-		-

Total assets		3,454		45,013		3,252,469		8,725,661		1,387,753		24,250,394

LIABILITIES:
Payable on units of the account				2		81		197		29		426
Other payables				2		81		17,220		29		426
Payable to the general account		-		-		-		-		-		5,874

Total liabilities		-		4		162		17,417		58		6,725

NET ASSETS	$	3,454	$	45,009	$	3,252,307	$	8,708,245	$	1,387,695	$	24,243,669

NET ASSETS REPRESENTED BY:
Accumulation units	$	3,454	$	45,009	$	3,252,307	$	8,708,245	$	1,387,695	$	24,243,669

ACCUMULATION UNITS OUTSTANDING		77		1,256		187,463		632,336		98,656		2,054,195

UNIT VALUE (ACCUMULATION)	$	45.15	$	35.83	$	17.35	$	13.77	$	14.07	$	11.80

(1) Cost of investments:	$	2,685	$	38,204	$	2,999,901	$	8,829,613	$	1,361,168	$	22,437,721
Shares of investments:		224		2,242		160,934		1,371,439		115,743		1,603,862

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST CORE BOND FUND		GREAT-WEST EMERGING MARKETS EQUITY FUND		GREAT-WEST GLOBAL BOND FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND

ASSETS:
Investments at fair value (1)	$	8,948,467	$	14,327,073	$	9,690,487	$	1,014,232	$	5,298,478	$	45,601,981
Other receivables		24,541		11,752		-		-		-		142,662

Total assets		8,973,009		14,338,826		9,690,487		1,014,232		5,298,478		45,744,656

LIABILITIES:
Payable on units of the account		233		345		157		20		128		778
Other payables		24,775		12,097		157		20		128		143,439
Payable to the general account		-		-		-		-		-		-

Total liabilities		25,008		12,442		315		41		257		144,217

NET ASSETS	$	8,948,001	$	14,326,384	$	9,690,172	$	1,014,191	$	5,298,221	$	45,600,439

NET ASSETS REPRESENTED BY:
Accumulation units	$	8,948,001	$	14,326,384	$	9,690,172	$	1,014,191	$	5,298,221	$	45,600,439

ACCUMULATION UNITS OUTSTANDING		769,950		1,216,452		796,377		86,197		499,336		4,544,672
UNIT VALUE (ACCUMULATION)	$	11.62	$	11.78	$	12.17	$	11.77	$	10.61	$	10.03

(1) Cost of investments:	$	8,232,136	$	13,848,994	$	9,290,875	$	778,869	$	5,222,616	$	45,596,090
Shares of investments:		908,474		1,726,153		839,003		92,036		628,526		45,601,981

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST HIGH YIELD BOND FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND		GREAT-WEST INTERNATIONAL GROWTH FUND		GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND

ASSETS:
Investments at fair value (1)	$	1,939,916	$	548,415	$	2,978,583	$	14,525,954	$	5,319,638
Other receivables		-		-		9,333		-		-

Total assets		1,939,916		548,415		2,987,916		14,525,954		5,319,638

LIABILITIES:
Payable on units of the account		52		14		82		242		99
Other payables		52		14		9,415		242		99
Payable to the general account		-		-		-		12,973		-

Total liabilities		104		27		9,497		13,457		198

NET ASSETS	$	1,939,812	$	548,387	$	2,978,419	$	14,512,497	$	5,319,441

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,939,812	$	548,387	$	2,978,419	$	14,512,497	$	5,319,441

ACCUMULATION UNITS OUTSTANDING		145,883		49,348		189,786		1,064,030		357,273
UNIT VALUE (ACCUMULATION)	$	13.30	$	11.11	$	15.69	$	13.64	$	14.89

(1) Cost of investments:	$	1,847,783	$	524,593	$	2,276,552	$	13,171,428	$	5,234,283
Shares of investments:		232,047		52,430		185,351		1,162,076		442,198

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND		GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND

ASSETS:
Investments at fair value (1)	$	7,670,817	$	4,196,372	$	1,557,999	$	3,678,607	$	5,841,817	$	2,922,877
Other receivables		-		-		-		-		-		-

Total assets		7,670,817		4,196,372		1,557,999		3,678,607		5,841,817		2,922,877

LIABILITIES:
Payable on units of the account		138		99		22		89		138		71
Other payables		138		99		22		89		138		71
Payable to the general account		-		-		-		-		-		-

Total liabilities		275		198		44		177		276		143

NET ASSETS	$	7,670,542	$	4,196,173	$	1,557,955	$	3,678,430	$	5,841,541	$	2,922,734

NET ASSETS REPRESENTED BY:
Accumulation units	$	7,670,542	$	4,196,173	$	1,557,955	$	3,678,430	$	5,841,541	$	2,922,734

ACCUMULATION UNITS OUTSTANDING		309,926		383,361		114,931		268,322		409,662		198,938
UNIT VALUE (ACCUMULATION)	$	24.75	$	10.95	$	13.56	$	13.71	$	14.26	$	14.69

(1) Cost of investments:	$	7,417,412	$	3,900,340	$	1,445,391	$	3,476,252	$	5,545,354	$	2,800,456
Shares of investments:		749,103		190,225		105,484		317,944		376,891		244,797

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$	2,353,623	$	211,304	$	1,316,053	$	576,013	$	1,962,078	$	2,936,673
Other receivables		-		-		-		-		-		-

Total assets		2,353,623		211,304		1,316,053		576,013		1,962,078		2,936,673

LIABILITIES:
Payable on units of the account		30		5		23		10		27		87
Other payables		30		5		23		10		27		87
Payable to the general account		-		-		-		-		-		-

Total liabilities		59		9		46		20		54		174

NET ASSETS	$	2,353,564	$	211,295	$	1,316,007	$	575,993	$	1,962,024	$	2,936,498

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,353,564	$	211,295	$	1,316,007	$	575,993	$	1,962,024	$	2,936,498

ACCUMULATION UNITS OUTSTANDING		151,100		13,684		84,463		37,012		127,052		224,604
UNIT VALUE (ACCUMULATION)	$	15.58	$	15.44	$	15.58	$	15.56	$	15.44	$	13.07

(1) Cost of investments:	$	2,197,132	$	194,652	$	1,243,153	$	532,100	$	1,874,463	$	2,955,176
Shares of investments:		155,150		17,772		86,754		46,565		105,715		236,067

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST MODERATE PROFILE FUND CLASS L		GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST MULTI-SECTOR BOND FUND

ASSETS:
Investments at fair value (1)	$	159,594,321	$	88,285,516	$	17,284,011	$	23,130,429	$	24,854,650	$	8,643,586
Other receivables		752,689		125,453		-		61,509		33,665		-

Total assets		160,347,010		88,410,969		17,284,011		23,191,938		24,888,315		8,643,586

LIABILITIES:
Payable on units of the account		4,609		2,412		339		648		621		199
Other payables		757,298		127,865		339		62,157		34,286		199
Payable to the general account		-		-		-		-		-		-

Total liabilities		761,907		130,277		678		62,804		34,907		398

NET ASSETS	$	159,585,103	$	88,280,692	$	17,283,333	$	23,129,133	$	24,853,408	$	8,643,189

NET ASSETS REPRESENTED BY:
Accumulation units	$	159,585,103	$	88,280,692	$	17,283,333	$	23,129,133	$	24,853,408	$	8,643,189

ACCUMULATION UNITS OUTSTANDING		12,695,635		6,948,704		1,308,820		1,920,700		2,033,844		664,619
UNIT VALUE (ACCUMULATION)	$	12.57	$	12.70	$	13.21	$	12.04	$	12.22	$	13.00

(1) Cost of investments:	$	148,448,122	$	88,887,735	$	17,932,749	$	21,936,135	$	24,209,474	$	7,926,267
Shares of investments:		14,123,391		12,487,343		2,262,305		2,283,359		2,777,056		593,245

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND

ASSETS:
Investments at fair value (1)	$	4,851,152	$	111,767,929	$	24,279,499	$	25,017,737	$	332,821,816	$	9,629,771
Other receivables		-		-		-		-		1,052,022		-

Total assets		4,851,152		111,767,929		24,279,499		25,017,737		333,873,838		9,629,771

LIABILITIES:
Payable on units of the account		93		1,943		471		436		9,324		211
Other payables		93		1,943		471		436		1,061,347		211
Payable to the general account		-		89,061		7,960		8,106		-		-

Total liabilities		186		92,947		8,901		8,978		1,070,671		421

NET ASSETS	$	4,850,965	$	111,674,982	$	24,270,597	$	25,008,760	$	332,803,167	$	9,629,349

NET ASSETS REPRESENTED BY:
Accumulation units	$	4,850,965	$	111,674,982	$	24,270,597	$	25,008,760	$	332,803,167	$	9,629,349

ACCUMULATION UNITS OUTSTANDING		433,189		5,769,074		1,522,422		1,545,357		23,442,264		869,593
UNIT VALUE (ACCUMULATION)	$	11.20	$	19.36	$	15.94	$	16.18	$	14.20	$	11.07

(1) Cost of investments:	$	5,078,314	$	96,319,169	$	21,939,669	$	24,231,302	$	315,423,041	$	9,440,718
Shares of investments:		446,699		4,282,296		1,368,630		1,956,039		26,905,563		894,129

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST SMALL CAP GROWTH FUND		GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND

ASSETS:
Investments at fair value (1)	$	2,302,002	$	3,023,600	$	19,346,451	$	4,285,528	$	2,265,527	$	3,815,443
Other receivables		-		-		-		-		-		8,935

Total assets		2,302,002		3,023,600		19,346,451		4,285,528		2,265,527		3,824,378

LIABILITIES:
Payable on units of the account		49		42		442		103		64		98
Other payables		49		42		442		103		64		9,033
Payable to the general account		-		-		-		-		-		-

Total liabilities		98		84		884		206		128		9,130

NET ASSETS	$	2,301,904	$	3,023,516	$	19,345,567	$	4,285,322	$	2,265,399	$	3,815,248

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,301,904	$	3,023,516	$	19,345,567	$	4,285,322	$	2,265,399	$	3,815,248

ACCUMULATION UNITS OUTSTANDING		107,122		233,759		944,841		379,669		168,880		247,596
UNIT VALUE (ACCUMULATION)	$	21.49	$	12.93	$	20.47	$	11.29	$	13.41	$	15.41

(1) Cost of investments:	$	2,034,883	$	2,751,714	$	14,553,425	$	4,239,456	$	1,876,840	$	3,386,820
Shares of investments:		171,791		104,083		519,786		331,954		745,239		141,785

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND

ASSETS:
Investments at fair value (1)	$	2,301,707	$	506,382	$	1,376,616	$	4,930,146	$	1,772,149	$	310,397
Other receivables		-		-		-		-		-		-

Total assets		2,301,707		506,382		1,376,616		4,930,146		1,772,149		310,397

LIABILITIES:
Payable on units of the account		70		14		34		119		43		7
Other payables		70		14		34		119		43		7
Payable to the general account		-		-		-		-		-		-

Total liabilities		140		28		68		239		86		14

NET ASSETS	$	2,301,568	$	506,355	$	1,376,548	$	4,929,907	$	1,772,062	$	310,384

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,301,568	$	506,355	$	1,376,548	$	4,929,907	$	1,772,062	$	310,384

ACCUMULATION UNITS OUTSTANDING		198,312		31,350		120,983		353,236		125,920		18,805
UNIT VALUE (ACCUMULATION)	$	11.61	$	16.15	$	11.38	$	13.96	$	14.07	$	16.51

(1) Cost of investments:	$	2,104,155	$	587,207	$	1,506,934	$	5,439,949	$	1,566,292	$	283,073
Shares of investments:		276,980		16,723		96,065		263,644		42,315		16,175

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	IVY VIP ENERGY	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES

ASSETS:
Investments at fair value (1)	$714,539	$44,333,769	$11,051,945	$3,395,047	$158,058	$91,618
Other receivables	-	1,014	11,106	-	-	-

Total assets	714,539	44,334,782	11,063,051	3,395,047	158,058	91,618

LIABILITIES:
Payable on units of the account	12	1,010	210	91	2	3
Other payables	12	2,024	11,316	91	2	3
Payable to the general account	-	-	-	-	-	-

Total liabilities	24	3,034	11,526	183	4	6

NET ASSETS	$714,515	$44,331,748	$11,051,525	$3,394,864	$158,055	$91,612

NET ASSETS REPRESENTED BY:
Accumulation units	$714,515	$44,331,748	$11,051,525	$3,394,864	$158,055	$91,612

ACCUMULATION UNITS OUTSTANDING	174,096	2,521,641	534,480	282,669	8,343	3,338

UNIT VALUE (ACCUMULATION)	$4.10	$17.58	$20.68	$12.01	$18.94	$27.45

(1) Cost of investments:	$1,075,899	$36,515,655	$8,885,064	$3,065,780	$172,228	$77,534
Shares of investments:	288,016	961,687	126,366	242,850	10,250	2,398

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$80,905	$444,507	$934,234	$342,139	$733,427	$2,905,576
Other receivables	-	-	-	0	-	9,357

Total assets	80,905	444,507	934,234	342,139	733,427	2,914,933

LIABILITIES:
Payable on units of the account	2	12	21	9	18	74
Other payables	2	12	21	9	18	9,431
Payable to the general account	-	-	-	-	-	-

Total liabilities	4	23	42	17	36	9,504

NET ASSETS	$80,901	$444,483	$934,191	$342,122	$733,391	$2,905,429

NET ASSETS REPRESENTED BY:
Accumulation units	$80,901	$444,483	$934,191	$342,122	$733,391	$2,905,429

ACCUMULATION UNITS OUTSTANDING	6,387	33,382	78,575	29,020	30,064	176,985

UNIT VALUE (ACCUMULATION)	$12.67	$13.31	$11.89	$11.79	$24.39	$16.42

(1) Cost of investments:	$71,548	$377,131	$870,546	$314,812	$401,436	$2,612,571
Shares of investments:	2,212	22,529	82,749	14,351	15,545	51,263

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT EMERGING MARKETS FUND

ASSETS:
Investments at fair value (1)	$	183,186	$	19,213,347	$	2,464,741	$	997,990	$	89,306
Other receivables		0		65,209		-		-		-

Total assets		183,186		19,278,555		2,464,741		997,990		89,306

LIABILITIES:
Payable on units of the account		0		434		36		22		3
Other payables		0		65,643		36		22		3
Payable to the general account		-		-		-		-		-

Total liabilities		0		66,077		72		44		6

NET ASSETS	$	183,185	$	19,212,478	$	2,464,670	$	997,946	$	89,300

NET ASSETS REPRESENTED BY:
Accumulation units	$	183,185	$	19,212,478	$	2,464,670	$	997,946	$	89,300

ACCUMULATION UNITS OUTSTANDING		14,591		669,399		187,041		51,191		6,105

UNIT VALUE (ACCUMULATION)	$	12.55	$	28.70	$	13.18	$	19.49	$	14.63

(1) Cost of investments:	$	168,468	$	13,787,188	$	2,638,840	$	812,656	$	63,222
Shares of investments:		11,521		659,120		234,737		32,423		6,059

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT SHORT TERM PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,275,401	$	1,325,958	$	6,556,334	$	2,223,196	$	6,831,679	$	15,288,729
Other receivables		-		-		-		-		-		-

Total assets		1,275,401		1,325,958		6,556,334		2,223,196		6,831,679		15,288,729

LIABILITIES:
Payable on units of the account		17		35		156		57		128		281
Other payables		17		35		156		57		128		281
Payable to the general account		-		-		-		-		-		-

Total liabilities		35		70		313		115		257		562

NET ASSETS	$	1,275,367	$	1,325,888	$	6,556,021	$	2,223,081	$	6,831,422	$	15,288,167

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,275,367	$	1,325,888	$	6,556,021	$	2,223,081	$	6,831,422	$	15,288,167

ACCUMULATION UNITS OUTSTANDING		159,048		103,242		627,004		187,946		641,284		1,255,153

UNIT VALUE (ACCUMULATION)	$	8.02	$	12.84	$	10.46	$	11.83	$	10.65	$	12.18

(1) Cost of investments:	$	1,340,460	$	1,371,171	$	6,492,750	$	1,964,496	$	6,756,798	$	14,300,771
Shares of investments:		208,059		89,774		631,631		159,712		655,631		1,319,131

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND

ASSETS:
Investments at fair value (1)	$1,086,205	$3,836,657	$2,027,117	$9,401,835	$4,106,082	$907,141
Other receivables	-	8,038	19,422	13,460	-	7,553

Total assets	1,086,205	3,844,695	2,046,539	9,415,296	4,106,082	914,694

LIABILITIES:
Payable on units of the account	26	114	57	189	89	26
Other payables	26	8,152	19,479	13,649	89	7,579
Payable to the general account	-	-	-	-	-	-

Total liabilities	53	8,267	19,537	13,838	179	7,604

NET ASSETS	$1,086,152	$3,836,428	$2,027,002	$9,401,458	$4,105,903	$907,090

NET ASSETS REPRESENTED BY:
Accumulation units	$1,086,152	$3,836,428	$2,027,002	$9,401,458	$4,105,903	$907,090

ACCUMULATION UNITS OUTSTANDING	78,519	282,742	148,586	378,980	343,521	75,598

UNIT VALUE (ACCUMULATION)	$13.83	$13.57	$13.64	$24.81	$11.95	$12.00

(1) Cost of investments:	$976,894	$3,539,283	$1,769,213	$6,988,520	$3,957,234	$813,639
Shares of investments:	42,580	207,724	95,214	646,174	358,297	55,045

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI ASSET ABSOLUTE RETURN FUND	PUTNAM VT MULTI-CAP CORE FUND	PUTNAM VT RESEARCH FUND

ASSETS:
Investments at fair value (1)	$155,553	$218,417	$242,069	$1,052,738	$485,774	$597,642
Other receivables	-	0	-	-	-	-

Total assets	155,553	218,417	242,069	1,052,738	485,774	597,642

LIABILITIES:
Payable on units of the account	3	5	3	34	10	15
Other payables	3	5	3	34	10	15
Payable to the general account	-	-	-	-	-	-

Total liabilities	5	10	6	67	20	30

NET ASSETS	$155,547	$218,407	$242,063	$1,052,671	$485,754	$597,612

NET ASSETS REPRESENTED BY:
Accumulation units	$155,547	$218,407	$242,063	$1,052,671	$485,754	$597,612

ACCUMULATION UNITS OUTSTANDING	8,944	17,869	21,878	117,667	28,163	32,692

UNIT VALUE (ACCUMULATION)	$17.39	$12.22	$11.06	$8.95	$17.25	$18.28

(1) Cost of investments:	$118,357	$217,370	$242,884	$1,144,823	$410,369	$520,162
Shares of investments:	6,280	21,351	26,807	113,320	22,531	19,493

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP GROWTH FUND	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VAN ECK VIP EMERGING MARKETS FUND

ASSETS:
Investments at fair value (1)	$580,274	$999,825	$55,297,259	$16,638,719	$53,800
Other receivables	-	-	123,618	11,412	-

Total assets	580,274	999,825	55,420,877	16,650,131	53,800

LIABILITIES:
Payable on units of the account	15	18	1,290	432	2
Other payables	15	18	124,908	11,844	2
Payable to the general account	-	-	-	-	-

Total liabilities	29	36	126,198	12,276	5

NET ASSETS	$580,245	$999,789	$55,294,679	$16,637,855	$53,795

NET ASSETS REPRESENTED BY:
Accumulation units	$580,245	$999,789	$55,294,679	$16,637,855	$53,795

ACCUMULATION UNITS OUTSTANDING	29,664	83,181	2,358,019	819,480	1,227

UNIT VALUE (ACCUMULATION)	$19.56	$12.02	$23.45	$20.30	$43.83

(1) Cost of investments:	$407,386	$1,046,694	$39,142,259	$12,892,666	$47,347
Shares of investments:	25,428	99,883	1,140,620	287,072	3,185

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS

ASSETS:
Investments at fair value (1)	$962,192	$95,577
Other receivables	-	-

Total assets	962,192	95,577

LIABILITIES:
Payable on units of the account	19	3
Other payables	19	3
Payable to the general account	-	-

Total liabilities	37	5

NET ASSETS	$962,155	$95,571

NET ASSETS REPRESENTED BY:
Accumulation units	$962,155	$95,571

ACCUMULATION UNITS OUTSTANDING	115,125	2,770

UNIT VALUE (ACCUMULATION)	$8.36	$34.50

(1) Cost of investments:	$813,799	$78,842
Shares of investments:	44,649	4,252

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

INVESTMENT INCOME:
Dividends	$0	$2,760	$(0)	$5,623	$0	$21,212

EXPENSES:
Mortality and expense risk	18,683	15,286	18,509	3,530	1,715	6,046

NET INVESTMENT INCOME (LOSS)	(18,683)	(12,527)	(18,509)	2,094	(1,715)	15,166

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	111,155	114,736	163,560	8,793	(364)	(74,158)
Realized gain distributions	281,107	246,727	250,823	37,728	22,269	0

Net realized gain (loss) on investments	392,262	361,463	414,383	46,520	21,905	(74,158)

Change in net unrealized appreciation (depreciation) on investments	268,713	452,566	570,668	215,922	80,127	(195,039)

Net realized and unrealized gain (loss) on investments	660,975	814,030	985,050	262,443	102,032	(269,198)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$642,292	$801,503	$966,541	$264,536	$100,317	$(254,032)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND

INVESTMENT INCOME:
Dividends	$248,093	$18,999	$125,976	$209,629	$58,665	$80,444

EXPENSES:
Mortality and expense risk	17,676	9,237	55,763	79,934	25,637	56,778

NET INVESTMENT INCOME (LOSS)	230,417	9,762	70,213	129,694	33,028	23,665

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	17,702	29,751	(188,506)	(221,589)	(79,937)	(230,865)
Realized gain distributions	35,116	0	0	260,360	42,792	196,156

Net realized gain (loss) on investments	52,818	29,751	(188,506)	38,771	(37,146)	(34,709)

Change in net unrealized appreciation (depreciation) on investments	(150,283)	76,349	30,906	(396,020)	312,612	522,735

Net realized and unrealized gain (loss) on investments	(97,466)	106,100	(157,600)	(357,249)	275,466	488,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$132,951	$115,862	$(87,386)	$(227,555)	$308,495	$511,691

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND

INVESTMENT INCOME:
Dividends	$24,746	$86,283	$23,205	$1,943	$141,929	$469,222

EXPENSES:
Mortality and expense risk	71,997	56,882	39,865	32,470	87,477	70,364

NET INVESTMENT INCOME (LOSS)	(47,251)	29,401	(16,660)	(30,527)	54,452	398,858

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	474,356	(24,567)	(77,100)	56,592	87,736	(63,048)
Realized gain distributions	288,007	188,786	0	54,387	693,859	0

Net realized gain (loss) on investments	762,364	164,219	(77,100)	110,978	781,594	(63,048)

Change in net unrealized appreciation (depreciation) on investments	4,901,772	734,240	760,773	1,015,052	1,201,631	215,565

Net realized and unrealized gain (loss) on investments	5,664,135	898,459	683,673	1,126,030	1,983,225	152,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,616,885	$927,859	$667,013	$1,095,503	$2,037,677	$551,375

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES	BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
	(1)

INVESTMENT INCOME:
Dividends	$894	$414	$3,615	$2,234	$3,309	$2,383

EXPENSES:
Mortality and expense risk	152	1,713	3,426	2,948	3,091	3,159

NET INVESTMENT INCOME (LOSS)	742	(1,299)	189	(714)	218	(775)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,379)	6,359	621	1,583	(1,722)	6,506
Realized gain distributions	75	66,259	3,923	23,679	49,081	23,056

Net realized gain (loss) on investments	(2,303)	72,618	4,544	25,262	47,359	29,562

Change in net unrealized appreciation (depreciation) on investments	10,772	252,276	67,999	35,792	82,782	38,976

Net realized and unrealized gain (loss) on investments	8,468	324,894	72,543	61,054	130,141	68,538

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,210	$323,595	$72,732	$60,340	$130,359	$67,763

	(1) For the period of January 10, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BNY MELLON VIF INTERNATIONAL VALUE PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
	(1)

INVESTMENT INCOME:
Dividends	$1,004	$1,159	$393	$0	$0	$0

EXPENSES:
Mortality and expense risk	22	50,992	6,668	42,464	2,384	53,210

NET INVESTMENT INCOME (LOSS)	982	(49,833)	(6,275)	(42,464)	(2,384)	(53,210)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(6,145)	224,746	(15,792)	98,835	23,005	38,103
Realized gain distributions	0	280,817	14,295	567,944	0	422,930

Net realized gain (loss) on investments	(6,145)	505,563	(1,497)	666,779	23,005	461,033

Change in net unrealized appreciation (depreciation) on investments	(1,671)	1,277,397	108,051	1,727,029	(4,238)	1,769,961

Net realized and unrealized gain (loss) on investments	(7,816)	1,782,960	106,554	2,393,809	18,767	2,230,994

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,834)	$1,733,127	$100,279	$2,351,344	$16,382	$2,177,784

	(1) For the period of January 1, 2020 to April 21, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES
									(1)		(2)

INVESTMENT INCOME:
Dividends	$0	$	133	$	97,873	$	18,777	$	0	$	12,296	$	27,527

EXPENSES:
Mortality and expense risk	1,623		74		17,232		29,400		0		4,431		14,375

NET INVESTMENT INCOME (LOSS)	(1,623)		59		80,641		(10,623)		0		7,865		13,152

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(777)		(8,810)		(10,079)		(245,846)		(283)		(32,459)		(42,846)
Realized gain distributions	12,992		1,709		0		70,456		0		30,164		87,768

Net realized gain (loss) on investments	12,214		(7,101)		(10,079)		(175,390)		(283)		(2,295)		44,921

Change in net unrealized appreciation (depreciation) on investments	49,451		6,906		123,110		957,058		9,608		10,769		(303,302)

Net realized and unrealized gain (loss) on investments	61,666		(195)		113,031		781,668		9,325		8,474		(258,381)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,043	$	(136)	$	193,673	$	771,045	$	9,325	$	16,339	$	(245,229)

	(1) For the period of December 11, 2020 to December 31, 2020.
	(2) For the period of January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DELAWARE VIP SMALL CAP VALUE SERIES	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO		DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO		DIMENSIONAL VA GLOBAL BOND PORTFOLIO		DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO		DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$	30,093	$2,951	$	9,396	$	20	$	19,172	$	26,276

EXPENSES:
Mortality and expense risk		22,547	265		2,063		924		6,747		9,096

NET INVESTMENT INCOME (LOSS)		7,545	2,686		7,333		(904)		12,425		17,180

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(252,551)	(278)		(2,396)		(489)		(33,467)		(167,917)
Realized gain distributions		171,576	3,191		1,425		0		16,887		0

Net realized gain (loss) on investments		(80,975)	2,913		(971)		(489)		(16,580)		(167,917)

Change in net unrealized appreciation (depreciation) on investments		(183,137)	20,739		55,044		2,851		65,760		19,512
Net realized and unrealized gain (loss) on investments		(264,112)	23,652		54,073		2,362		49,181		(148,405)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(256,566)	$26,337	$	61,406	$	1,458	$	61,606	$	(131,225)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO		DIMENSIONAL VA US LARGE VALUE PORTFOLIO		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DWS CAPITAL GROWTH VIP		DWS CROCI U.S. VIP		DWS GLOBAL SMALL CAP VIP

INVESTMENT INCOME:
Dividends	$217	$	77,442	$	27,223	$	5,271	$	2,272	$	137

EXPENSES:
Mortality and expense risk	314		26,746		13,597		7,197		344		73

NET INVESTMENT INCOME (LOSS)	(97)		50,696		13,626		(1,926)		1,928		63

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(97)		(100,370)		(66,886)		68,007		(9,349)		(73)
Realized gain distributions	0		0		0		132,556		5,828		0

Net realized gain (loss) on investments	(97)		(100,370)		(66,886)		200,563		(3,521)		(73)

Change in net unrealized appreciation (depreciation) on investments	79		(40,193)		92,639		485,929		(17,532)		4,187

Net realized and unrealized gain (loss) on investments	(18)		(140,563)		25,753		686,493		(21,053)		4,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(115)	$	(89,867)	$	39,378	$	684,567	$	(19,125)	$	4,177

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP		EATON VANCE VT FLOATING- RATE INCOME FUND		FEDERATED HERMES HIGH INCOME BOND FUND II		FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,222	$	223,478	$	63,137	$	20,433	$	468,268	$	2,950

EXPENSES:
Mortality and expense risk	375		45,432		7,351		14,032		186,478		11,622

NET INVESTMENT INCOME (LOSS)	1,847		178,046		55,786		6,401		281,790		(8,672)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(262)		(117,336)		(35,295)		8,832		381,090		43,904
Realized gain distributions	16,351		0		0		18,111		526,130		6,204

Net realized gain (loss) on investments	16,089		(117,336)		(35,295)		26,943		907,220		50,108

Change in net unrealized appreciation (depreciation) on investments	(21,199)		(42,187)		14,041		146,444		6,225,745		265,180

Net realized and unrealized gain (loss) on investments	(5,110)		(159,522)		(21,254)		173,387		7,132,964		315,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,263)	$	18,523	$	34,532	$	179,788	$	7,414,754	$	306,616

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

			FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$		2,038	$	88	$	2,121	$	9,266	$	24,792	$	5,339

EXPENSES:
Mortality and expense risk			7,304		4,571		28,147		2,385		14,391		25,835

NET INVESTMENT INCOME (LOSS)			(5,265)		(4,483)		(26,026)		6,881		10,401		(20,496)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares			(1,991)		53,381		178,004		(4,994)		114,040		1,854
Realized gain distributions			0		36,101		268,617		0		4,875		116,224

Net realized gain (loss) on investments			(1,991)		89,481		446,621		(4,994)		118,915		118,078

Change in net unrealized appreciation (depreciation) on investments			(139)		137,731		599,972		(3,611)		72,545		578,004

Net realized and unrealized gain (loss) on investments			(2,130)		227,212		1,046,593		(8,604)		191,460		696,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$	(7,395)	$	222,729	$	1,020,567	$	(1,723)	$	201,861	$	675,586

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

INVESTMENT INCOME:
Dividends	$5,139	$445	$43,703	$505,716	$2,151	$24,136

EXPENSES:
Mortality and expense risk	1,897	1,131	26,087	73,014	1,518	11,619

NET INVESTMENT INCOME (LOSS)	3,242	(686)	17,616	432,702	633	12,517

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(600)	13,692	(3,224)	(110,740)	(1,723)	(6,013)
Realized gain distributions	69	540	96,288	7,282	2,831	0

Net realized gain (loss) on investments	(530)	14,232	93,063	(103,459)	1,108	(6,013)

Change in net unrealized appreciation (depreciation) on investments	11,284	(590)	83,969	(413,173)	2,468	66,502

Net realized and unrealized gain (loss) on investments	10,754	13,643	177,032	(516,632)	3,576	60,489

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,996	$12,956	$194,648	$(83,930)	$4,209	$73,006

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND

INVESTMENT INCOME:
Dividends	$3	$350	$18,851	$116,219	$29,762	$348,171

EXPENSES:
Mortality and expense risk	250	973	20,017	50,955	8,393	113,523

NET INVESTMENT INCOME (LOSS)	(247)	(623)	(1,165)	65,264	21,369	234,649

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	9,037	6,994	(84,888)	(243,600)	(34,601)	336,178
Realized gain distributions	257	1,758	126,559	236,671	28,513	323,330

Net realized gain (loss) on investments	9,295	8,752	41,671	(6,929)	(6,088)	659,508

Change in net unrealized appreciation (depreciation) on investments	(3,332)	5,821	379,642	897,157	72,132	605,842

Net realized and unrealized gain (loss) on investments	5,963	14,573	421,313	890,228	66,045	1,265,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,716	$13,950	$420,147	$955,492	$87,414	$1,499,998

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND

INVESTMENT INCOME:
Dividends	$82,533	$268,811	$225,970	$17,922	$55,509	$124,072

EXPENSES:
Mortality and expense risk	57,302	97,022	40,188	5,513	35,905	209,065

NET INVESTMENT INCOME (LOSS)	25,231	171,789	185,782	12,410	19,604	(84,993)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(24,938)	(161,697)	74,649	(30,490)	(13,716)	(77,333)
Realized gain distributions	39,776	80,945	48,132	0	0	0

Net realized gain (loss) on investments	14,838	(80,752)	122,781	(30,490)	(13,716)	(77,333)

Change in net unrealized appreciation (depreciation) on investments	693,539	877,175	222,570	160,427	207,643	5,891

Net realized and unrealized gain (loss) on investments	708,377	796,424	345,351	129,937	193,928	(71,442)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$733,608	$968,213	$531,132	$142,347	$213,532	$(156,435)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST HIGH YIELD BOND FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND
						(1)

INVESTMENT INCOME:
Dividends	$69,599	$5,316	$(0)	$221,376	$46,738	$1,909

EXPENSES:
Mortality and expense risk	13,858	3,535	20,114	68,083	26,393	6,104

NET INVESTMENT INCOME (LOSS)	55,740	1,781	(20,114)	153,293	20,345	(4,195)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(55,812)	4,214	(4,727)	(83,637)	(197,122)	(210,828)
Realized gain distributions	0	5,416	26,092	130,358	58,661	0

Net realized gain (loss) on investments	(55,812)	9,630	21,364	46,721	(138,461)	(210,828)

Change in net unrealized appreciation (depreciation) on investments	125,840	18,869	597,574	885,856	456,541	67,376

Net realized and unrealized gain (loss) on investments	70,028	28,499	618,938	932,577	318,080	(143,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,768	$30,280	$598,824	$1,085,869	$338,425	$(147,647)

	(1) For the period of January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LARGE CAP VALUE FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND

INVESTMENT INCOME:
Dividends	$157,885	$2,361	$25,388	$66,876	$98,132	$53,027

EXPENSES:
Mortality and expense risk	34,107	28,825	6,615	24,015	37,057	18,480

NET INVESTMENT INCOME (LOSS)	123,778	(26,464)	18,773	42,861	61,075	34,547

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(123,662)	(82,913)	363	(16,809)	(20,262)	(9,682)
Realized gain distributions	1,678,014	68,227	25,148	101,822	148,356	105,185

Net realized gain (loss) on investments	1,554,352	(14,685)	25,511	85,013	128,094	95,502

Change in net unrealized appreciation (depreciation) on investments	506,667	59,156	100,136	200,758	373,215	172,879

Net realized and unrealized gain (loss) on investments	2,061,019	44,470	125,647	285,771	501,309	268,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,184,796	$18,006	$144,420	$328,632	$562,384	$302,929

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST MID CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$37,595	$3,545	$19,827	$9,998	$23,137	$21,177

EXPENSES:
Mortality and expense risk	7,573	1,472	5,683	2,604	8,425	24,603

NET INVESTMENT INCOME (LOSS)	30,022	2,074	14,144	7,394	14,711	(3,426)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(23,569)	(5,404)	(50,330)	(2,811)	(98,365)	(68,503)
Realized gain distributions	86,435	9,172	54,495	25,326	47,087	1,665

Net realized gain (loss) on investments	62,866	3,768	4,166	22,515	(51,278)	(66,838)

Change in net unrealized appreciation (depreciation) on investments	141,790	19,222	90,244	35,412	96,125	(12,840)

Net realized and unrealized gain (loss) on investments	204,656	22,990	94,410	57,927	44,847	(79,678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$234,678	$25,064	$108,554	$65,321	$59,559	$(83,104)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND

INVESTMENT INCOME:
Dividends	$1,345,514	$1,201,940	$307,065	$133,606	$285,484	$257,361

EXPENSES:
Mortality and expense risk	1,257,115	663,140	93,038	171,386	168,261	56,117

NET INVESTMENT INCOME (LOSS)	88,399	538,800	214,027	(37,781)	117,223	201,244

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,137,768)	(1,309,221)	(608,559)	(134,730)	(279,962)	24,736
Realized gain distributions	1,638,112	1,450,239	1,071,126	244,228	295,744	43,022

Net realized gain (loss) on investments	500,344	141,018	462,567	109,497	15,782	67,758

Change in net unrealized appreciation (depreciation) on investments	13,235,087	7,246,412	745,888	1,683,883	1,730,898	312,950

Net realized and unrealized gain (loss) on investments	13,735,430	7,387,431	1,208,454	1,793,380	1,746,680	380,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,823,829	$7,926,230	$1,422,481	$1,755,600	$1,863,903	$581,952

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND

INVESTMENT INCOME:
Dividends	$78,129	$713,363	$206,932	$304,202	$6,076,155	$189,304

EXPENSES:
Mortality and expense risk	27,661	518,223	132,948	125,085	2,511,658	55,646

NET INVESTMENT INCOME (LOSS)	50,469	195,140	73,984	179,117	3,564,496	133,657

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(165,723)	2,266,543	(903,379)	(2,406,644)	(400,894)	(30,492)
Realized gain distributions	0	7,919,091	1,129,486	1,272,779	13,860,569	29,608

Net realized gain (loss) on investments	(165,723)	10,185,634	226,107	(1,133,865)	13,459,675	(884)

Change in net unrealized appreciation (depreciation) on investments	(577,253)	5,856,275	1,749,710	2,549,659	18,675,346	22,044

Net realized and unrealized gain (loss) on investments	(742,976)	16,041,909	1,975,817	1,415,794	32,135,021	21,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(692,507)	$16,237,049	$2,049,800	$1,594,911	$35,699,517	$154,818

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
		(1)

INVESTMENT INCOME:
Dividends	$133,508	$0	$191	$31,022	$12,370

EXPENSES:
Mortality and expense risk	11,609	11,801	114,706	20,255	16,301

NET INVESTMENT INCOME (LOSS)	121,899	(11,801)	(114,515)	10,767	(3,931)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	53,000	(24,391)	282,854	89,002	(10,755)
Realized gain distributions	89,451	5,635	516,765	4,010	25,993

Net realized gain (loss) on investments	142,450	(18,755)	799,619	93,011	15,237

Change in net unrealized appreciation (depreciation) on investments	374,331	191,356	2,928,272	(21,643)	360,540

Net realized and unrealized gain (loss) on investments	516,781	172,600	3,727,891	71,369	375,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$638,680	$160,799	$3,613,375	$82,135	$371,846

	(1) For the period of October 23, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT INCOME:
Dividends	$11,749	$67,376	$4,882	$60,721	$87,094	$34,042

EXPENSES:
Mortality and expense risk	25,300	19,397	3,554	9,972	34,395	11,772

NET INVESTMENT INCOME (LOSS)	(13,550)	47,979	1,328	50,750	52,698	22,270

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(52,096)	15,139	(2,680)	(100,811)	(222,337)	(43,058)
Realized gain distributions	46,852	0	105,511	36,997	73,519	37,107

Net realized gain (loss) on investments	(5,244)	15,139	102,830	(63,814)	(148,818)	(5,952)

Change in net unrealized appreciation (depreciation) on investments	629,954	119,427	(48,540)	(230,417)	15,770	112,870

Net realized and unrealized gain (loss) on investments	624,710	134,566	54,290	(294,231)	(133,048)	106,918

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$611,160	$182,546	$55,618	$(243,481)	$(80,349)	$129,188

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$65	$	12,023	$	860,139	$	3,982	$	79,999	$	1,510

EXPENSES:
Mortality and expense risk	1,865		4,309		269,593		54,543		25,320		507

NET INVESTMENT INCOME (LOSS)	(1,800)		7,713		590,547		(50,561)		54,679		1,003

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,890)		(213,141)		1,349,929		204,305		11,066		(10,418)
Realized gain distributions	23,216		0		386,615		675,899		0		2,846

Net realized gain (loss) on investments	17,326		(213,141)		1,736,544		880,204		11,066		(7,572)

Change in net unrealized appreciation (depreciation) on investments	44,955		(89,917)		2,951,844		844,876		217,222		(1,951)

Net realized and unrealized gain (loss) on investments	62,281		(303,058)		4,688,388		1,725,080		228,288		(9,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,481	$	(295,344)	$	5,278,935	$	1,674,519	$	282,966	$	(8,519)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,527	$	1,177	$	5,177	$	31,416	$	2,422	$	0

EXPENSES:
Mortality and expense risk	1,346		523		2,790		5,862		3,019		3,995

NET INVESTMENT INCOME (LOSS)	181		653		2,386		25,555		(597)		(3,995)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(34,843)		150		(539)		(1,926)		(137,176)		12,720
Realized gain distributions	0		0		2,775		0		23,640		65,024

Net realized gain (loss) on investments	(34,843)		150		2,236		(1,926)		(113,536)		77,743

Change in net unrealized appreciation (depreciation) on investments	42,423		17,374		49,027		16,157		41,810		230,177

Net realized and unrealized gain (loss) on investments	7,580		17,524		51,263		14,231		(71,727)		307,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,761	$	18,177	$	53,650	$	39,786	$	(72,324)	$	303,925

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MORGAN STANLEY VIF DISCOVERY PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
									(1)

INVESTMENT INCOME:
Dividends	$36,719	$	153	$	(0)	$	12,380	$	0	$	3,630

EXPENSES:
Mortality and expense risk	19,456		265		108,332		9,658		7		5,800

NET INVESTMENT INCOME (LOSS)	17,263		(112)		(108,332)		2,721		(7)		(2,170)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(322)		8,290		1,441,149		(67,162)		6,484		2,956
Realized gain distributions	137,238		162		0		160,122		0		39,931

Net realized gain (loss) on investments	136,916		8,452		1,441,149		92,960		6,484		42,887

Change in net unrealized appreciation (depreciation) on investments	186,449		7,222		4,886,258		(5,411)		(3,953)		108,356

Net realized and unrealized gain (loss) on investments	323,366		15,674		6,327,407		87,549		2,531		151,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$340,629	$	15,562	$	6,219,075	$	90,271	$	2,524	$	149,073

	(1) For the period of January 1, 2020 to February 4, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	NVIT EMERGING MARKETS FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT SHORT TERM PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,215	$	61,573	$	27,118	$	43,095	$	29,948	$	76,370

EXPENSES:
Mortality and expense risk	806		4,747		11,415		24,103		15,622		35,439

NET INVESTMENT INCOME (LOSS)	409		56,826		15,703		18,991		14,326		40,931

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,954		(37,382)		385,164		(19,252)		16,078		(18,525)
Realized gain distributions	0		0		10,078		0		0		0

Net realized gain (loss) on investments	1,954		(37,382)		395,242		(19,252)		16,078		(18,525)

Change in net unrealized appreciation (depreciation) on investments	5,545		48,118		(68,442)		70,506		189,608		69,653

Net realized and unrealized gain (loss) on investments	7,499		10,736		326,799		51,254		205,686		51,128

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,908	$	67,562	$	342,503	$	70,245	$	220,012	$	92,059

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT INCOME FUND

INVESTMENT INCOME:
Dividends	$305,794	$	20,679	$	71,618	$	2,883	$	2,774	$	163,260

EXPENSES:
Mortality and expense risk	71,405		8,277		33,099		14,753		47,871		22,960

NET INVESTMENT INCOME (LOSS)	234,389		12,401		38,518		(11,870)		(45,097)		140,299

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	81,219		(53,533)		(38,451)		7,192		344,560		36,587
Realized gain distributions	166,616		83,261		73,906		14,600		392,202		30,299

Net realized gain (loss) on investments	247,835		29,729		35,455		21,792		736,762		66,886

Change in net unrealized appreciation (depreciation) on investments	627,256		(56,969)		306,214		146,853		1,838,636		(26,454)

Net realized and unrealized gain (loss) on investments	875,091		(27,240)		341,669		168,645		2,575,399		40,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,109,480	$	(14,839)	$	380,188	$	156,775	$	2,530,302	$	180,732

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI ASSET ABSOLUTE RETURN FUND		PUTNAM VT MULTI-CAP CORE FUND

INVESTMENT INCOME:
Dividends	$12,845	$	44	$	5,738	$	26,082	$	0	$	4,111

EXPENSES:
Mortality and expense risk	6,776		630		1,546		1,158		9,512		2,684

NET INVESTMENT INCOME (LOSS)	6,069		(585)		4,192		24,924		(9,512)		1,428

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,511)		(137)		(19,835)		(13,669)		(3,681)		(8,529)
Realized gain distributions	0		0		3,371		0		0		17,894

Net realized gain (loss) on investments	(1,511)		(137)		(16,464)		(13,669)		(3,681)		9,365

Change in net unrealized appreciation (depreciation) on investments	83,321		33,855		1,950		(24,586)		(83,884)		50,247

Net realized and unrealized gain (loss) on investments	81,810		33,717		(14,514)		(38,255)		(87,565)		59,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,879	$	33,132	$	(10,322)	$	(13,330)	$	(97,077)	$	61,040

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP GROWTH FUND	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II

INVESTMENT INCOME:
Dividends	$3,204	$0	$6,721	$(0)	$(0)

EXPENSES:
Mortality and expense risk	3,916	3,632	4,933	314,303	103,143

NET INVESTMENT INCOME (LOSS)	(712)	(3,632)	1,788	(314,303)	(103,143)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,968)	(141,623)	(37,376)	1,723,017	225,155
Realized gain distributions	61,178	16,251	0	1,790,456	931,661

Net realized gain (loss) on investments	58,210	(125,372)	(37,376)	3,513,473	1,156,816

Change in net unrealized appreciation (depreciation) on investments	32,869	214,829	96,467	10,081,836	2,669,550

Net realized and unrealized gain (loss) on investments	91,078	89,457	59,091	13,595,309	3,826,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,367	$85,825	$60,878	$13,281,006	$3,723,224

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS

INVESTMENT INCOME:
Dividends	$958	$6,254	$	503

EXPENSES:
Mortality and expense risk	631	4,874		274

NET INVESTMENT INCOME (LOSS)	327	1,380		229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	595	(223,066)		(8,162)
Realized gain distributions	1,439	0		0

Net realized gain (loss) on investments	2,033	(223,066)		(8,162)

Change in net unrealized appreciation (depreciation) on investments	(1,078)	282,715		19,680

Net realized and unrealized gain (loss) on investments	955	59,649		11,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,282	$61,030	$	11,747

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(18,683)	$(23,722)	$(12,527)	$(17,836)	$(18,509)	$(26,643)
Net realized gain (loss) on investments	392,262	384,780	361,463	101,748	414,383	321,067
Change in net unrealized appreciation (depreciation) on investments	268,713	99,213	452,566	199,023	570,668	175,586

Increase (decrease) in net assets resulting from operations	642,292	460,271	801,503	282,935	966,541	470,010

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,275	3,376	8,738	8,731	693	1,401
Transfers for contract benefits and terminations	(83,879)	(259,377)	(180,626)	(127,039)	(376,653)	(329,431)
Net transfers	(83,721)	(26,987)	20,970	(11,379)	(29,351)	(56,400)
Contract maintenance charges	(73)	(417)	(107)	(485)	(127)	(391)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(164,397)	(283,405)	(151,024)	(130,172)	(405,438)	(384,821)

Total increase (decrease) in net assets	477,894	176,866	650,479	152,763	561,103	85,189

NET ASSETS:
Beginning of period	1,722,206	1,545,340	1,293,136	1,140,373	1,761,503	1,676,314

End of period	$2,200,100	$1,722,206	$1,943,615	$1,293,136	$2,322,606	$1,761,503

CHANGES IN UNITS OUTSTANDING:
Units issued	17	291	984	92	233	1,955
Units redeemed	(918)	(2,195)	(1,698)	(966)	(3,341)	(5,605)

Net increase (decrease)	(901)	(1,904)	(714)	(874)	(3,107)	(3,650)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,094	$(4,618)	$(1,715)	$(1,999)	$15,166	$5,788
Net realized gain (loss) on investments	46,520	16,147	21,905	49,447	(74,158)	(22,564)
Change in net unrealized appreciation (depreciation) on investments	215,922	90,972	80,127	(180)	(195,039)	190,279

Increase (decrease) in net assets resulting from operations	264,536	102,501	100,317	47,268	(254,032)	173,503

CONTRACT TRANSACTIONS:
Proceeds from units sold	875	814			23,087	134,622
Transfers for contract benefits and terminations	(1,741)				(71,170)	(137,787)
Net transfers	(29,929)	(14,421)	(12)		61,047	(30,693)
Contract maintenance charges	(12)	(19,450)
Adjustments to net assets allocated to contracts in payout phase		(155)

Increase (decrease) in net assets resulting from contract transactions	(30,807)	(33,057)	(12)	0	12,964	(33,858)

Total increase (decrease) in net assets	233,729	69,444	100,305	47,268	(241,068)	139,645

NET ASSETS:
Beginning of period	440,639	371,350	176,211	128,943	1,039,125	899,480

End of period	$674,368	$440,794	$276,516	$176,211	$798,057	$1,039,125

CHANGES IN UNITS OUTSTANDING:
Units issued	168	108	0		37,915	20,125
Units redeemed	(410)	(354)			(31,743)	(23,089)

Net increase (decrease)	(242)	(246)	0	0	6,172	(2,964)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$230,417	$(24,025)	$9,762	$19,059	$70,213	$77,765
Net realized gain (loss) on investments	52,818	72,994	29,751	(8,085)	(188,506)	778,770
Change in net unrealized appreciation (depreciation) on investments	(150,283)	686,632	76,349	94,165	30,906	1,136,197

Increase (decrease) in net assets resulting from operations	132,951	735,601	115,862	105,139	(87,386)	1,992,732

CONTRACT TRANSACTIONS:
Proceeds from units sold	10,129	63,594		(199,889)	52,743	398,864
Transfers for contract benefits and terminations	(162,038)	(278,191)	(9,236)	(81,999)	(298,725)	(594,568)
Net transfers	(203,722)	26,810	51,067		(389,080)	(39,857)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(355,631)	(187,787)	41,831	(281,888)	(635,062)	(235,561)

Total increase (decrease) in net assets	(222,680)	547,814	157,693	(176,749)	(722,449)	1,757,171

NET ASSETS:
Beginning of period	2,576,298	2,028,484	1,358,582	1,535,331	8,922,067	7,164,896

End of period	$2,353,618	$2,576,298	$1,516,275	$1,358,582	$8,199,618	$8,922,067

CHANGES IN UNITS OUTSTANDING:
Units issued	4,919	12,070	60,251	8,037	29,315	301,435
Units redeemed	(32,207)	(27,580)	(56,950)	(35,459)	(77,904)	(23,695)

Net increase (decrease)	(27,289)	(15,510)	3,301	(27,422)	(48,589)	277,740

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND		AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$129,694	$87,567	$33,028	$34,876	$23,665	$61,157
Net realized gain (loss) on investments	38,771	558,378	(37,146)	211,091	(34,709)	364,416
Change in net unrealized appreciation (depreciation) on investments	(396,020)	1,597,992	312,612	318,871	522,735	1,434,679

Increase (decrease) in net assets resulting from operations	(227,555)	2,243,937	308,495	564,838	511,691	1,860,252

CONTRACT TRANSACTIONS:
Proceeds from units sold	86,646	884,531	446,084	1,288,259	15,066	1,086,561
Transfers for contract benefits and terminations	(298,090)	(283,427)	(64,721)	(178,717)	(275,583)	(255,251)
Net transfers	(571,386)	604,853	(236,353)	550,436	(650,939)	392,258
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(782,830)	1,205,957	145,009	1,659,978	(911,456)	1,223,568

Total increase (decrease) in net assets	(1,010,384)	3,449,894	453,504	2,224,816	(399,765)	3,083,820

NET ASSETS:
Beginning of period	11,750,096	8,300,202	3,795,953	1,571,137	8,593,276	5,509,456

End of period	$10,739,712	$11,750,096	$4,249,457	$3,795,953	$8,193,511	$8,593,276

CHANGES IN UNITS OUTSTANDING:
Units issued	44,155	145,661	59,638	226,006	62,468	159,947
Units redeemed	(115,945)	(46,778)	(45,918)	(54,923)	(135,885)	(48,552)

Net increase (decrease)	(71,790)	98,883	13,720	171,083	(73,417)	111,395

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH FUND		AMERICAN FUNDS IS GROWTH-INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(47,251)	$(32,324)	$29,401	$27,093	$(16,660)	$12,157
Net realized gain (loss) on investments	762,364	632,821	164,219	627,841	(77,100)	170,326
Change in net unrealized appreciation (depreciation) on investments	4,901,772	837,265	734,240	628,575	760,773	876,327

Increase (decrease) in net assets resulting from operations	5,616,885	1,437,762	927,859	1,283,509	667,013	1,058,810

CONTRACT TRANSACTIONS:
Proceeds from units sold	188,708	1,710,758	312,538	1,276,704	167,065	145,773
Transfers for contract benefits and terminations	(341,955)	(178,181)	(285,388)	(250,925)	(179,374)	(353,864)
Net transfers	3,695,947	159,207	167,141	738,882	(435,850)	71,987
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,542,700	1,691,784	194,290	1,764,661	(448,160)	(136,104)

Total increase (decrease) in net assets	9,159,585	3,129,546	1,122,150	3,048,170	218,854	922,706

NET ASSETS:
Beginning of period	7,060,531	3,930,985	7,083,942	4,035,772	5,911,058	4,988,352

End of period	$16,220,116	$7,060,531	$8,206,092	$7,083,942	$6,129,912	$5,911,058

CHANGES IN UNITS OUTSTANDING:
Units issued	499,575	246,480	123,227	213,607	44,529	38,426
Units redeemed	(196,030)	(82,380)	(103,933)	(38,295)	(85,298)	(50,712)

Net increase (decrease)	303,545	164,100	19,295	175,312	(40,769)	(12,286)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(30,527)	$(6,825)	$54,452	$20,612	$398,858	$385,297
Net realized gain (loss) on investments	110,978	203,172	781,594	459,630	(63,048)	(32,229)
Change in net unrealized appreciation (depreciation) on investments	1,015,052	838,830	1,201,631	1,099,656	215,565	826,857

Increase (decrease) in net assets resulting from operations	1,095,503	1,035,177	2,037,677	1,579,898	551,375	1,179,925

CONTRACT TRANSACTIONS:
Proceeds from units sold	105,542	337,040	33,642	417,823	67,738	635,222
Transfers for contract benefits and terminations	(127,504)	(135,812)	(779,642)	(295,328)	(275,888)	(449,199)
Net transfers	(264,065)	222,917	(184,838)	(167,628)	100,154	(624,849)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(286,027)	424,145	(930,838)	(45,133)	(107,995)	(438,826)

Total increase (decrease) in net assets	809,476	1,459,322	1,106,839	1,534,765	443,379	741,099

NET ASSETS:
Beginning of period	4,948,850	3,489,528	11,020,148	9,485,383	9,550,671	8,809,572

End of period	$5,758,326	$4,948,850	$12,126,987	$11,020,148	$9,994,050	$9,550,671

CHANGES IN UNITS OUTSTANDING:
Units issued	21,665	60,735	34,456	69,321	55,152	143,172
Units redeemed	(38,421)	(25,708)	(108,263)	(71,843)	(66,372)	(180,449)

Net increase (decrease)	(16,757)	35,027	(73,807)	(2,522)	(11,220)	(37,277)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO		BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES
	2020	2020	2019	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$742	$(1,299)	$(1,923)	$189	$113	$(714)	$(737)
Net realized gain (loss) on investments	(2,303)	72,618	59,807	4,544	10,855	25,262	46,562
Change in net unrealized appreciation (depreciation) on investments	10,772	252,276	46,393	67,999	68,926	35,792	37,649

Increase (decrease) in net assets resulting from operations	9,210	323,595	104,277	72,732	79,894	60,340	83,474

CONTRACT TRANSACTIONS:
Proceeds from units sold					301		24
Transfers for contract benefits and terminations		(30,380)	(9,933)	(811)	(1,129)	(2,800)	(64,652)
Net transfers	59,289	(16,599)		(24)		(32,858)	(6,331)
Contract maintenance charges				(16)	(64)	(10)	(72)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	59,289	(46,979)	(9,933)	(851)	(892)	(35,668)	(71,031)

Total increase (decrease) in net assets	68,499	276,615	94,344	71,881	79,002	24,673	12,443

NET ASSETS:
Beginning of period	0	514,058	419,714	324,990	245,988	285,181	272,738

End of period	$68,499	$790,673	$514,058	$396,871	$324,990	$309,854	$285,181

CHANGES IN UNITS OUTSTANDING:
Units issued	49,273	0		0	6	0	922
Units redeemed	(43,707)	(1,529)	(353)	(11)	(18)	(319)	(1,750)

Net increase (decrease)	5,567	(1,529)	(353)	(11)	(12)	(319)	(828)

	(1) For the period of January 10, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		BNY MELLON VIF INTERNATIONAL VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$218	$1,353	$(775)	$(1,196)	$982	471
Net realized gain (loss) on investments	47,359	54,784	29,562	74,590	(6,145)	8
Change in net unrealized appreciation (depreciation) on investments	82,782	96,443	38,976	6,988	(1,671)	5,276

Increase (decrease) in net assets resulting from operations	130,359	152,580	67,763	80,382	(6,834)	5,755

CONTRACT TRANSACTIONS:
Proceeds from units sold				7,767
Transfers for contract benefits and terminations	(6,924)	(11,770)	(18,372)	(102,200)
Net transfers	(19)		(3,365)	(3,217)	(25,539)
Contract maintenance charges			(17)	(199)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(6,944)	(11,770)	(21,754)	(97,849)	(25,539)	0

Total increase (decrease) in net assets	123,415	140,810	46,009	(17,467)	(32,372)	5,755

NET ASSETS:
Beginning of period	582,403	441,593	319,841	337,308	32,372	26,617

End of period	$705,818	$582,403	$365,850	$319,841	$0	32,372

CHANGES IN UNITS OUTSTANDING:
Units issued	0		0	116	0
Units redeemed	(281)	(574)	(291)	(1,559)	(2,138)

Net increase (decrease)	(281)	(574)	(291)	(1,443)	(2,138)	0

	(1) For the period of January 1, 2020 to April 21, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO			CLEARBRIDGE VARIABLE MID CAP PORTFOLIO				CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
		2020		2019	2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(49,833)	$	(52,726)	$(6,275)	$	(5,257)	$	(42,464)	$	(52,898)
Net realized gain (loss) on investments		505,563		434,787	(1,497)		13,506		666,779		501,861
Change in net unrealized appreciation (depreciation) on investments		1,277,397		1,049,561	108,051		287,209		1,727,029		592,042

Increase (decrease) in net assets resulting from operations		1,733,127		1,431,622	100,279		295,458		2,351,344		1,041,005

CONTRACT TRANSACTIONS:
Proceeds from units sold		260,066		503,141			162,742		138,722		577,159
Transfers for contract benefits and terminations		(330,975)		(278,392)	(10,540)		(81,452)		(261,879)		(229,037)
Net transfers		(624,921)		702,377	(262,618)		200,990		512,735		(257,304)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(695,831)		927,126	(273,159)		282,280		389,578		90,818

Total increase (decrease) in net assets		1,037,296		2,358,748	(172,880)		577,738		2,740,923		1,131,823

NET ASSETS:
Beginning of period		6,571,171		4,212,423	1,367,328		789,590		5,116,840		3,985,017

End of period	$	7,608,467	$	6,571,171	1,194,448	$	1,367,328		7,857,763	$	5,116,840

CHANGES IN UNITS OUTSTANDING:
Units issued		90,721		158,459	0		37,433		119,854		104,033
Units redeemed		(136,554)		(85,552)	(26,115)		(10,478)		(92,818)		(95,061)

Net increase (decrease)		(45,833)		72,907	(26,115)		26,955		27,036		8,972

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND			COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1				COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
		2020		2019	2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(2,384)	$	(4,829)	(53,210)	$	(64,896)	$	(1,623)	$	(1,733)
Net realized gain (loss) on investments		23,005		37,452	461,033		702,087		12,214		18,203
Change in net unrealized appreciation (depreciation) on investments		(4,238)		14,512	1,769,961		1,304,187		49,451		35,364

Increase (decrease) in net assets resulting from operations		16,382		47,135	2,177,784		1,941,378		60,043		51,834

CONTRACT TRANSACTIONS:
Proceeds from units sold				(73,595)	875		1,123
Transfers for contract benefits and terminations		(17,414)		(444)	(247,528)		(498,778)		(4,620)		(2,322)
Net transfers		(8,110)		(90)	(115,822)		(78,834)		(23,264)		24,809
Contract maintenance charges		(26)			(222)		(1,313)				(11)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(25,550)		(74,129)	(362,698)		(577,802)		(27,885)		22,476

Total increase (decrease) in net assets		(9,167)		(26,994)	1,815,086		1,363,576		32,158		74,310

NET ASSETS:
Beginning of period		303,647		330,641	5,233,434		3,869,858		172,493		98,183
End of period	$	294,480	$	303,647	7,048,520	$	5,233,434		204,651	$	172,493

CHANGES IN UNITS OUTSTANDING:
Units issued		1,230			26		2,056		0		329
Units redeemed		(2,873)		(4,396)	(9,728)		(21,649)		(394)		(37)

Net increase (decrease)		(1,643)		(4,396)	(9,702)		(19,593)		(394)		292

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO- SMALL CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$59	$4	$80,641	$58,995	(10,623)	$(24,818)
Net realized gain (loss) on investments	(7,101)	3,807	(10,079)	403	(175,390)	143,202
Change in net unrealized appreciation (depreciation) on investments	6,906	4,222	123,110	69,212	957,058	724,672

Increase (decrease) in net assets resulting from operations	(136)	8,033	193,673	128,610	771,045	843,056

CONTRACT TRANSACTIONS:
Proceeds from units sold			639,511	192,651	20,414	151,619
Transfers for contract benefits and terminations	(28,074)		(123,656)	(15,593)	(316,740)	(265,209)
Net transfers	(0)		77,414	1,468,405	(530,080)	(252,453)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(28,074)	0	593,270	1,645,463	(826,406)	(366,043)

Total increase (decrease) in net assets	(28,210)	8,033	786,942	1,774,073	(55,361)	477,013

NET ASSETS:
Beginning of period	46,899	38,866	2,510,559	736,486	4,738,670	4,261,657

End of period	$18,689	$46,899	3,297,501	$2,510,559	4,683,309	$4,738,670

CHANGES IN UNITS OUTSTANDING:
Units issued	0		105,675	159,282	76,455	35,808
Units redeemed	(1,427)		(51,321)	(1,775)	(143,501)	(65,727)

Net increase (decrease)	(1,427)	0	54,354	157,507	(67,046)	(29,919)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES
		2020	2020	2019	2020	2019
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$		$7,865	$5,536	$13,152	$15,077
Net realized gain (loss) on investments		(283)	(2,295)	7,944	44,921	(10,517)
Change in net unrealized appreciation (depreciation) on investments		9,608	10,769	74,088	(303,302)	430,471

Increase (decrease) in net assets resulting from operations		9,325	16,339	87,568	(245,229)	435,031

CONTRACT TRANSACTIONS:
Proceeds from units sold			2,015	57,583		62,500
Transfers for contract benefits and terminations		(19)	(5,328)	(38,835)	(110,470)	(78,002)
Net transfers		548,261	(597,513)	(9,497)	(107,083)	5,999
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		548,242	(600,826)	9,251	(217,553)	(9,503)

Total increase (decrease) in net assets		557,567	(584,487)	96,819	(462,782)	425,528

NET ASSETS:
Beginning of period		0	584,455	487,636	2,125,189	1,699,661

End of period		$557,567	$(32)	$584,455	1,662,407	$2,125,189

CHANGES IN UNITS OUTSTANDING:
Units issued		54,828	3,060	5,267	0	6,487
Units redeemed		(4)	(52,566)	(4,345)	(16,792)	(6,536)

Net increase (decrease)		54,824	(49,506)	922	(16,792)	(49)

		(1) For the period of December 11, 2020 to December 31, 2020.
		(2) For the period of January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES		DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO		DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
	2020	2019	2020	2019	2020	2019
				(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,545	$(8,361)	$2,686	$1,335	$7,333	$7,232
Net realized gain (loss) on investments	(80,975)	244,781	2,913	488	(971)	3,878
Change in net unrealized appreciation (depreciation) on investments	(183,137)	581,861	20,739	1,440	55,044	46,985

Increase (decrease) in net assets resulting from operations	(256,566)	818,281	26,337	3,263	61,406	58,095

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,596	249,453	190,927	64,151
Transfers for contract benefits and terminations	(92,456)	(252,228)
Net transfers	(282,871)	302,235	(2)		(6,496)	503,755
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(372,731)	299,460	190,925	64,151	(6,496)	503,755

Total increase (decrease) in net assets	(629,297)	1,117,741	217,262	67,414	54,909	561,850

NET ASSETS:
Beginning of period	4,031,017	2,913,276	67,414	0	561,850	0

End of period	$3,401,720	$4,031,017	284,676	$67,414	616,759	$561,850

CHANGES IN UNITS OUTSTANDING:
Units issued	10,262	69,311	16,169	5,743	26	44,982
Units redeemed	(42,060)	(46,302)			(738)	(20)

Net increase (decrease)	(31,798)	23,009	16,169	5,743	(712)	44,962

	(1) For the period July 30, 2019 to December 31, 2019.
	(2) For the period February 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DIMENSIONAL VA GLOBAL BOND PORTFOLIO		DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO		DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(904)	$4,066	$12,425	$18,544	17,180	$38,288
Net realized gain (loss) on investments	(489)	50	(16,580)	(43,350)	(167,917)	(30,119)
Change in net unrealized appreciation (depreciation) on investments	2,851	(2,806)	65,760	236,221	19,512	178,828

Increase (decrease) in net assets resulting from operations	1,458	1,310	61,606	211,415	(131,225)	186,997

CONTRACT TRANSACTIONS:
Proceeds from units sold		20,256		95,281	33,515	121,068
Transfers for contract benefits and terminations	(4,058)	(1,710)	(24,238)	(52,489)	(58,814)	(53,264)
Net transfers	(123,132)	181,140	(42,778)	(134,004)	(130,011)	56,166
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(127,190)	199,686	(67,016)	(91,212)	(155,311)	123,970

Total increase (decrease) in net assets	(125,732)	200,996	(5,410)	120,203	(286,536)	310,967

NET ASSETS:
Beginning of period	200,996	0	1,053,001	932,798	1,501,505	1,190,538

End of period	$75,264	$200,996	1,047,591	$1,053,001	1,214,969	$1,501,505

CHANGES IN UNITS OUTSTANDING:
Units issued	381	19,613	717	20,825	15,235	39,821
Units redeemed	(12,615)	(171)	(9,336)	(29,951)	(42,161)	(25,508)

Net increase (decrease)	(12,234)	19,442	(8,619)	(9,126)	(26,925)	14,313

	(1) For the period February 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO		DIMENSIONAL VA US LARGE VALUE PORTFOLIO			DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
		2020	2019	2020	2019		2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(97)	$208	$50,696	$38,307	$	13,626	$4,345
Net realized gain (loss) on investments		(97)	2,052	(100,370)	18,306		(66,886)	(6,390)
Change in net unrealized appreciation (depreciation) on investments		79	(339)	(40,193)	729,507		92,639	332,701

Increase (decrease) in net assets resulting from operations		(115)	1,921	(89,867)	786,120		39,378	330,656

CONTRACT TRANSACTIONS:
Proceeds from units sold				71,002	616,564		19,424	245,600
Transfers for contract benefits and terminations		(6,370)		(109,368)	(270,549)		(14,259)	(28,767)
Net transfers		(1,348)	(21,667)	122,957	(313,007)		(58,527)	(102,000)
Contract maintenance charges			64,080
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(7,718)	42,413	84,592	33,008		(53,362)	114,833

Total increase (decrease) in net assets		(7,833)	44,334	(5,275)	819,128		(13,984)	445,489

NET ASSETS:
Beginning of period		44,334	0	3,852,047	3,032,919		1,841,203	1,395,714

End of period	$	36,501	$44,334	3,846,772	$3,852,047		1,827,219	$1,841,203

CHANGES IN UNITS OUTSTANDING:
Units issued		0	34,734	46,707	90,107		6,869	46,285
Units redeemed		(768)	(30,382)	(40,581)	(83,117)		(13,317)	(31,669)

Net increase (decrease)		(768)	4,352	6,127	6,990		(6,448)	14,616

		(1) For the period February 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP		DWS CROCI U.S. VIP		DWS GLOBAL SMALL CAP VIP
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,926)	$(5,999)	$1,928	$1,371	$63	$(101)
Net realized gain (loss) on investments	200,563	226,355	(3,521)	9,499	(73)	(221)
Change in net unrealized appreciation (depreciation) on investments	485,929	332,370	(17,532)	21,859	4,187	4,613

Increase (decrease) in net assets resulting from operations	684,567	552,726	(19,125)	32,729	4,177	4,291

CONTRACT TRANSACTIONS:
Proceeds from units sold
Transfers for contract benefits and terminations	(25,519)	(50,682)	(36,576)	(1,200)		(3,945)
Net transfers	(227,255)	(84,536)	(2)		(0)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(252,775)	(135,218)	(36,579)	(1,200)	(0)	(3,945)

Total increase (decrease) in net assets	431,792	417,508	(55,704)	31,529	4,176	346

NET ASSETS:
Beginning of period	1,990,059	1,572,551	134,590	103,061	25,409	25,063

End of period	$2,421,851	$1,990,059	78,886	$134,590	29,585	$25,409

CHANGES IN UNITS OUTSTANDING:
Units issued	0		0		0
Units redeemed	(7,825)	(8,293)	(2,276)	(97)		(466)

Net increase (decrease)	(7,825)	(8,293)	(2,276)	(97)	0	(466)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP		EATON VANCE VT FLOATING-RATE INCOME FUND		FEDERATED HERMES HIGH INCOME BOND FUND II
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,847	$234	$178,046	$269,254	$55,786	$52,509
Net realized gain (loss) on investments	16,089	16,109	(117,336)	(117,658)	(35,295)	(5,168)
Change in net unrealized appreciation (depreciation) on investments	(21,199)	24,800	(42,187)	331,276	14,041	82,700

Increase (decrease) in net assets resulting from operations	(3,263)	41,143	18,523	482,872	34,532	130,041

CONTRACT TRANSACTIONS:
Proceeds from units sold			66,233	1,135,707	27,529	162,876
Transfers for contract benefits and terminations			(301,449)	(332,352)	(43,094)	(53,038)
Net transfers	(4)		(600,503)	(3,984,346)	(257,450)	115,915
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(4)	0	(835,719)	(3,180,991)	(273,016)	225,753

Total increase (decrease) in net assets	(3,268)	41,143	(817,196)	(2,698,119)	(238,484)	355,794

NET ASSETS:
Beginning of period	240,090	198,947	7,310,963	10,009,082	1,285,234	929,440

End of period	$236,822	$240,090	6,493,767	$7,310,963	1,046,750	$1,285,234

CHANGES IN UNITS OUTSTANDING:
Units issued	0		49,403	149,670	13,698	34,282
Units redeemed			(129,236)	(449,929)	(39,522)	(13,358)

Net increase (decrease)	0	0	(79,833)	(300,259)	(25,824)	20,924

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,401	$6,280	$281,790	$254,214	$(8,672)	$(9,588)
Net realized gain (loss) on investments	26,943	56,368	907,220	1,138,740	50,108	162,119
Change in net unrealized appreciation (depreciation) on investments	146,444	143,035	6,225,745	4,264,314	265,180	123,276

Increase (decrease) in net assets resulting from operations	179,788	205,683	7,414,754	5,657,268	306,616	275,807

CONTRACT TRANSACTIONS:
Proceeds from units sold	4,200	3,996	2,699,178	3,826,926	3,275	3,227
Transfers for contract benefits and terminations	(117,199)	(119,590)	(1,360,708)	(1,015,972)	(65,575)	(103,138)
Net transfers	(11,835)	72,998	1,558,534	3,222,325	(50,198)	(9,987)
Contract maintenance charges	(75)	(492)			(93)	(530)
Adjustments to net assets allocated to contracts in payout phase			17,545	(10,424)

Increase (decrease) in net assets resulting from contract transactions	(124,909)	(43,088)	2,914,549	6,022,855	(112,592)	(110,428)

Total increase (decrease) in net assets	54,879	162,595	10,329,304	11,680,123	194,024	165,379

NET ASSETS:
Beginning of period	1,425,956	1,263,361	32,539,023	20,858,900	1,138,873	973,494

End of period	$1,480,835	$1,425,956	42,868,327	$32,539,023	1,332,897	$1,138,873

CHANGES IN UNITS OUTSTANDING:
Units issued	73	2,594	683,065	723,519	29	707
Units redeemed	(2,097)	(3,425)	(465,839)	(184,461)	(1,058)	(1,935)

Net increase (decrease)	(2,024)	(831)	217,226	539,058	(1,029)	(1,228)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO			FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2020	2019		2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,265)	$2,874	$	(4,483)	$(5,349)	$(26,026)	$(26,603)
Net realized gain (loss) on investments	(1,991)			89,481	44,866	446,621	234,592
Change in net unrealized appreciation (depreciation) on investments	(139)			137,731	106,916	599,972	446,887

Increase (decrease) in net assets resulting from operations	(7,395)	2,874		222,729	146,433	1,020,567	654,876

CONTRACT TRANSACTIONS:
Proceeds from units sold	30,000	48			(1,801)	1,400	1,701
Transfers for contract benefits and terminations	(163,808)	(36,064)		(1,614)	22,000	(208,917)	(117,330)
Net transfers	77,194	221,697		644	(25)	(60,489)	(5,730)
Contract maintenance charges	(124)	(390)		(12)		(176)	(708)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(56,738)	185,291		(982)	20,174	(268,182)	(122,067)

Total increase (decrease) in net assets	(64,134)	188,165		221,747	166,607	752,385	532,809

NET ASSETS:
Beginning of period	626,124	437,959		541,834	375,227	2,595,170	2,062,361

End of period	$561,990	$626,124		763,581	$541,834	3,347,555	$2,595,170

CHANGES IN UNITS OUTSTANDING:
Units issued	28,433	22,477		1,600	447	7	11
Units redeemed	(32,192)	(10,164)		(2,731)	(159)	(1,339)	(778)

Net increase (decrease)	(3,758)	12,313		(1,132)	288	(1,332)	(767)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,881	$9,728	$10,401	$8,076	$(20,496)	$(21,435)
Net realized gain (loss) on investments	(4,994)	4,898	118,915	83,390	118,078	33,710
Change in net unrealized appreciation (depreciation) on investments	(3,611)	17,860	72,545	256,617	578,004	762,213

Increase (decrease) in net assets resulting from operations	(1,723)	32,486	201,861	348,083	675,586	774,488

CONTRACT TRANSACTIONS:
Proceeds from units sold	81	80	84	93	278,881	549,177
Transfers for contract benefits and terminations	(72,118)	(11,829)	(40,416)	(90,609)	(119,368)	(140,347)
Net transfers	(12,316)	(1,661)	(74,583)	49,865	(172,788)	279,489
Contract maintenance charges	(10)	(86)	(42)	(340)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(84,363)	(13,496)	(114,958)	(40,991)	(13,275)	688,319

Total increase (decrease) in net assets	(86,086)	18,990	86,903	307,092	662,311	1,462,807

NET ASSETS:
Beginning of period	265,615	246,625	1,508,378	1,201,286	3,569,417	2,106,610

End of period	$179,529	$265,615	1,595,281	$1,508,378	4,231,728	$3,569,417

CHANGES IN UNITS OUTSTANDING:
Units issued	2		177	195	38,973	95,996
Units redeemed	(1,368)	(221)	(492)	(302)	(44,158)	(36,067)

Net increase (decrease)	(1,366)	(221)	(315)	(107)	(5,185)	59,929

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,242	$2,226	$(686)	$627	$17,616	$11,235
Net realized gain (loss) on investments	(530)	(6)	14,232	9,122	93,063	133,006
Change in net unrealized appreciation (depreciation) on investments	11,284	11,256	(590)	19,147	83,969	376,852

Increase (decrease) in net assets resulting from operations	13,996	13,476	12,956	28,896	194,648	521,093

CONTRACT TRANSACTIONS:
Proceeds from units sold	875	812				295,275
Transfers for contract benefits and terminations	(2,111)	(12,270)	(19,816)	(17,296)	(117,066)	(249,351)
Net transfers	69,500	(2,128)	(30,475)	23,118	(14,467)	33,046
Contract maintenance charges	(35)	(116)	(8)	(60)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	68,229	(13,702)	(50,298)	5,762	(131,533)	78,970

Total increase (decrease) in net assets	82,225	(226)	(37,342)	34,658	63,115	600,063

NET ASSETS:
Beginning of period	170,703	170,929	151,034	116,376	3,110,121	2,510,058

End of period	$252,928	$170,703	113,692	$151,034	3,173,236	$3,110,121

CHANGES IN UNITS OUTSTANDING:
Units issued	1,882	24	0	585	1,445	60,074
Units redeemed	(60)	(430)	(1,162)	(485)	(12,259)	(50,623)

Net increase (decrease)	1,822	(406)	(1,162)	100	(10,814)	9,451

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$432,702	$387,740	$633	$234	$12,517	$19,746
Net realized gain (loss) on investments	(103,459)	147,840	1,108	4,541	(6,013)	(1,321)
Change in net unrealized appreciation (depreciation) on investments	(413,173)	746,266	2,468	27,403	66,502	74,371

Increase (decrease) in net assets resulting from operations	(83,930)	1,281,846	4,209	32,178	73,006	92,796

CONTRACT TRANSACTIONS:
Proceeds from units sold	25,150	309,521	875	814
Transfers for contract benefits and terminations	(278,113)	(551,692)	(944)	(935)	(37,976)	231,131
Net transfers	(21,633)	62,299	(13)		(10,391)	(22,121)
Contract maintenance charges			(30)	(44)		(4,255)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(274,596)	(179,872)	(112)	(165)	(48,367)	204,755

Total increase (decrease) in net assets	(358,526)	1,101,974	4,097	32,013	24,638	297,551

NET ASSETS:
Beginning of period	9,775,380	8,673,406	164,936	132,923	1,408,919	1,111,368

End of period	$9,416,854	$9,775,380	169,033	$164,936	1,433,557	$1,408,919

CHANGES IN UNITS OUTSTANDING:
Units issued	43,080	66,545	41	39	0	25,712
Units redeemed	(68,078)	(80,994)	(47)	(46)	(5,118)	(2,959)

Net increase (decrease)	(24,998)	(14,449)	(5)	(7)	(5,118)	22,753

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(247)	$(383)	$(623)	$(113)	$(1,165)	$1,662
Net realized gain (loss) on investments	9,295	(8,497)	8,752	4,897	41,671	47,724
Change in net unrealized appreciation (depreciation) on investments	(3,332)	20,189	5,821	16,402	379,642	486,347

Increase (decrease) in net assets resulting from operations	5,716	11,309	13,950	21,186	420,147	535,733

CONTRACT TRANSACTIONS:
Proceeds from units sold			1,589	2,037	44,075	90,990
Transfers for contract benefits and terminations	(5)	(24,121)	(62,915)	(821)	(98,347)	(203,690)
Net transfers	(29,576)		(12,369)	(10,000)	58,073	147,294
Contract maintenance charges	(11)	(14)	(7)	(16)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(29,591)	(24,135)	(73,702)	(8,800)	3,801	34,594

Total increase (decrease) in net assets	(23,876)	(12,826)	(59,752)	12,386	423,949	570,327

NET ASSETS:
Beginning of period	27,330	40,156	104,761	92,375	2,828,358	2,258,031

End of period	$3,454	$27,330	45,009	$104,761	3,252,307	$2,828,358

CHANGES IN UNITS OUTSTANDING:
Units issued	0		56	73	24,421	31,664
Units redeemed	(738)		(2,216)	(370)	(25,489)	(29,581)

Net increase (decrease)	(738)	0	(2,160)	(297)	(1,068)	2,083

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$65,264	$71,271	$21,369	$4,494	$234,649	$100,652
Net realized gain (loss) on investments	(6,929)	880,188	(6,088)	100,142	659,508	101,822
Change in net unrealized appreciation (depreciation) on investments	897,157	606,940	72,132	135,814	605,842	1,342,743

Increase (decrease) in net assets resulting from operations	955,492	1,558,399	87,414	240,450	1,499,998	1,545,217

CONTRACT TRANSACTIONS:
Proceeds from units sold	98,531	334,460	2,371	145,883	418,534	1,208,634
Transfers for contract benefits and terminations	(126,052)	(353,745)	(44,059)	(53,930)	(995,592)	(1,267,479)
Net transfers	4,515	(47,443)	(15,260)	60,011	(511,800)	4,605,591
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase					11,550	(6,790)

Increase (decrease) in net assets resulting from contract transactions	(23,006)	(66,728)	(56,948)	151,964	(1,077,308)	4,539,956

Total increase (decrease) in net assets	932,486	1,491,671	30,466	392,414	422,690	6,085,173

NET ASSETS:
Beginning of period	7,775,759	6,284,088	1,357,229	964,815	23,820,979	17,735,806

End of period	$8,708,245	$7,775,759	1,387,695	$1,357,229	24,243,669	$23,820,979

CHANGES IN UNITS OUTSTANDING:
Units issued	72,394	33,301	3,702	22,584	291,717	688,925
Units redeemed	(66,453)	(38,744)	(9,475)	(7,682)	(380,517)	(256,063)

Net increase (decrease)	5,941	(5,443)	(5,773)	14,902	(88,799)	432,862

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST CORE BOND FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,231	$31,988	171,789	$191,115	$185,782	$75,553
Net realized gain (loss) on investments	14,838	143,552	(80,752)	423,903	122,781	12,774
Change in net unrealized appreciation (depreciation) on investments	693,539	429,277	877,175	780,247	222,570	257,004

Increase (decrease) in net assets resulting from operations	733,608	604,817	968,213	1,395,265	531,132	345,331

CONTRACT TRANSACTIONS:
Proceeds from units sold	80,211	945,800	291,199	787,704	24,929	267,551
Transfers for contract benefits and terminations	(912,931)	(626,888)	(918,196)	(647,218)	(367,311)	(256,498)
Net transfers	2,555,740	435,480	(547,439)	(234,607)	4,174,802	786,830
Contract maintenance charges		(74,972)		(47,722)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,723,021	679,420	(1,174,436)	(141,843)	3,832,419	797,883

Total increase (decrease) in net assets	2,456,629	1,284,237	(206,223)	1,253,422	4,363,552	1,143,214

NET ASSETS:
Beginning of period	6,491,372	5,207,135	14,532,607	13,279,235	5,326,620	4,183,406

End of period	$8,948,001	$6,491,372	14,326,384	$14,532,657	9,690,172	$5,326,620

CHANGES IN UNITS OUTSTANDING:
Units issued	333,908	238,252	125,195	240,863	495,356	262,612
Units redeemed	(159,825)	(169,556)	(231,852)	(252,972)	(176,953)	(186,691)

Net increase (decrease)	174,083	68,696	(106,656)	(12,109)	318,403	75,921

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST EMERGING MARKETS EQUITY FUND		GREAT-WEST GLOBAL BOND FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,410	$(3,653)	$19,604	$142,352	$(84,993)	$436,206
Net realized gain (loss) on investments	(30,490)	57,047	(13,716)	(29,526)	(77,333)
Change in net unrealized appreciation (depreciation) on investments	160,427	98,328	207,643	15,421	5,891

Increase (decrease) in net assets resulting from operations	142,347	151,722	213,532	128,247	(156,435)	436,206

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,517	586,057	82,659	221,841	27,082,475	27,986,358
Transfers for contract benefits and terminations	(75,803)	(8,372)	(230,710)	(153,161)	(17,827,178)	(8,139,724)
Net transfers	(42,404)	(429,597)	(36,877)	622,282	(1,569,734)	(23,053,906)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(114,690)	148,088	(184,928)	690,962	7,685,563	(3,207,272)

Total increase (decrease) in net assets	27,657	299,810	28,603	819,209	7,529,129	(2,771,066)

NET ASSETS:
Beginning of period	986,534	686,724	5,269,618	4,450,409	38,071,310	40,842,376

End of period	$1,014,191	$986,534	5,298,221	$5,269,618	45,600,439	$38,071,310

CHANGES IN UNITS OUTSTANDING:
Units issued	96,289	113,003	43,512	125,692	6,933,707	5,102,616
Units redeemed	(109,709)	(97,297)	(63,347)	(55,772)	(6,173,767)	(5,419,483)

Net increase (decrease)	(13,420)	15,706	(19,835)	69,920	759,940	(316,867)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST HIGH YIELD BOND FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND		GREAT-WEST INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$55,740	$98,414	$1,781	$1,814	$(20,114)	$(21,352)
Net realized gain (loss) on investments	(55,812)	(10,791)	9,630	(147)	21,364	(20,083)
Change in net unrealized appreciation (depreciation) on investments	125,840	159,859	18,869	18,141	597,574	668,114

Increase (decrease) in net assets resulting from operations	125,768	247,482	30,280	19,808	598,824	626,679

CONTRACT TRANSACTIONS:
Proceeds from units sold	4,099	203,492	2,320	17,684	6,322	73,955
Transfers for contract benefits and terminations	(119,397)	(81,787)	(16,888)	(12,027)	(89,207)	(150,160)
Net transfers	(496,850)	379,698	131,039	9,843	(196,625)	300,122
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(612,149)	501,403	116,471	15,500	(279,509)	223,917

Total increase (decrease) in net assets	(486,381)	748,885	146,751	35,308	319,315	850,596

NET ASSETS:
Beginning of period	2,426,193	1,677,308	401,636	366,328	2,659,104	1,808,508

End of period	$1,939,812	$2,426,193	548,387	$401,636	2,978,419	$2,659,104

CHANGES IN UNITS OUTSTANDING:
Units issued	75,587	69,070	18,716	2,950	10,279	34,957
Units redeemed	(122,736)	(26,626)	(7,968)	(1,406)	(27,765)	(20,736)

Net increase (decrease)	(47,149)	42,444	10,748	1,544	(17,486)	14,221

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$153,293	$228,200	$20,345	$28,811	$(4,195)	$(5,758)
Net realized gain (loss) on investments	46,721	188,594	(138,461)	(22,067)	(210,828)	(2,518)
Change in net unrealized appreciation (depreciation) on investments	885,856	1,932,466	456,541	941,635	67,376	124,788

Increase (decrease) in net assets resulting from operations	1,085,869	2,349,260	338,425	948,379	(147,647)	116,512

CONTRACT TRANSACTIONS:
Proceeds from units sold	347,499	925,266	126,907	128,394	1,560	87,364
Transfers for contract benefits and terminations	(767,252)	(639,068)	(267,349)	(108,057)	(5,125)	(13,731)
Net transfers	(109,401)	149,082	(244,600)	281,088	(758,683)	7,446
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase	25,383	(17,486)

Increase (decrease) in net assets resulting from contract transactions	(503,771)	417,794	(385,042)	301,425	(762,248)	81,079

Total increase (decrease) in net assets	582,098	2,767,054	(46,617)	1,249,804	(909,895)	197,591

NET ASSETS:
Beginning of period	13,930,399	11,163,345	5,366,058	4,116,254	909,852	712,261

End of period	$14,512,497	$13,930,399	5,319,441	$5,366,058	(43)	$909,852

CHANGES IN UNITS OUTSTANDING:
Units issued	165,516	236,176	24,041	65,790	2,967	9,739
Units redeemed	(201,537)	(178,268)	(52,640)	(43,619)	(82,286)	(2,335)

Net increase (decrease)	(36,022)	57,908	(28,599)	22,171	(79,319)	7,404

	(1) For the period of January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND		GREAT-WEST LIFETIME 2015 FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$123,778	$(29,432)	$(26,464)	$(8,346)	$18,773	$12,389
Net realized gain (loss) on investments	1,554,352	623,851	(14,685)	52,303	25,511	60,596
Change in net unrealized appreciation (depreciation) on investments	506,667	532,831	59,156	236,877	100,136	103,649

Increase (decrease) in net assets resulting from operations	2,184,796	1,127,250	18,006	280,834	144,420	176,634

CONTRACT TRANSACTIONS:
Proceeds from units sold	204,280	289,065	9,933	16,199
Transfers for contract benefits and terminations	(232,499)	(273,731)	(83,178)	(17,409)	(58,198)	(49,443)
Net transfers	872,220	455,583	(247,093)	4,218,881	85,112	(187)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	844,002	470,917	(320,338)	4,217,671	26,914	(49,630)

Total increase (decrease) in net assets	3,028,798	1,598,167	(302,332)	4,498,505	171,334	127,004

NET ASSETS:
Beginning of period	4,641,744	3,043,577	4,498,505	0	1,386,621	1,259,617

End of period	$7,670,542	$4,641,744	4,196,173	$4,498,505	1,557,955	$1,386,621

CHANGES IN UNITS OUTSTANDING:
Units issued	150,908	101,698	17,791	434,089	6,700
Units redeemed	(104,301)	(70,984)	(56,355)	(12,163)	(4,726)	(4,609)

Net increase (decrease)	46,606	30,714	(38,565)	421,926	1,974	(4,609)

	(1) For the period of October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$42,861	$29,944	$61,075	$30,008	34,547	$23,307
Net realized gain (loss) on investments	85,013	144,824	128,094	326,513	95,502	134,458
Change in net unrealized appreciation (depreciation) on investments	200,758	245,539	373,215	491,632	172,879	239,169

Increase (decrease) in net assets resulting from operations	328,632	420,307	562,384	848,153	302,929	396,934

CONTRACT TRANSACTIONS:
Proceeds from units sold	8,000	313,975	3,319	1,201		2,739
Transfers for contract benefits and terminations	(137,626)	(30,075)	(174,121)	(846,254)	(19,505)	(9,278)
Net transfers	238,332	51,281	88,623	(87,302)	93,310	(15,085)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	108,706	335,181	(82,179)	(932,355)	73,805	(21,624)

Total increase (decrease) in net assets	437,338	755,488	480,205	(84,202)	376,734	375,310

NET ASSETS:
Beginning of period	3,241,092	2,485,604	5,361,336	5,445,538	2,546,000	2,170,690

End of period	$3,678,430	$3,241,092	5,841,541	$5,361,336	2,922,734	$2,546,000

CHANGES IN UNITS OUTSTANDING:
Units issued	21,738	32,457	15,897	5,513	8,664	13,122
Units redeemed	(14,135)	(2,604)	(23,997)	(83,423)	(2,930)	(15,661)

Net increase (decrease)	7,603	29,853	(8,100)	(77,910)	5,734	(2,539)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,022	$19,294	2,074	$2,852	$14,144	$3,502
Net realized gain (loss) on investments	62,866	154,295	3,768	23,446	4,166	69,496
Change in net unrealized appreciation (depreciation) on investments	141,790	214,110	19,222	62,021	90,244	62,788

Increase (decrease) in net assets resulting from operations	234,678	387,699	25,064	88,319	108,554	135,786

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,200	15,101			477,528
Transfers for contract benefits and terminations	(84,203)	(84,774)	(28,343)	(178,567)	(110,575)	(24,372)
Net transfers	(9,978)	138,045	(181,146)	41,315	7,298	220,941
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(92,981)	68,372	(209,489)	(137,252)	374,252	196,569

Total increase (decrease) in net assets	141,697	456,071	(184,425)	(48,933)	482,806	332,355

NET ASSETS:
Beginning of period	2,211,867	1,755,796	395,720	444,653	833,201	500,846

End of period	$2,353,564	$2,211,867	211,295	$395,720	1,316,007	$833,201

CHANGES IN UNITS OUTSTANDING:
Units issued	15,244	18,459	4,050	4,906	52,391	17,089
Units redeemed	(24,243)	(13,011)	(18,960)	(16,048)	(27,667)	(1,908)

Net increase (decrease)	(8,999)	5,448	(14,910)	(11,142)	24,724	15,181

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,394	$6,068	$14,711	$1,267	$(3,426)	$(32,500)
Net realized gain (loss) on investments	22,515	31,464	(51,278)	86,449	(66,838)	(9,212)
Change in net unrealized appreciation (depreciation) on investments	35,412	34,293	96,125	192,811	(12,840)	594,703

Increase (decrease) in net assets resulting from operations	65,321	71,825	59,559	280,527	(83,104)	552,991

CONTRACT TRANSACTIONS:
Proceeds from units sold		240,590	96		6,689	230,966
Transfers for contract benefits and terminations	(9,968)	(17,758)	(389,057)	(279,550)	(276,386)	(118,637)
Net transfers	(1,937)	42,250	923,536	(40,323)	(218,629)	43,247
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(11,905)	265,082	534,575	(319,873)	(488,326)	155,576

Total increase (decrease) in net assets	53,416	336,907	594,133	(39,346)	(571,430)	708,567

NET ASSETS:
Beginning of period	522,577	185,670	1,367,891	1,407,237	3,507,928	2,799,361

End of period	$575,993	$522,577	1,962,024	$1,367,891	$2,936,498	$3,507,928

CHANGES IN UNITS OUTSTANDING:
Units issued	273	23,448	92,185		10,013	30,966
Units redeemed	(1,260)	(1,881)	(64,488)	(26,640)	(49,655)	(17,764)

Net increase (decrease)	(987)	21,567	27,697	(26,640)	(39,642)	13,202

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L		GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	88,399	$(314,765)	$538,800	$751,001	$214,027	$147,684
Net realized gain (loss) on investments	500,344	7,583,353	141,018	5,963,846	462,567	1,269,370
Change in net unrealized appreciation (depreciation) on investments	13,235,087	13,342,572	7,246,412	5,449,949	745,888	1,643,390

Increase (decrease) in net assets resulting from operations	13,823,829	20,611,160	7,926,230	12,164,796	1,422,481	3,060,444

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,882,942	12,258,634	557,377	3,445,585	341,849	731,247
Transfers for contract benefits and terminations	(7,652,190)	(5,395,125)	(4,610,270)	(3,748,051)	(1,327,883)	(1,916,849)
Net transfers	(2,114,210)	3,714,164	(801,929)	(1,198,768)	(342,139)	(964,603)
Contract maintenance charges		(1,692,377)		(531,347)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(7,883,459)	8,885,296	(4,854,822)	(2,032,581)	(1,328,174)	(2,150,205)

Total increase (decrease) in net assets	5,940,371	29,496,456	3,071,408	10,132,215	94,307	910,239

NET ASSETS:
Beginning of period	153,644,732	124,148,276	85,209,284	75,077,069	17,189,026	16,278,787

End of period	159,585,103	$153,644,732	88,280,692	$85,209,284	$17,283,333	$17,189,026

CHANGES IN UNITS OUTSTANDING:
Units issued	266,989	1,748,776	110,166	617,618	105,822	92,361
Units redeemed	(989,189)	(894,939)	(542,393)	(795,899)	(239,378)	(280,904)

Net increase (decrease)	(722,200)	853,837	(432,227)	(178,281)	(133,556)	(188,543)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST MULTI- SECTOR BOND FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,781)	$52,904	$117,223	$206,239	$201,244	$62,768
Net realized gain (loss) on investments	109,497	900,075	15,782	1,101,994	67,758	26,778
Change in net unrealized appreciation (depreciation) on investments	1,683,883	1,271,438	1,730,898	1,365,968	312,950	755,933

Increase (decrease) in net assets resulting from operations	1,755,600	2,224,417	1,863,903	2,674,201	581,952	845,479

CONTRACT TRANSACTIONS:
Proceeds from units sold	668,046	1,529,555	951,452	1,362,075	148,211	404,295
Transfers for contract benefits and terminations	(949,870)	(659,146)	(1,009,441)	(536,226)	(454,053)	(292,752)
Net transfers	821,945	1,905,777	(511,213)	329,080	(627,133)	500,823
Contract maintenance charges		(220,800)		(131,916)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	540,122	2,555,386	(569,201)	1,023,013	(932,975)	612,366

Total increase (decrease) in net assets	2,295,721	4,779,803	1,294,702	3,697,214	(351,023)	1,457,845

NET ASSETS:
Beginning of period	20,833,412	16,053,609	23,558,706	19,861,492	8,994,212	7,536,367

End of period	23,129,133	$20,833,412	24,853,408	$23,558,706	$8,643,189	$8,994,212

CHANGES IN UNITS OUTSTANDING:
Units issued	180,417	344,850	139,802	219,228	66,811	109,472
Units redeemed	(128,617)	(103,013)	(197,681)	(127,779)	(145,824)	(55,246)

Net increase (decrease)	51,800	241,837	(57,878)	91,449	(79,013)	54,226

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$50,469	$(27,845)	195,140	$(30,809)	$73,984	$(129,533)
Net realized gain (loss) on investments	(165,723)	145,057	10,185,634	5,952,588	226,107	1,033,225
Change in net unrealized appreciation (depreciation) on investments	(577,253)	610,514	5,856,275	16,986,722	1,749,710	4,320,552

Increase (decrease) in net assets resulting from operations	(692,507)	727,726	16,237,049	22,908,501	2,049,800	5,224,244

CONTRACT TRANSACTIONS:
Proceeds from units sold	219,365	237,750	1,715,161	7,168,771	172,201	1,780,631
Transfers for contract benefits and terminations	(323,455)	(161,969)	(5,219,348)	(4,570,488)	(972,245)	(1,058,484)
Net transfers	46,931	(4,323,034)	(1,997,811)	1,879,856	(3,146,257)	(833,514)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase			113,109	(135,695)	14,414	(10,612)

Increase (decrease) in net assets resulting from contract transactions	(57,159)	(4,247,253)	(5,388,890)	4,342,444	(3,931,888)	(121,979)

Total increase (decrease) in net assets	(749,666)	(3,519,527)	10,848,159	27,250,945	(1,882,088)	5,102,265

NET ASSETS:
Beginning of period	5,600,631	3,519,527	100,826,823	73,575,878	26,152,685	21,050,420

End of period	4,850,965	$0	111,674,982	$100,826,823	$24,270,597	$26,152,685

CHANGES IN UNITS OUTSTANDING:
Units issued	100,942	34,833	877,507	1,135,271	179,594	267,451
Units redeemed	(102,924)	(345,325)	(1,150,664)	(748,835)	(486,521)	(279,708)

Net increase (decrease)	(1,982)	(310,492)	(273,158)	386,436	(306,927)	(12,257)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$179,117	$(41,300)	$3,564,496	$2,467,778	$133,657	$104,586
Net realized gain (loss) on investments	(1,133,865)	1,028,173	13,459,675	18,770,900	(884)	8,357
Change in net unrealized appreciation (depreciation) on investments	2,549,659	3,868,293	18,675,346	22,162,475	22,044	232,898

Increase (decrease) in net assets resulting from operations	1,594,911	4,855,166	35,699,517	43,401,153	154,818	345,841

CONTRACT TRANSACTIONS:
Proceeds from units sold	168,323	1,914,351	5,677,458	12,435,836	684,607	609,395
Transfers for contract benefits and terminations	(1,229,228)	(1,552,630)	(16,715,799)	(14,362,917)	(519,557)	(470,460)
Net transfers	(2,172,543)	(1,277,305)	2,313,945	(1,783,492)	1,418,660	(234,226)
Contract maintenance charges				(3,247,938)
Adjustments to net assets allocated to contracts in payout phase	15,125	(10,625)

Increase (decrease) in net assets resulting from contract transactions	(3,218,324)	(926,209)	(8,724,396)	(6,958,511)	1,583,710	(95,291)

Total increase (decrease) in net assets	(1,623,412)	3,928,957	26,975,121	36,442,642	1,738,527	250,550

NET ASSETS:
Beginning of period	26,632,172	22,703,215	305,828,046	269,385,404	7,890,822	7,640,272

End of period	25,008,760	$26,632,172	332,803,167	$305,828,046	$9,629,349	$7,890,822

CHANGES IN UNITS OUTSTANDING:
Units issued	302,012	456,435	875,261	1,577,427	821,804	215,187
Units redeemed	(556,040)	(539,809)	(1,614,286)	(2,152,880)	(686,627)	(218,105)

Net increase (decrease)	(254,028)	(83,374)	(739,025)	(575,453)	135,178	(2,918)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP GROWTH FUND		GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$121,899	$(15,209)	(11,801)	$(19,076)	(114,515)	$(145,289)
Net realized gain (loss) on investments	142,450	53,588	(18,755)	647	799,619	609,828
Change in net unrealized appreciation (depreciation) on investments	374,331	286,932	191,356	509,215	2,928,272	3,187,484

Increase (decrease) in net assets resulting from operations	638,680	325,311	160,799	490,786	3,613,375	3,652,023

CONTRACT TRANSACTIONS:
Proceeds from units sold	770	168,853	1,132	33,021	207,252	1,244,455
Transfers for contract benefits and terminations	(58,578)	(75,255)	(300,963)	(96,100)	(405,295)	(519,772)
Net transfers	(160,975)	343,702	678,378	(51,833)	(1,170,697)	1,528,184
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(218,783)	437,300	378,547	(114,912)	(1,368,740)	2,252,867

Total increase (decrease) in net assets	419,897	762,611	539,346	375,874	2,244,635	5,904,890

NET ASSETS:
Beginning of period	1,882,007	1,119,396	2,484,170	2,108,296	17,100,932	11,196,042

End of period	2,301,904	$1,882,007	3,023,516	$2,484,170	19,345,567	$17,100,932

CHANGES IN UNITS OUTSTANDING:
Units issued	42,393	75,988	78,326	5,527	76,836	270,557
Units redeemed	(55,301)	(44,370)	(36,976)	(15,557)	(162,224)	(106,468)

Net increase (decrease)	(12,909)	31,618	41,350	(10,030)	(85,388)	164,089

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,767	$15,026	$(3,931)	$(8,117)	(13,550)	$(35,288)
Net realized gain (loss) on investments	93,011	1,036	15,237	75,754	(5,244)	241,558
Change in net unrealized appreciation (depreciation) on investments	(21,643)	76,884	360,540	356,062	629,954	454,486

Increase (decrease) in net assets resulting from operations	82,135	92,946	371,846	423,699	611,160	660,756

CONTRACT TRANSACTIONS:
Proceeds from units sold	26,631	7,068		206,234	56,705	290,584
Transfers for contract benefits and terminations	(215,823)	(12,143)	(42,042)	(105,070)	(147,441)	(314,300)
Net transfers	2,487,035	98,464	(51,006)	(12,855)	(5,262)	42,707
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,297,843	93,389	(93,048)	88,309	(95,998)	18,991

Total increase (decrease) in net assets	2,379,978	186,335	278,799	512,008	515,162	679,747

NET ASSETS:
Beginning of period	1,905,344	1,719,009	1,986,600	1,474,592	3,300,086	2,620,339

End of period	$4,285,322	$1,905,344	2,265,399	$1,986,600	3,815,248	$3,300,086

CHANGES IN UNITS OUTSTANDING:
Units issued	371,895	13,344	10	28,683	24,652	45,608
Units redeemed	(167,271)	(4,897)	(8,277)	(17,826)	(31,531)	(42,677)

Net increase (decrease)	204,624	8,447	(8,268)	10,857	(6,879)	2,931

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,979	$30,086	$1,328	$(3,810)	$50,750	$43,506
Net realized gain (loss) on investments	15,139	340	102,830	48,021	(63,814)	6,358
Change in net unrealized appreciation (depreciation) on investments	119,427	88,975	(48,540)	53,279	(230,417)	208,546

Increase (decrease) in net assets resulting from operations	182,546	119,401	55,618	97,490	(243,481)	258,410

CONTRACT TRANSACTIONS:
Proceeds from units sold	9,181	383,111			110,915	139,324
Transfers for contract benefits and terminations	(234,249)	(49,769)	(2,806)	(2,125)	(41,256)	(28,261)
Net transfers	127,068	669,166	(29)		(188,529)	226,103
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(98,000)	1,002,508	(2,834)	(2,125)	(118,870)	337,166

Total increase (decrease) in net assets	84,546	1,121,909	52,784	95,365	(362,351)	595,576

NET ASSETS:
Beginning of period	2,217,022	1,095,113	453,571	358,206	1,738,899	1,143,323

End of period	$2,301,568	$2,217,022	506,355	$453,571	1,376,548	$1,738,899

CHANGES IN UNITS OUTSTANDING:
Units issued	17,982	104,369	0		24,224	36,679
Units redeemed	(26,543)	(7,974)	(135)	(113)	(38,796)	(8,886)

Net increase (decrease)	(8,561)	96,395	(135)	(113)	(14,572)	27,793

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$52,698	$33,484	$22,270	$7,514	$(1,800)	$(2,723)
Net realized gain (loss) on investments	(148,818)	562,790	(5,952)	148,830	17,326	36,099
Change in net unrealized appreciation (depreciation) on investments	15,770	383,633	112,870	292,239	44,955	26,543

Increase (decrease) in net assets resulting from operations	(80,349)	979,907	129,188	448,583	60,481	59,919

CONTRACT TRANSACTIONS:
Proceeds from units sold	53,322	248,417		609
Transfers for contract benefits and terminations	(186,334)	(174,238)	(34,970)	(31,696)	(1,452)	(1,052)
Net transfers	(423,540)	591,782	(308,641)	(179,460)	(46,706)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(556,552)	665,961	(343,611)	(210,547)	(48,158)	(1,052)

Total increase (decrease) in net assets	(636,901)	1,645,868	(214,423)	238,036	12,323	58,867

NET ASSETS:
Beginning of period	5,566,808	3,920,940	1,986,485	1,748,449	298,061	239,194

End of period	$4,929,907	$5,566,808	1,772,062	$1,986,485	310,384	$298,061

CHANGES IN UNITS OUTSTANDING:
Units issued	11,350	80,552	0	2,084	0
Units redeemed	(58,551)	(22,311)	(29,154)	(21,869)	(4,478)	(99)

Net increase (decrease)	(47,201)	58,241	(29,154)	(19,785)	(4,478)	(99)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	IVY VIP ENERGY		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,713	$(9,463)	$590,547	$319,294	$(50,561)	$(67,594)
Net realized gain (loss) on investments	(213,141)	(79,172)	1,736,544	1,490,669	880,204	698,071
Change in net unrealized appreciation (depreciation) on investments	(89,917)	106,247	2,951,844	5,501,085	844,876	1,612,536

Increase (decrease) in net assets resulting from operations	(295,344)	17,612	5,278,935	7,311,048	1,674,519	2,243,013

CONTRACT TRANSACTIONS:
Proceeds from units sold	39,425	114,624	1,768,417	2,140,934	319,143	803,420
Transfers for contract benefits and terminations	(25,457)	(71,537)	(2,887,584)	(1,219,267)	(260,263)	(418,142)
Net transfers	173,195	(82,898)	(2,123,707)	1,374,809	(602,810)	1,481,415
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	187,163	(39,811)	(3,242,874)	2,296,476	(543,931)	1,866,693

Total increase (decrease) in net assets	(108,182)	(22,199)	2,036,060	9,607,524	1,130,588	4,109,706

NET ASSETS:
Beginning of period	822,697	844,896	42,295,688	32,688,164	9,920,937	5,811,231

End of period	$714,515	$822,697	44,331,748	$42,295,688	11,051,525	$9,920,937

CHANGES IN UNITS OUTSTANDING:
Units issued	97,992	32,756	316,895	428,888	87,016	172,319
Units redeemed	(45,277)	(38,656)	(516,957)	(239,035)	(118,469)	(48,720)

Net increase (decrease)	52,716	(5,900)	(200,062)	189,853	(31,453)	123,599

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$54,679	$71,204	$1,003	$1,716	181	$789
Net realized gain (loss) on investments	11,066	(4,583)	(7,572)	11,352	(34,843)	(2,028)
Change in net unrealized appreciation (depreciation) on investments	217,222	210,733	(1,951)	29,047	42,423	32,610

Increase (decrease) in net assets resulting from operations	282,966	277,354	(8,519)	42,115	7,761	31,371

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,190	302,906			1,568	2,000
Transfers for contract benefits and terminations	(221,252)	(60,764)	(15,666)	(4,115)	(85,467)	(1,213)
Net transfers	(550,107)	322,993	(4)		4,534	9,450
Contract maintenance charges	(5)	(21)			(4)	(37)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(769,174)	565,114	(15,670)	(4,115)	(79,369)	10,200

Total increase (decrease) in net assets	(486,208)	842,468	(24,189)	38,000	(71,607)	41,571

NET ASSETS:
Beginning of period	3,881,072	3,038,604	182,244	144,244	163,219	121,648

End of period	$3,394,864	$3,881,072	158,055	$182,244	91,612	$163,219

CHANGES IN UNITS OUTSTANDING:
Units issued	28,907	86,232	0		281	503
Units redeemed	(91,040)	(31,458)	(1,013)	(212)	(3,814)	(60)

Net increase (decrease)	(62,133)	54,774	(1,013)	(212)	(3,533)	443

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$653	$1,592	$2,386	$2,739	$25,555	$12,338
Net realized gain (loss) on investments	150	(180)	2,236	(60)	(1,926)	1,930
Change in net unrealized appreciation (depreciation) on investments	17,374	27,222	49,027	39,249	16,157	69,617

Increase (decrease) in net assets resulting from operations	18,177	28,634	53,650	41,928	39,786	83,885

CONTRACT TRANSACTIONS:
Proceeds from units sold						292,323
Transfers for contract benefits and terminations	(248)	(422)	(25,961)	(4,682)	(51,940)	(8,856)
Net transfers	(75,610)		101,163		(2,369)	(16,435)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(75,858)	(422)	75,202	(4,682)	(54,309)	267,032

Total increase (decrease) in net assets	(57,681)	28,212	128,851	37,246	(14,523)	350,917

NET ASSETS:
Beginning of period	138,582	110,370	315,632	278,386	948,714	597,797

End of period	$80,901	$138,582	444,483	$315,632	934,191	$948,714

CHANGES IN UNITS OUTSTANDING:
Units issued	0		8,327		3,258	25,923
Units redeemed	(5,186)	(48)	(2,116)	(433)	(7,981)	(2,390)

Net increase (decrease)	(5,186)	(48)	6,211	(433)	(4,723)	23,533

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(597)	$(4,023)	$(3,995)	$(5,424)	$17,263	$7,698
Net realized gain (loss) on investments	(113,536)	56,466	77,743	73,227	136,916	201,177
Change in net unrealized appreciation (depreciation) on investments	41,810	41,749	230,177	61,049	186,449	348,438

Increase (decrease) in net assets resulting from operations	(72,324)	94,192	303,925	128,852	340,629	557,313

CONTRACT TRANSACTIONS:
Proceeds from units sold	8,000	46,492	0		9,878	256,807
Transfers for contract benefits and terminations	(30,954)	(11,737)	(35,279)	(14,423)	(93,210)	(74,737)
Net transfers	(434,692)	479,887	(7,914)	(59,605)	(245,866)	451,193
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(457,645)	514,642	(43,193)	(74,028)	(329,198)	633,263

Total increase (decrease) in net assets	(529,969)	608,834	260,732	54,824	11,431	1,190,576

NET ASSETS:
Beginning of period	872,091	263,257	472,659	417,835	2,893,998	1,703,422

End of period	$342,122	$872,091	733,391	$472,659	2,905,429	$2,893,998

CHANGES IN UNITS OUTSTANDING:
Units issued	3,252	54,582	0		12,978	58,241
Units redeemed	(56,425)	(3,081)	(2,722)	(5,321)	(36,863)	(7,526)

Net increase (decrease)	(53,173)	51,501	(2,722)	(5,321)	(23,884)	50,715

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(112)	$(59)	(108,332)	$(116,814)	$2,721	$(4,792)
Net realized gain (loss) on investments	8,452	614	1,441,149	1,831,784	92,960	255,531
Change in net unrealized appreciation (depreciation) on investments	7,222	7,495	4,886,258	1,468,819	(5,411)	60,286

Increase (decrease) in net assets resulting from operations	15,562	8,050	6,219,075	3,183,789	90,271	311,025

CONTRACT TRANSACTIONS:
Proceeds from units sold			542,714	679,657	271,460	118,825
Transfers for contract benefits and terminations	(1,548)	(751)	(538,048)	(656,371)	(32,129)	(122,084)
Net transfers	62,557	99,315	398,003	962,167	161,695	693,387
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	61,009	98,564	402,668	985,453	401,026	690,128

Total increase (decrease) in net assets	76,571	106,614	6,621,743	4,169,242	491,297	1,001,153

NET ASSETS:
Beginning of period	106,614	0	12,590,735	8,421,493	1,973,373	972,220

End of period	$183,185	$106,614	19,212,478	$12,590,735	2,464,670	$1,973,373

CHANGES IN UNITS OUTSTANDING:
Units issued	15,739	9,865	492,880	369,770	47,464	89,792
Units redeemed	(10,941)	(73)	(457,667)	(302,406)	(12,712)	(32,127)

Net increase (decrease)	4,799	9,792	35,212	67,364	34,752	57,665

	(1) For the period of June 11, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MORGAN STANLEY VIF DISCOVERY PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT EMERGING MARKETS FUND
	2020	2019	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7)	$(67)	$(2,170)	$(4,466)	$409	$586
Net realized gain (loss) on investments	6,484	3,940	42,887	61,792	1,954	2,984
Change in net unrealized appreciation (depreciation) on investments	(3,953)	4,083	108,356	120,110	5,545	13,982

Increase (decrease) in net assets resulting from operations	2,524	7,956	149,073	177,436	7,908	17,552

CONTRACT TRANSACTIONS:
Proceeds from units sold			13,026	270,384
Transfers for contract benefits and terminations	(30,563)		(27,457)	(7,469)	(5,284)	(15,665)
Net transfers	0		(113,582)	(27,688)	(6,845)
Contract maintenance charges						(44)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(30,563)	0	(128,013)	235,227	(12,130)	(15,709)

Total increase (decrease) in net assets	(28,039)	7,956	21,060	412,663	(4,222)	1,843

NET ASSETS:
Beginning of period	28,039	20,083	976,886	564,223	93,522	91,679

End of period	$0	$28,039	997,946	$976,886	89,300	$93,522

CHANGES IN UNITS OUTSTANDING:
Units issued	0		938	31,322	0
Units redeemed	(1,036)		(6,611)	(11,956)	(1,016)	(1,319)

Net increase (decrease)	(1,036)	0	(5,672)	19,366	(1,016)	(1,319)

	(1) For the period of January 1, 2020 to February 4, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO			PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO				PIMCO VIT LOW DURATION PORTFOLIO
		2020		2019	2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	56,826	$	36,951	15,703	$	14,870	$	18,991	$	59,291
Net realized gain (loss) on investments		(37,382)		(14,015)	395,242		214,479		(19,252)		(11,166)
Change in net unrealized appreciation (depreciation) on investments		48,118		75,016	(68,442)		21,371		70,506		48,545

Increase (decrease) in net assets resulting from operations		67,562		97,952	342,503		250,720		70,245		96,670

CONTRACT TRANSACTIONS:
Proceeds from units sold		4,557		21,550	58,569		182,587		602,861		494,193
Transfers for contract benefits and terminations		(20,071)		(33,167)	(56,233)		(188,998)		(95,007)		(77,490)
Net transfers		184,554		34,954	(812,836)		(135,752)		2,618,953		138,577
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		169,041		23,337	(810,500)		(142,163)		3,126,807		555,280

Total increase (decrease) in net assets		236,603		121,289	(467,997)		108,557		3,197,052		651,950

NET ASSETS:
Beginning of period		1,038,764		917,475	1,793,885		1,685,328		3,358,969		2,707,019

End of period	$	1,275,367	$	1,038,764	1,325,888	$	1,793,885		6,556,021	$	3,358,969

CHANGES IN UNITS OUTSTANDING:
Units issued		54,013		10,138	228,790		196,526		320,984		83,432
Units redeemed		(28,070)		(8,014)	(289,477)		(204,909)		(17,603)		(27,406)

Net increase (decrease)		25,943		2,124	(60,687)		(8,383)		303,381		56,026

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		PIMCO VIT REAL RETURN PORTFOLIO				PIMCO VIT SHORT TERM PORTFOLIO				PIMCO VIT TOTAL RETURN PORTFOLIO
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	14,326	$	13,314	$	40,931	$	110,083	$	234,389	$	304,646
Net realized gain (loss) on investments		16,078		(342)		(18,525)		(16,963)		247,835		(8,749)
Change in net unrealized appreciation (depreciation) on investments		189,608		126,318		69,653		34,593		627,256		671,539

Increase (decrease) in net assets resulting from operations		220,012		139,290		92,059		127,713		1,109,480		967,436

CONTRACT TRANSACTIONS:
Proceeds from units sold		11		52,456		381,979		1,153,607		133,732		1,507,040
Transfers for contract benefits and terminations		(135,644)		(39,239)		(437,815)		(840,566)		(987,426)		(947,276)
Net transfers		(22,335)		292,768		974,826		(982,701)		848,524		646,073
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(157,969)		305,985		918,990		(669,660)		(5,170)		1,205,837

Total increase (decrease) in net assets		62,044		445,275		1,011,049		(541,947)		1,104,310		2,173,273

NET ASSETS:
Beginning of period		2,161,037		1,715,762		5,820,373		6,362,320		14,183,857		12,010,584

End of period	$	2,223,081	$	2,161,037		6,831,422	$	5,820,373		15,288,167	$	14,183,857

CHANGES IN UNITS OUTSTANDING:
Units issued		11,916		40,939		431,269		299,477		219,508		252,474
Units redeemed		(25,992)		(10,893)		(343,136)		(363,807)		(220,057)		(140,573)

Net increase (decrease)		(14,076)		30,046		88,134		(64,330)		(550)		111,901

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		PUTNAM VT EQUITY INCOME FUND				PUTNAM VT GLOBAL ASSET ALLOCATION FUND				PUTNAM VT GLOBAL EQUITY FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	12,401	$	11,864	$	38,518	$	12,854	$	(11,870)	$	(20,928)
Net realized gain (loss) on investments		29,729		112,846		35,455		65,819		21,792		202,652
Change in net unrealized appreciation (depreciation) on investments		(56,969)		194,777		306,214		538,081		146,853		201,850

Increase (decrease) in net assets resulting from operations		(14,839)		319,487		380,188		616,754		156,775		383,574

CONTRACT TRANSACTIONS:
Proceeds from units sold								44,984		19,026		206,397
Transfers for contract benefits and terminations		(353)		(19,926)		(324,291)		(592,759)		(54,879)		(60,862)
Net transfers		(277,150)		(28,565)		(265,990)		(287,881)		53,771		(167,246)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(277,503)		(48,491)		(590,282)		(835,656)		17,918		(21,711)

Total increase (decrease) in net assets		(292,342)		270,996		(210,094)		(218,902)		174,693		361,863

NET ASSETS:
Beginning of period		1,378,494		1,107,498		4,046,522		4,265,424		1,852,309		1,490,446

End of period	$	1,086,152	$	1,378,494		3,836,428	$	4,046,522		2,027,002	$	1,852,309

CHANGES IN UNITS OUTSTANDING:
Units issued		0				2,383		30,526		10,839		28,437
Units redeemed		(25,920)		(3,841)		(50,631)		(103,832)		(10,384)		(29,178)

Net increase (decrease)		(25,920)		(3,841)		(48,248)		(73,306)		455		(741)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(45,097)	$(40,738)	$140,299	$98,459	$6,069	$1,710
Net realized gain (loss) on investments	736,762	841,447	66,886	125,295	(1,511)	(86)
Change in net unrealized appreciation (depreciation) on investments	1,838,636	621,035	(26,454)	173,752	83,321	164,933

Increase (decrease) in net assets resulting from operations	2,530,302	1,421,744	180,732	397,506	87,879	166,557

CONTRACT TRANSACTIONS:
Proceeds from units sold	391,063	254,308	139,765	327,255		2,505
Transfers for contract benefits and terminations	(256,964)	(390,851)	(214,848)	(429,826)	(42,559)	(57,065)
Net transfers	1,558,727	(232,351)	610,184	(1,230,633)	8,622	28,007
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,692,826	(368,894)	535,101	(1,333,204)	(33,936)	(26,553)

Total increase (decrease) in net assets	4,223,128	1,052,850	715,832	(935,698)	53,943	140,004

NET ASSETS:
Beginning of period	5,178,330	4,125,480	3,390,071	4,325,769	853,147	713,143

End of period	$9,401,458	$5,178,330	4,105,903	$3,390,071	907,090	$853,147

CHANGES IN UNITS OUTSTANDING:
Units issued	170,063	50,532	123,678	177,950	1,169	3,989
Units redeemed	(79,670)	73,099	(78,782)	(305,117)	(4,547)	(7,076)

Net increase (decrease)	90,393	123,631	44,896	(127,167)	(3,378)	(3,087)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(585)	$(1,108)	$4,192	$2,829	$24,924	$7,599
Net realized gain (loss) on investments	(137)	15,659	(16,464)	10,818	(13,669)	(641)
Change in net unrealized appreciation (depreciation) on investments	33,855	14,563	1,950	15,367	(24,586)	30,607

Increase (decrease) in net assets resulting from operations	33,132	29,114	(10,322)	29,014	(13,330)	37,565

CONTRACT TRANSACTIONS:
Proceeds from units sold				71,654	0	152,588
Transfers for contract benefits and terminations	(305)	(1,608)	(56,634)	(1,916)	(8,203)	(17,448)
Net transfers	(5)	(27,593)	66,659	21,055	(49,093)	(128,029)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(310)	(29,201)	10,026	90,793	(57,296)	7,111

Total increase (decrease) in net assets	32,821	(87)	(296)	119,807	(70,626)	44,676

NET ASSETS:
Beginning of period	122,726	122,813	218,703	98,896	312,689	268,013

End of period	$155,547	$122,726	218,407	$218,703	242,063	$312,689

CHANGES IN UNITS OUTSTANDING:
Units issued	0		8,187	9,947	9,585	18,933
Units redeemed	(24)	(2,522)	(8,783)	(1,424)	(15,432)	(18,031)

Net increase (decrease)	(24)	(2,522)	(597)	8,523	(5,847)	902

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT MULTI ASSET ABSOLUTE RETURN FUND		PUTNAM VT MULTI-CAP CORE FUND		PUTNAM VT RESEARCH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,512)	$(13,414)	$1,428	$653	$(712)	$(203)
Net realized gain (loss) on investments	(3,681)	352	9,365	33,877	58,210	38,039
Change in net unrealized appreciation (depreciation) on investments	(83,884)	65,252	50,247	57,282	32,869	68,268

Increase (decrease) in net assets resulting from operations	(97,077)	52,190	61,040	91,812	90,367	106,104

CONTRACT TRANSACTIONS:
Proceeds from units sold				38,077
Transfers for contract benefits and terminations	(715)	(6,851)	(2,326)	(1,877)	(13,414)
Net transfers	(69)		(2,885)	47,829	(36,127)	(7,548)
Contract maintenance charges						170,964
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(784)	(6,851)	(5,211)	84,029	(49,541)	163,416

Total increase (decrease) in net assets	(97,861)	45,339	55,829	175,841	40,826	269,520

NET ASSETS:
Beginning of period	1,150,532	1,105,193	429,925	254,084	556,786	287,266

End of period	$1,052,671	$1,150,532	485,754	$429,925	597,612	$556,786

CHANGES IN UNITS OUTSTANDING:
Units issued	0		2,996	7,003	1,111	13,297
Units redeemed	(79)	(679)	(3,692)	(461)	(4,530)	(1,724)

Net increase (decrease)	(79)	(679)	(696)	6,542	(3,420)	11,573

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP GROWTH FUND		PUTNAM VT SMALL CAP VALUE FUND
	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,632)	$(5,329)	$1,788	$(3,185)
Net realized gain (loss) on investments	(125,372)	75,871	(37,376)	18,500
Change in net unrealized appreciation (depreciation) on investments	214,829	150,389	96,467	129,838

Increase (decrease) in net assets resulting from operations	85,825	220,931	60,878	145,153

CONTRACT TRANSACTIONS:
Proceeds from units sold				4,379
Transfers for contract benefits and terminations	(20,589)	(52,214)	(14,206)	(54,955)
Net transfers	(269,741)		159,573	59,677
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(290,330)	(52,214)	145,368	9,101

Total increase (decrease) in net assets	(204,505)	168,717	206,246	154,254

NET ASSETS:
Beginning of period	784,750	616,033	793,543	639,289

End of period	$580,245	$784,750	999,789	$793,543

CHANGES IN UNITS OUTSTANDING:
Units issued	0		20,505	9,383
Units redeemed	(19,780)	(3,839)	(4,731)	(8,584)

Net increase (decrease)	(19,780)	(3,839)	15,773	799

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		VAN ECK VIP EMERGING MARKETS FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(314,303)	$(383,158)	$(103,143)	$(121,666)	$327	$(545)
Net realized gain (loss) on investments	3,513,473	3,259,347	1,156,816	732,529	2,033	1,559
Change in net unrealized appreciation (depreciation) on investments	10,081,836	6,821,127	2,669,550	2,029,958	(1,078)	13,286

Increase (decrease) in net assets resulting from operations	13,281,006	9,697,316	3,723,224	2,640,821	1,282	14,300

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,284,841	2,498,972	134,093	1,289,245
Transfers for contract benefits and terminations	(1,557,746)	(2,108,651)	(469,113)	(792,829)	(5,546)	(5,017)
Net transfers	(1,212,510)	489,110	1,042,838	(726,646)	(3,213)
Contract maintenance charges						(20)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,485,415)	879,431	707,818	(230,230)	(8,759)	(5,037)

Total increase (decrease) in net assets	11,795,591	10,576,747	4,431,041	2,410,591	(7,477)	9,263

NET ASSETS:
Beginning of period	43,499,088	32,922,341	12,206,814	9,796,223	61,272	52,009

End of period	$55,294,679	$43,499,088	16,637,855	$12,206,814	53,795	$61,272

CHANGES IN UNITS OUTSTANDING:
Units issued	271,374	497,495	171,768	195,545	668
Units redeemed	(367,696)	(431,240)	(119,402)	(190,890)	(1,057)	(151)

Net increase (decrease)	(96,321)	66,255	52,366	4,655	(389)	(151)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,380	$(9,058)	229	$(506)
Net realized gain (loss) on investments	(223,066)	(16,488)	(8,162)	(13,023)
Change in net unrealized appreciation (depreciation) on investments	282,715	27,272	19,680	15,112

Increase (decrease) in net assets resulting from operations	61,030	1,726	11,747	1,583

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,867	51,809
Transfers for contract benefits and terminations	(96,508)	(35,748)	(760)	(3,052)
Net transfers	(1,365,528)	1,776,887	70,248	(31,683)
Contract maintenance charges				(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,458,170)	1,792,948	69,488	(34,738)

Total increase (decrease) in net assets	(1,397,140)	1,794,674	81,235	(33,155)

NET ASSETS:
Beginning of period	2,359,295	564,621	14,336	47,491

End of period	$962,155	$2,359,295	95,571	$14,336

CHANGES IN UNITS OUTSTANDING:
Units issued	76,879	280,648	3,024
Units redeemed	(316,268)	(12,618)	(742)	(1,295)

Net increase (decrease)	(239,388)	268,030	2,282	(1,295)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$2,065	$185,318
Alger Large Cap Growth Portfolio	38,559	204,985
Alger Mid Cap Growth Portfolio	27,900	452,024
Alger Small Cap Growth Portfolio	30,822	65,189
Alger Weatherbie Specialized Growth Portfolio	0	1,737
Alps Alerian Energy Infrastructure Portfolio	281,642	274,845
Alps Red Rocks Listed Private Equity Portfolio	67,494	441,047
American Century Investments VP Inflation Protection Fund	709,582	667,697
American Century Investments VP Mid Cap Value Fund	435,398	1,025,455
American Century Investments VP Value Fund	898,774	1,344,989
American Funds IS Blue Chip Income and Growth Fund	670,848	495,666
American Funds IS Global Growth And Income Fund	878,243	1,629,822
American Funds IS Growth Fund	6,524,104	2,741,133
American Funds IS Growth-Income Fund	1,531,442	1,180,082
American Funds IS International Fund	429,225	910,044
American Funds IS New World Fund	317,304	579,852
Blackrock 60/40 Target Allocation ETF VI	534,229	475,015
Blackrock Global Allocation VI Fund	525,510	1,410,283
Blackrock High Yield VI Fund	978,369	802,599
BNY Mellon IP Technology Growth Portfolio	66,669	48,700
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	7,526	4,301
BNY Mellon VIF Appreciation Portfolio - Initial Shares	25,557	38,639
BNY Mellon VIF Appreciation Portfolio - Service Shares	51,990	10,052
BNY Mellon VIF Growth And Income Portfolio	24,861	24,938
BNY Mellon VIF International Value Portfolio	1,004	25,561
Clearbridge Variable Large Cap Growth Portfolio	1,328,766	2,044,238
Clearbridge Variable Mid Cap Portfolio	14,295	279,908
Clearbridge Variable Small Cap Growth Portfolio	1,938,718	1,523,733
Columbia Variable Portfolio - Select Small Cap Value Fund	22,732	50,700
Columbia Variable Portfolio - Seligman Global Technology Class 1	423,210	416,575
Columbia Variable Portfolio - Seligman Global Technology Class 2	12,992	29,522
Columbia Variable Portfolio - Small Cap Value Fund	1,842	28,149
Columbia Variable Portfolio - Strategic Income Fund	1,204,789	531,003
Delaware VIP Emerging Markets Series	1,013,923	1,780,837
Delaware VIP International Series	548,278	36
Delaware VIP International Value Equity Series	65,141	638,744
Delaware VIP REIT Series	114,727	232,091

Investment Division	Purchases	Sales
Delaware VIP Small Cap Value Series	$341,250	$535,054
Dimensional DFA VA Global Moderate Allocation Portfolio	190,928	269
Dimensional VA Equity Allocation Portfolio	274	8,844
Dimensional VA Global Bond Portfolio	3,972	132,100
Dimensional VA International Small Portfolio	5,692	79,497
Dimensional VA International Value Portfolio	125,296	289,806
Dimensional VA Short-Term Fixed Portfolio	-	8,034
Dimensional VA US Large Value Portfolio	437,482	379,833
Dimensional VA US Targeted Value Portfolio	46,316	113,172
DWS Capital Growth VIP	137,848	260,018
DWS CROCI® U.S. VIP	8,099	36,927
DWS Global Small Cap VIP	137	75
DWS Small Mid Cap Value VIP	18,575	382
Eaton Vance VT Floating-Rate Income Fund	679,114	1,388,439
Federated High Income Bond Fund II	213,191	429,783
Fidelity VIP Asset Manager Portfolio	13,202	143,219
Fidelity VIP Balanced Portfolio	9,572,980	6,253,007
Fidelity VIP Contrafund Portfolio	9,460	126,790
Fidelity VIP Government Money Market Portfolio	419,439	482,121
Fidelity VIP Growth Opportunities Portfolio	198,794	176,377
Fidelity VIP Growth Portfolio	233,232	297,931
Fidelity VIP High Income Portfolio	2,085	86,865
Fidelity VIP Index 500 Portfolio	86,600	206,267
Fidelity VIP International Capital Appreciation Portfolio	637,462	560,414
Fidelity VIP Investment Grade Bond Portfolio	71,179	4,066
Fidelity VIP Overseas Portfolio	565	51,448
First Trust/Dow Jones Dividend & Income Allocation Portfolio	134,075	174,702
Franklin Income VIP Fund	1,002,506	835,320
Goldman Sachs VIT Large Cap Value Fund	882	2,518
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	43	60,079
Goldman Sachs VIT Strategic Growth Fund	-	29,846
Goldman Sachs VIT US Equity Insights Fund Institutional Class	1,590	76,278
Goldman Sachs VIT US Equity Insights Fund Service Class	363,550	379,828
Great-West Aggressive Profile Fund	1,109,310	830,365
Great-West Ariel Mid Cap Value Fund	85,875	111,987
Great-West Bond Index Fund	3,377,249	4,390,182
Great-West Conservative Profile Fund Class L	3,491,041	1,703,231
Great-West Conservative Profile Fund Investor Class	1,556,092	2,561,465
Great-West Core Bond Fund	6,010,889	2,050,501
Great-West Emerging Markets Equity Fund	807,218	927,450
Great-West Global Bond Fund	471,897	637,922
Great-West Government Money Market Fund	61,022,534	53,373,997
Great-West High Yield Bond Fund	977,670	1,565,948
Great-West Inflation-Protected Securities Fund	205,010	91,310
Great-West International Growth Fund	133,060	432,642
Great-West International Index Fund	1,744,561	2,259,493
Great-West International Value Fund	334,407	712,139
Great-West Invesco Small Cap Value Fund	31,471	798,656
Great-West Large Cap Growth Fund	3,107,103	2,039,785
Great-West Large Cap Value Fund	190,033	524,562

Investment Division	Purchases	Sales
Great-West Lifetime 2015 Fund	$121,409	$64,889
Great-West Lifetime 2020 Fund	360,808	185,868
Great-West Lifetime 2025 Fund	370,251	334,561
Great-West Lifetime 2030 Fund	197,907	56,309
Great-West Lifetime 2035 Fund	285,447	312,251
Great-West Lifetime 2040 Fund	61,789	265,880
Great-West Lifetime 2045 Fund	747,661	334,666
Great-West Lifetime 2050 Fund	22,601	17,853
Great-West Lifetime 2055 Fund	1,042,704	489,359
Great-West Mid Cap Value Fund	109,871	614,581
Great-West Moderate Profile Fund Class L	5,520,754	11,687,803
Great-West Moderate Profile Fund Investor Class	3,718,998	6,589,195
Great-West Moderately Aggressive Profile Fund	1,796,140	2,719,650
Great-West Moderately Conservative Profile Fund Class L	2,333,349	1,587,980
Great-West Moderately Conservative Profile Fund Investor	2,045,969	2,289,769
Great-West Multi-Sector Bond Fund	908,928	1,755,147
Great-West Real Estate Index Fund	1,085,258	1,113,550
Great-West S&P 500® Index Fund	14,997,959	18,748,259
Great-West S&P Mid Cap 400® Index Fund	2,665,936	6,371,695
Great-West S&P Small Cap 600® Index Fund	4,141,057	7,064,593
Great-West SecureFoundation® Balanced Fund	22,864,017	20,578,274
Great-West Short Duration Bond Fund	8,804,019	7,149,795
Great-West Small Cap Growth Fund	713,126	903,620
Great-West Small Cap Value Fund	849,022	476,729
Great-West T. Rowe Price Mid Cap Growth Fund	1,231,053	2,660,719
Great-West U.S. Government Securities Fund	4,215,182	1,906,352
Invesco Oppenheimer V.I. International Growth Fund	207	109,585
Invesco Oppenheimer V.I. Main Street Small Cap Fund	276,523	395,540
Invesco Oppenheimer V.I. Total Return Bond Fund	171,088	288,568
Invesco V.I. Core Equity Fund	-	6,399
Invesco V.I. Global Real Estate Fund	264,977	393,480
Invesco V.I. Growth & Income Fund	111,552	702,718
Invesco V.I. International Growth Fund	42	355,499
Invesco V.I. Small Cap Equity Fund	6	50,044
Ivy VIP Energy Fund	367,084	180,397
Janus Henderson VIT Balanced Portfolio	5,090,371	7,658,908
Janus Henderson VIT Enterprise Portfolio	1,980,260	1,898,644
Janus Henderson VIT Flexible Bond Portfolio	362,929	1,109,723
Janus Henderson VIT Mid Cap Value Portfolio	3,422	16,182
Janus Henderson VIT Overseas Portfolio Institutional Shares	7,970	87,713
Janus Henderson VIT Overseas Portfolio Service Shares	748	76,386
JPMorgan Insurance Trust Global Allocation Portfolio	109,148	28,792
JPMorgan Insurance Trust Income Builder Portfolio	64,276	93,057
JPMorgan Insurance Trust Small Cap Core Portfolio	53,133	487,787
Lord Abbett Series Developing Growth Portfolio	16	47,211

Investment Division	Purchases	Sales
MFS VIT II Blended Res earch Core Equity Portfolio	$362,969	$536,579
MFS VIT II International Growth Portfolio	181,569	120,515
MFS VIT II Technology Portfolio	10,459,259	10,164,221
MFS VIT III Blended Research Small Cap Equity Portfolio	700,550	135,912
Morgan Stanley VIF Discovery Portfolio	0	30,571
Neuberger Berman AMT Sustainable Equity Portfolio	12,270	146,109
NVIT Emerging Markets Fund	968	12,946
PIMCO VIT Commodity Real Return Strategy Portfolio	432,283	207,488
PIMCO VIT Long Term US Government Portfolio	3,114,161	3,902,710
PIMCO VIT Low Duration Portfolio	3,317,074	180,206
PIMCO VIT Real Return Portfolio	153,687	306,716
PIMCO VIT Short Term Portfolio	4,556,754	3,606,175
PIMCO VIT Total Return Portfolio	2,872,343	2,547,984
Putnam VT Equity Income Fund	104,086	285,899
Putnam VT Global Asset Allocation Fund	172,502	650,290
Putnam VT Global Equity Fund	155,236	134,661
Putnam VT Growth Opportunities Fund	3,722,095	1,680,530
Putnam VT Income Fund	1,572,381	866,138
Putnam VT International Equity Fund	26,820	54,349
Putnam VT International Growth Fund	46	944
Putnam VT International Value Fund	108,846	91,269
Putnam VT Mortgage Securities Fund	131,154	163,536
Putnam VT Multi-Asset Absolute Return Fund	36	10,375
Putnam VT Multi-Cap Core Fund	66,927	52,892
Putnam VT Research Fund	80,981	70,072
Putnam VT Small Cap Growth Fund	16,264	293,997
Putnam VT Small Cap Value Fund	197,815	50,685
T. Rowe Price Blue Chip Growth Portfolio	5,179,460	6,983,307
T. Rowe Price Health Sciences Portfolio	2,731,578	2,126,285
Van Eck VIP Emerging Markets Fund	28,375	35,371
Van Eck VIP Global Hard Assets Fund Class S	498,112	1,954,969
Van Eck VIP Global Hard Assets Fund Initial Class	86,845	17,120

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract Maintenance Charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6%, in the Varifund Plus contract, a maximum fee of 8% and in the SmartTrack II and SmartTrack II-5 Year contract, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $25 in the Varifund and Varifund Plus contracts for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. The Company charges $25 in the Smart Track Advisor and $15 in the Smart Track II 5yr contracts for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund/Varifund Plus contracts equal to an effective annual rate of 1.25% to 1.40%, depending on the contract; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; and a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective rate of 0.20% to 0.40% and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund/Varifund Plus contracts. These charges are recorded as Mortality and expense risk on the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate to 2.25% from the covered value in SmartTrack II-5 Year and SmartTrack Advisor annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; and 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II- 5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation.

These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 10, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return is for the period of operations as presented in the Statement of Operations for each investment Division. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ALGER CAPITAL APPRECIATION PORTFOLIO
2020	10	$230.19	to	$239.35	$2,200	0.00%	1.25%	to	1.40%	39.79%	to	40.00%
2019	10	$164.67	to	$170.96	$1,722	0.00%	1.25%	to	1.40%	31.73%	to	31.92%
2018	12	$125.01	to	$129.59	$1,545	0.08%	1.25%	to	1.40%	(1.50) %	to	(1.35) %
2017	14	$126.91	to	$131.37	$1,751	0.15%	1.25%	to	1.40%	29.27%	to	29.46%
2016	16	$98.18	to	$101.47	$1,613	0.18%	1.25%	to	1.40%	(0.89) %	to	(0.74) %
ALGER LARGE CAP GROWTH PORTFOLIO
2020	7	$251.80	to	$276.93	$1,944	0.20%	1.25%	to	1.55%	64.47%	to	64.96%
2019	8	$153.10	to	$167.88	$1,293	0.00%	1.25%	to	1.55%	25.47%	to	25.85%
2018	9	$122.02	to	$133.40	$1,140	0.00%	1.25%	to	1.55%	0.63%	to	0.93%
2017	9	$121.26	to	$132.17	$1,143	0.00%	1.25%	to	1.55%	26.50%	to	26.87%
2016	10	$95.86	to	$104.17	$1,005	0.00%	1.25%	to	1.55%	(2.35) %	to	(2.06) %
ALGER MID CAP GROWTH PORTFOLIO
2020	13	$171.02	to	$178.32	$2,323	0.00%	1.25%	to	1.40%	62.33%	to	62.61%
2019	17	$105.35	to	$109.66	$1,762	0.00%	1.25%	to	1.40%	28.45%	to	28.64%
2018	20	$82.02	to	$85.25	$1,676	0.00%	1.25%	to	1.40%	(8.74) %	to	(8.60) %
2017	29	$89.87	to	$93.27	$2,659	0.00%	1.25%	to	1.40%	27.99%	to	28.18%
2016	32	$70.22	to	$72.76	$2,307	0.00%	1.25%	to	1.40%	(0.43) %	to	(0.28) %
ALGER SMALL CAP GROWTH PORTFOLIO
2020	12	$231.40	to	$42.74	$674	1.22%	0.25%	to	1.40%	64.83%	to	66.74%
2019	12	$140.39	to	$25.63	$441	0.00%	0.25%	to	1.40%	27.54%	to	29.01%
2018	12	$110.07	to	$19.87	$371	0.00%	0.25%	to	1.40%	0.02%	to	1.18%
2017	14	$110.05	to	$19.63	$386	0.00%	0.25%	to	1.40%	26.95%	to	28.41%
2016	25	$86.69	to	$15.29	$491	0.00%	0.25%	to	1.40%	4.77%	to	5.97%
ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
2020	9	$30.27	to	$30.68	$277	0.00%	1.00%	to	1.20%	56.94%	to	57.25%
2019	9	$16.33	to	$19.51	$176	0.00%	1.00%	to	1.20%	36.65%	to	36.93%
2018	9	$11.95	to	$14.25	$129	0.00%	1.00%	to	1.20%	(4.35) %	to	(4.16) %
2017	10	$12.49	to	$15.28	$141	0.00%	0.25%	to	1.20%	35.29%	to	36.58%
2016	11	$9.23	to	$11.19	$118	0.00%	0.25%	to	1.20%	2.79%	to	3.77%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
(Effective date 04/22/2016)
2020	98	$8.39	to	$7.19	$798	3.24%	0.20%	to	1.20%	(26.01) %	to	(25.29) %
2019	92	$11.34	to	$9.62	$1,039	1.62%	0.20%	to	1.20%	18.98%	to	20.18%
2018	95	$9.53	to	$8.00	$899	2.04%	0.20%	to	1.20%	(19.93) %	to	(19.12) %
2017	60	$11.90	to	$9.90	$703	2.25%	0.20%	to	1.20%	(2.02) %	to	(1.04) %
2016	26	$12.15	to	$12.23	$313	4.17%	0.25%	to	1.20%	21.50%	to	22.30%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2020	152	$16.56	to	$16.57	$2,354	12.37%	0.20%	to	1.20%	7.93%	to	9.05%
2019	179	$14.24	to	$15.19	$2,576	0.00%	0.20%	to	1.20%	38.17%	to	39.56%
2018	195	$10.31	to	$10.89	$2,028	6.03%	0.20%	to	1.20%	(13.58) %	to	(12.71) %
2017	117	$11.93	to	$12.47	$1,407	3.86%	0.20%	to	1.20%	23.48%	to	24.71%
2016	33	$9.66	to	$10.00	$323	1.27%	0.25%	to	1.20%	6.68%	to	7.70%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
2020	129	$11.57	to	$11.92	$1,516	1.47%	0.20%	to	1.20%	8.29%	to	9.30%
2019	126	$10.68	to	$10.91	$1,359	2.28%	0.20%	to	1.20%	7.60%	to	8.68%
2018	154	$9.93	to	$10.03	$1,535	3.04%	0.20%	to	1.20%	(3.98) %	to	(3.02) %
2017	75	$10.16	to	$10.35	$775	2.79%	0.20%	to	1.20%	2.44%	to	3.47%
2016	24	$9.92	to	$10.14	$245	1.67%	0.25%	to	1.20%	3.14%	to	4.13%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2020	566	$17.00	to	$12.55	$8,200	1.80%	0.20%	to	1.20%	(0.12) %	to	0.91%
2019	614	$17.02	to	$12.44	$8,922	1.92%	0.20%	to	1.20%	27.46%	to	28.74%
2018	619	$13.35	to	$9.66	$7,165	1.31%	0.20%	to	1.20%	(14.01) %	to	(13.13) %
2017	342	$15.53	to	$11.12	$4,866	1.48%	0.20%	to	1.20%	10.14%	to	11.24%
2016	107	$11.69	to	$20.61	$1,740	1.71%	0.25%	to	1.20%	21.25%	to	22.41%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2020	798	$13.56	to	$12.51	$10,740	2.33%	0.20%	to	1.20%	(0.35) %	to	0.61%
2019	869	$13.61	to	$12.43	$11,750	1.97%	0.20%	to	1.20%	25.41%	to	26.66%
2018	771	$10.86	to	$9.81	$8,300	1.56%	0.20%	to	1.20%	(10.37) %	to	(9.46) %
2017	489	$12.11	to	$10.84	$5,896	1.70%	0.20%	to	1.20%	7.28%	to	8.36%
2016	120	$11.14	to	$11.32	$1,349	1.89%	0.25%	to	1.20%	18.85%	to	19.98%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
(Effective date 04/30/2018)
2020	353	$11.94	to	$12.27	$4,249	1.79%	0.20%	to	1.20%	7.22%	to	8.28%
2019	339	$11.14	to	$11.33	$3,796	2.03%	0.20%	to	1.20%	19.59%	to	20.78%
2018	168	$9.32	to	$9.38	$1,571	2.72%	0.20%	to	1.20%	(6.81) %	to	(6.18) %
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
(Effective date 04/28/2017)
2020	581	$14.03	to	$14.56	$8,194	1.18%	0.20%	to	1.20%	7.21%	to	8.33%
2019	654	$13.09	to	$13.44	$8,593	1.87%	0.20%	to	1.20%	29.17%	to	30.47%
2018	543	$10.13	to	$10.30	$5,509	1.99%	0.20%	to	1.20%	(10.97) %	to	(10.07) %
2017	173	$11.38	to	$11.45	$1,971	3.24%	0.20%	to	1.20%	13.78%	to	14.55%
AMERICAN FUNDS IS GROWTH FUND
(Effective date 04/30/2018)
2020	885	$18.19	to	$18.68	$16,220	0.24%	0.20%	to	1.20%	49.96%	to	51.39%
2019	581	$12.13	to	$12.34	$7,061	0.60%	0.20%	to	1.20%	28.88%	to	30.19%
2018	417	$9.41	to	$9.48	$3,931	0.26%	0.20%	to	1.20%	(5.85) %	to	(5.22) %
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2020	622	$13.13	to	$13.48	$8,206	1.30%	0.20%	to	1.20%	11.92%	to	13.02%
2019	603	$11.73	to	$11.93	$7,084	1.57%	0.20%	to	1.20%	24.36%	to	25.61%
2018	428	$9.43	to	$9.50	$4,036	1.79%	0.20%	to	1.20%	(5.66) %	to	(5.02) %
AMERICAN FUNDS IS INTERNATIONAL FUND
2020	439	$13.70	to	$15.80	$6,130	0.47%	0.20%	to	1.20%	12.26%	to	13.40%
2019	479	$12.20	to	$13.93	$5,911	1.28%	0.20%	to	1.20%	21.20%	to	22.43%
2018	492	$10.06	to	$11.38	$4,988	1.76%	0.20%	to	1.20%	(14.45) %	to	(13.58) %
2017	264	$11.76	to	$13.16	$3,117	1.86%	0.20%	to	1.20%	30.33%	to	31.63%
2016	60	$9.02	to	$8.99	$538	1.88%	0.25%	to	1.20%	1.99%	to	2.97%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/22/2016)
2020	334	$17.09	to	$17.44	$5,758	0.04%	0.20%	to	1.20%	21.79%	to	23.05%
2019	351	$14.03	to	$14.17	$4,949	0.79%	0.20%	to	1.20%	27.28%	to	28.56%
2018	316	$11.02	to	$11.02	$3,490	0.82%	0.20%	to	1.20%	(15.28) %	to	(14.42) %
2017	151	$13.01	to	$12.88	$1,972	1.20%	0.20%	to	1.20%	27.52%	to	28.80%
2016	34	$10.20	to	$10.27	$343	0.91%	0.25%	to	1.20%	2.00%	to	2.66%
BLACKROCK GLOBAL ALLOCATION VI FUND
2020	866	$14.32	to	$14.82	$12,127	1.40%	0.20%	to	1.20%	19.26%	to	20.47%
2019	939	$11.60	to	$12.30	$11,020	1.28%	0.20%	to	1.20%	16.34%	to	17.52%
2018	942	$9.97	to	$10.47	$9,485	0.96%	0.20%	to	1.20%	(8.69) %	to	(7.76) %
2017	709	$10.92	to	$11.35	$7,867	1.65%	0.20%	to	1.20%	12.37%	to	13.48%
2016	260	$9.72	to	$10.31	$2,598	1.90%	0.25%	to	1.20%	2.56%	to	3.54%
BLACKROCK HIGH YIELD VI FUND
2020	787	$12.66	to	$12.68	$9,994	5.44%	0.20%	to	1.20%	5.75%	to	6.85%
2019	798	$11.97	to	$11.87	$9,551	5.14%	0.20%	to	1.20%	13.49%	to	14.64%
2018	835	$10.55	to	$10.36	$8,810	5.26%	0.20%	to	1.20%	(4.06) %	to	(3.10) %
2017	455	$10.99	to	$10.69	$5,013	4.84%	0.20%	to	1.20%	5.83%	to	6.89%
2016	152	$10.38	to	$10.65	$1,594	5.21%	0.25%	to	1.20%	11.48%	to	12.54%
BLACKROCK 60/40 TARGET ALLOCATION ETF V.I. FUND
(Effective date 4/30/2019)
2020	6	$12.15	to	$12.34	$68	1.55%	0.25%	to	1.20%	12.98%	to	14.04%
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
2020	17	$34.05	to	$51.61	$791	0.07%	0.25%	to	1.20%	67.59%	to	69.17%
2019	18	$17.36	to	$30.51	$514	0.00%	0.25%	to	1.20%	24.02%	to	25.20%
2018	19	$13.99	to	$24.37	$420	0.00%	0.25%	to	1.20%	(2.45) %	to	(1.52) %
2017	20	$14.35	to	$24.75	$461	0.00%	0.25%	to	1.20%	40.67%	to	42.00%
2016	24	$10.20	to	$17.43	$386	0.00%	0.25%	to	1.20%	3.15%	to	4.12%
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
2020	4	$89.33	to	$93.08	$397	1.16%	1.25%	to	1.40%	22.43%	to	22.60%
2019	4	$72.97	to	$75.92	$325	1.44%	1.25%	to	1.40%	32.49%	to	32.69%
2018	4	$55.08	to	$57.21	$246	1.76%	1.25%	to	1.40%	(5.74) %	to	(5.60) %
2017	6	$58.43	to	$60.61	$351	1.13%	1.25%	to	1.40%	13.73%	to	13.91%
2016	6	$51.38	to	$53.21	$325	1.30%	1.25%	to	1.40%	8.85%	to	9.01%
BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES
2020	28	$119.13	to	$124.63	$310	0.85%	1.25%	to	1.40%	21.97%	to	22.16%
2019	3	$97.67	to	$102.02	$285	1.14%	1.25%	to	1.40%	34.20%	to	34.41%
2018	4	$72.78	to	$75.91	$273	1.26%	1.25%	to	1.40%	(8.15) %	to	(7.97) %
2017	4	$79.24	to	$82.48	$305	1.34%	1.25%	to	1.40%	25.57%	to	25.76%
2016	4	$63.11	to	$65.59	$246	1.63%	1.25%	to	1.40%	6.41%	to	6.56%
BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES
2020	28	$21.57	to	$28.83	$706	0.60%	0.25%	to	1.20%	21.88%	to	23.08%
2019	29	$17.70	to	$23.42	$582	0.92%	0.25%	to	1.20%	34.16%	to	35.44%
2018	29	$13.19	to	$17.29	$442	1.02%	0.25%	to	1.20%	(8.22) %	to	(7.34) %
2017	31	$14.37	to	$18.66	$503	1.09%	0.25%	to	1.20%	25.50%	to	26.69%
2016	32	$11.45	to	$14.73	$414	1.37%	0.25%	to	1.20%	6.35%	to	7.36%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2020	4	$93.41	to	$97.24	$366	0.83%	1.25%	to	1.40%	22.91%	to	23.10%
2019	4	$76.00	to	$78.99	$320	1.02%	1.25%	to	1.40%	27.32%	to	27.52%
2018	6	$59.69	to	$61.95	$337	0.80%	1.25%	to	1.40%	(6.02) %	to	(5.88) %
2017	6	$63.51	to	$65.81	$375	0.74%	1.25%	to	1.40%	18.05%	to	18.23%
2016	6	$53.80	to	$55.66	$339	1.20%	1.25%	to	1.40%	8.51%	to	8.67%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/28/2017)
2020	402	$18.82	to	$19.53	$7,608	0.02%	0.20%	to	1.20%	28.84%	to	30.19%
2019	448	$14.61	to	$15.00	$6,571	0.16%	0.20%	to	1.20%	30.28%	to	31.58%
2018	375	$11.21	to	$11.40	$4,212	0.18%	0.20%	to	1.20%	(1.42) %	to	(0.43) %
2017	103	$11.38	to	$11.44	$1,177	0.31%	0.40%	to	1.20%	13.75%	to	14.36%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/28/2017)
2020	86	$13.74	to	$14.15	$1,194	0.04%	0.40%	to	1.20%	13.72%	to	14.65%
2019	112	$12.08	to	$12.34	$1,367	0.37%	0.40%	to	1.20%	31.07%	to	32.12%
2018	85	$9.22	to	$9.37	$790	0.27%	0.20%	to	1.20%	(13.85) %	to	(12.97) %
2017	13	$10.70	to	$10.75	$144	0.21%	0.40%	to	1.20%	6.97%	to	7.54%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2020	362	$21.92	to	$22.95	$7,858	0.00%	0.20%	to	1.20%	41.21%	to	42.61%
2019	335	$15.16	to	$16.09	$5,117	0.00%	0.20%	to	1.20%	25.05%	to	26.30%
2018	326	$12.12	to	$12.74	$3,985	0.00%	0.20%	to	1.20%	1.97%	to	3.00%
2017	89	$11.89	to	$12.37	$1,056	0.00%	0.20%	to	1.20%	22.44%	to	23.67%
2016	39	$9.71	to	$10.10	$387	0.00%	0.25%	to	1.20%	4.27%	to	5.28%
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND
2020	15	$19.37	to	$19.66	$294	0.00%	1.25%	to	1.40%	7.43%	to	7.57%
2019	17	$18.03	to	$18.03	$304	0.00%	1.40%	to	1.40%	15.81%	to	15.81%
2018	21	$15.57	to	$15.57	$331	0.00%	1.40%	to	1.40%	(14.04) %	to	(14.04) %
2017	24	$18.11	to	$18.11	$438	0.00%	1.40%	to	1.40%	10.52%	to	10.52%
2016	34	$16.39	to	$16.53	$559	0.00%	1.25%	to	1.40%	12.08%	to	12.25%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
2020	138	$51.08	to	$51.83	$7,049	0.00%	1.25%	to	1.40%	44.17%	to	44.39%
2019	148	$35.43	to	$35.90	$5,233	0.00%	1.25%	to	1.40%	53.16%	to	53.38%
2018	167	$23.14	to	$23.41	$3,870	0.00%	1.25%	to	1.40%	(9.43) %	to	(9.30) %
2017	184	$25.55	to	$25.81	$4,696	0.00%	1.25%	to	1.40%	33.34%	to	33.54%
2016	205	$19.16	to	$19.33	$3,934	0.00%	1.25%	to	1.40%	17.73%	to	17.91%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
2020	2	$110.18	to	$113.65	$205	0.00%	1.25%	to	1.40%	43.78%	to	43.99%
2019	2	$76.63	to	$78.93	$172	0.00%	1.25%	to	1.40%	52.82%	to	53.05%
2018	2	$50.15	to	$51.57	$98	0.00%	1.25%	to	1.40%	(9.73) %	to	(9.59) %
2017	2	$55.55	to	$57.04	$133	0.00%	1.25%	to	1.40%	33.05%	to	33.25%
2016	2	$41.75	to	$42.81	$78	0.00%	1.25%	to	1.40%	17.36%	to	17.54%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2020	1	$15.31	to	$22.49	$19	0.40%	0.25%	to	1.00%	7.48%	to	8.30%
2019	2	$14.24	to	$20.77	$47	0.27%	0.25%	to	1.00%	19.78%	to	20.68%
2018	2	$11.88	to	$17.21	$39	0.17%	0.25%	to	1.00%	(19.02) %	to	(18.37) %
2017	2	$14.68	to	$21.08	$48	0.21%	0.25%	to	1.00%	12.86%	to	13.70%
2016	9	$13.00	to	$18.54	$162	0.33%	0.25%	to	1.00%	31.42%	to	32.41%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
(Effective date 04/30/2018)
2020	286	$11.36	to	$11.67	$3,298	3.83%	0.20%	to	1.20%	5.31%	to	6.39%
2019	232	$10.79	to	$10.97	$2,511	4.22%	0.20%	to	1.20%	8.91%	to	10.00%
2018	74	$9.90	to	$9.97	$736	1.69%	0.20%	to	1.20%	(0.96) %	to	(0.29) %
DELAWARE VIP EMERGING MARKETS SERIES
2020	276	$16.64	to	$17.81	$4,683	0.51%	0.20%	to	1.20%	23.21%	to	24.44%
2019	343	$11.53	to	$14.31	$4,739	0.42%	0.20%	to	1.20%	20.80%	to	22.01%
2018	373	$9.55	to	$11.73	$4,262	3.01%	0.20%	to	1.20%	(17.04) %	to	(16.20) %
2017	222	$11.51	to	$13.99	$3,105	0.31%	0.20%	to	1.20%	38.57%	to	39.95%
2016	109	$8.31	to	$10.83	$1,139	0.85%	0.25%	to	1.20%	12.32%	to	13.40%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	55	$10.17	to	$10.17	$558	0.00%	0.20%	to	1.20%	1.70%	to	1.70%
DELAWARE VIP REIT SERIES
2020	148	$13.05	to	$10.50	$1,662	1.78%	0.20%	to	1.20%	(11.69) %	to	(10.85) %
2019	165	$14.78	to	$11.78	$2,125	1.84%	0.20%	to	1.20%	24.99%	to	26.24%
2018	165	$11.83	to	$9.33	$1,700	1.77%	0.20%	to	1.20%	(8.62) %	to	(7.70) %
2017	146	$12.94	to	$10.11	$1,644	1.28%	0.20%	to	1.20%	0.06%	to	1.07%
2016	57	$10.84	to	$16.67	$817	0.55%	0.25%	to	1.20%	4.35%	to	5.35%
DELAWARE VIP SMALL CAP VALUE SERIES
2020	254	$13.15	to	$11.50	$3,402	1.11%	0.20%	to	1.20%	(3.32) %	to	(2.34) %
2019	285	$13.60	to	$11.78	$4,031	0.78%	0.20%	to	1.20%	26.20%	to	27.46%
2018	262	$10.78	to	$9.25	$2,913	0.53%	0.20%	to	1.20%	(17.94) %	to	(17.11) %
2017	141	$13.14	to	$11.15	$2,000	0.49%	0.20%	to	1.20%	10.43%	to	11.54%
2016	57	$11.90	to	$18.95	$899	0.61%	0.25%	to	1.20%	29.52%	to	30.76%
DIMENSIONAL DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
(Effective date 01/02/2019)
2020	22	$12.99	to	$12.99	$285	3.43%	0.55%	to	0.55%	10.66%	to	10.66%
2019	6	$11.74	to	$11.74	$67	2.31%	0.55%	to	0.55%	17.38%	to	17.38%
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
(Effective date 01/02/2019)
2020	44	$13.94	to	$13.94	$617	1.98%	0.55%	to	0.55%	11.51%	to	11.51%
2019	45	$12.50	to	$12.50	$562	1.87%	0.55%	to	0.55%	24.96%	to	24.96%
DIMENSIONAL VA GLOBAL BOND PORTFOLIO
(Effective date 01/02/2019)
2020	7	$10.40	to	$10.45	$75	0.01%	0.55%	to	0.75%	0.71%	to	0.92%
2019	19	$10.33	to	$10.35	$201	4.53%	0.55%	to	0.75%	3.31%	to	3.52%
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
(Effective date 09/29/2017)
2020	97	$10.38	to	$11.18	$1,048	2.33%	0.55%	to	1.55%	7.69%	to	8.79%
2019	105	$9.64	to	$10.28	$1,053	2.73%	0.55%	to	1.55%	21.99%	to	23.21%
2018	115	$7.90	to	$8.34	$933	3.60%	0.55%	to	1.55%	(21.01) %	to	(20.21) %
2017	2	$10.45	to	$10.45	$20	2.73%	0.55%	to	0.55%	4.54%	to	4.54%
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
(Effective date 12/29/2017)
2020	130	$9.01	to	$9.76	$1,215	2.54%	0.55%	to	1.55%	(3.25) %	to	(2.27) %
2019	156	$9.31	to	$9.99	$1,502	3.69%	0.55%	to	1.55%	14.08%	to	15.23%
2018	142	$8.16	to	$8.67	$1,191	4.44%	0.55%	to	1.55%	(18.37) %	to	(17.55) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO
(Effective date 01/02/2019)
2020	4	$10.16	to	$10.20	$37	0.58%	0.55%	to	0.75%	(0.20) %	to	0.00%
2019	4	$10.18	to	$10.20	$44	0.64%	0.55%	to	0.75%	1.75%	to	1.96%
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
(Effective date 09/29/2017)
2020	351	$10.41	to	$11.54	$3,847	2.50%	0.55%	to	1.55%	(2.93) %	to	(1.88) %
2019	345	$10.72	to	$11.76	$3,852	2.17%	0.55%	to	1.55%	23.86%	to	25.10%
2018	338	$8.65	to	$9.40	$3,033	3.33%	0.55%	to	1.55%	(13.48) %	to	(12.60) %
2017	13	$10.75	to	$10.75	$140	1.77%	0.75%	to	0.75%	7.55%	to	7.55%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 12/29/2017)
2020	175	$10.23	to	$10.99	$1,827	2.01%	0.55%	to	1.55%	2.33%	to	3.43%
2019	181	$10.00	to	$10.63	$1,841	1.58%	0.55%	to	1.55%	20.67%	to	21.88%
2018	167	$8.28	to	$8.72	$1,396	1.44%	0.55%	to	1.55%	(17.17) %	to	(16.33) %
DWS CAPITAL GROWTH VIP
2020	67	$29.34	to	$23.27	$2,422	0.28%	0.20%	to	1.20%	37.04%	to	38.40%
2019	75	$21.41	to	$16.81	$1,990	0.16%	0.20%	to	1.20%	35.17%	to	36.51%
2018	83	$15.84	to	$12.31	$1,573	0.55%	0.20%	to	1.20%	(3.05) %	to	(2.06) %
2017	164	$16.34	to	$12.57	$3,480	0.48%	0.20%	to	1.20%	24.46%	to	25.71%
2016	131	$10.02	to	$19.05	$2,345	0.30%	0.25%	to	1.20%	2.76%	to	3.74%
DWS CROCI® U.S. VIP
2020	5	$12.03	to	$17.10	$79	2.33%	0.25%	to	1.20%	(13.48) %	to	(12.64) %
2019	7	$13.90	to	$19.57	$135	1.57%	0.25%	to	1.20%	30.90%	to	32.15%
2018	8	$10.62	to	$14.81	$103	2.16%	0.25%	to	1.20%	(11.77) %	to	(10.94) %
2017	8	$12.03	to	$16.62	$117	1.08%	0.25%	to	1.20%	21.01%	to	22.15%
2016	10	$9.95	to	$13.61	$128	0.88%	0.25%	to	1.20%	(5.76) %	to	(4.87) %
DWS GLOBAL SMALL CAP VIP
2020	2	$11.84	to	$19.60	$30	0.63%	0.25%	to	1.20%	15.55%	to	16.66%
2019	2	$10.25	to	$16.80	$25	0.00%	0.25%	to	1.20%	19.63%	to	20.78%
2018	2	$8.57	to	$13.91	$25	0.00%	0.25%	to	1.20%	(21.70) %	to	(20.94) %
2017	2	$10.94	to	$17.60	$34	0.00%	0.25%	to	1.20%	18.19%	to	19.30%
2016	2	$9.26	to	$14.75	$22	0.12%	0.25%	to	1.20%	0.12%	to	1.08%
DWS SMALL MID CAP VALUE VIP
2020	12	$13.22	to	$19.18	$237	1.21%	0.25%	to	1.00%	(2.09) %	to	(1.36) %
2019	12	$13.50	to	$19.45	$240	0.36%	0.25%	to	1.00%	19.79%	to	20.69%
2018	12	$11.27	to	$16.11	$199	0.98%	0.25%	to	1.00%	(17.16) %	to	(16.54) %
2017	12	$13.61	to	$19.31	$238	0.35%	0.25%	to	1.00%	9.04%	to	9.86%
2016	14	$12.48	to	$17.57	$238	0.23%	0.25%	to	1.00%	15.31%	to	16.18%
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 05/02/2016)
2020	577	$11.23	to	$11.20	$6,494	3.53%	0.20%	to	1.20%	0.80%	to	1.82%
2019	657	$11.14	to	$11.00	$7,311	4.31%	0.20%	to	1.20%	5.80%	to	6.87%
2018	957	$10.53	to	$10.29	$10,009	3.82%	0.20%	to	1.20%	(1.27) %	to	(0.27) %
2017	393	$10.66	to	$10.32	$4,154	3.06%	0.20%	to	1.20%	2.19%	to	3.22%
2016	57	$10.43	to	$10.50	$594	1.51%	0.25%	to	1.20%	4.34%	to	4.99%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

FEDERATED HIGH INCOME BOND FUND II
(Effective date 04/28/2017)
2020	90	$11.44	to	$11.87	$1,047	6.24%	0.20%	to	1.20%	4.21%	to	5.24%
2019	116	$10.98	to	$11.28	$1,285	5.51%	0.20%	to	1.20%	12.78%	to	13.91%
2018	95	$9.74	to	$9.90	$929	5.12%	0.20%	to	1.20%	(4.60) %	to	(3.63) %
2017	19	$10.21	to	$10.27	$195	0.00%	0.20%	to	1.20%	2.06%	to	2.75%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2020	23	$64.47	to	$67.58	$1,481	1.58%	1.25%	to	1.40%	13.28%	to	13.44%
2019	25	$56.91	to	$59.57	$1,426	1.81%	1.25%	to	1.40%	16.61%	to	16.78%
2018	25	$48.81	to	$51.01	$1,263	1.68%	1.25%	to	1.40%	(6.67) %	to	(6.53) %
2017	26	$52.30	to	$54.58	$1,406	1.87%	1.25%	to	1.40%	12.52%	to	12.69%
2016	28	$46.48	to	$48.43	$1,314	1.40%	1.25%	to	1.40%	1.64%	to	1.80%
FIDELITY VIP BALANCED PORTFOLIO
(Effective date 04/28/2017)
2020	2,786	$15.10	to	$15.66	$42,868	1.37%	0.20%	to	1.20%	20.67%	to	21.88%
2019	2,563	$12.51	to	$12.85	$32,539	1.62%	0.20%	to	1.20%	22.64%	to	23.87%
2018	2,024	$10.20	to	$10.37	$20,859	1.69%	0.20%	to	1.20%	(5.59) %	to	(4.63) %
2017	680	$10.80	to	$10.88	$7,363	2.14%	0.20%	to	1.20%	8.05%	to	8.77%
FIDELITY VIP CONTRAFUND PORTFOLIO
2020	10	$129.74	to	$134.89	$1,333	0.27%	1.25%	to	1.40%	28.76%	to	28.95%
2019	11	$100.76	to	$104.61	$1,139	0.45%	1.25%	to	1.40%	29.75%	to	29.95%
2018	12	$77.66	to	$80.50	$973	0.70%	1.25%	to	1.40%	(7.69) %	to	(7.55) %
2017	13	$84.13	to	$87.07	$1,128	0.99%	1.25%	to	1.40%	20.19%	to	20.37%
2016	15	$69.99	to	$72.34	$1,076	0.72%	1.25%	to	1.40%	6.51%	to	6.67%
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2020	39	$14.47	to	$15.01	$562	0.31%	1.25%	to	1.40%	(1.05) %	to	(0.92) %
2019	42	$14.62	to	$15.15	$626	1.97%	1.25%	to	1.40%	0.60%	to	0.74%
2018	30	$14.54	to	$15.04	$438	1.65%	1.25%	to	1.40%	0.23%	to	0.39%
2017	24	$14.50	to	$14.98	$356	0.64%	1.25%	to	1.40%	(0.72) %	to	(0.57) %
2016	36	$14.61	to	$15.07	$537	0.20%	1.25%	to	1.40%	(1.18) %	to	(1.04) %
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2020	6	$117.45	to	$122.12	$764	0.02%	1.25%	to	1.40%	66.32%	to	66.56%
2019	8	$70.62	to	$73.32	$542	0.16%	1.25%	to	1.40%	38.88%	to	39.09%
2018	7	$50.85	to	$52.71	$375	0.12%	1.25%	to	1.40%	10.89%	to	11.06%
2017	8	$45.86	to	$47.46	$351	0.29%	1.25%	to	1.40%	32.65%	to	32.85%
2016	8	$34.57	to	$35.73	$294	0.31%	1.25%	to	1.40%	(1.06) %	to	(0.91) %
FIDELITY VIP GROWTH PORTFOLIO
2020	13	$251.85	to	$265.15	$3,348	0.08%	1.25%	to	1.40%	41.90%	to	42.11%
2019	15	$177.49	to	$186.58	$2,595	0.26%	1.25%	to	1.40%	32.45%	to	32.65%
2018	15	$134.01	to	$140.66	$2,062	0.24%	1.25%	to	1.40%	(1.56) %	to	(1.42) %
2017	17	$136.14	to	$142.68	$2,369	0.21%	1.25%	to	1.40%	33.26%	to	33.46%
2016	18	$102.16	to	$106.91	$1,852	0.04%	1.25%	to	1.40%	(0.60) %	to	(0.45) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

FIDELITY VIP HIGH INCOME PORTFOLIO
2020	3	$59.50	to	$69.09	$180	4.64%	1.25%	to	1.55%	1.16%	to	1.47%
2019	4	$58.82	to	$68.09	$266	5.17%	1.25%	to	1.55%	13.33%	to	13.68%
2018	4	$51.89	to	$59.90	$247	5.25%	1.25%	to	1.55%	(4.78) %	to	(4.49) %
2017	5	$54.50	to	$62.71	$301	5.10%	1.25%	to	1.55%	5.29%	to	5.61%
2016	6	$51.76	to	$59.38	$322	5.09%	1.25%	to	1.55%	12.85%	to	13.19%
FIDELITY VIP INDEX 500 PORTFOLIO
2020	3	$469.20	to	$537.45	$1,595	1.91%	1.25%	to	1.55%	16.42%	to	16.77%
2019	3	$403.02	to	$460.26	$1,508	1.98%	1.25%	to	1.55%	29.33%	to	29.72%
2018	4	$311.62	to	$354.81	$1,201	1.79%	1.25%	to	1.55%	(5.97) %	to	(5.68) %
2017	4	$331.40	to	$376.20	$1,401	1.80%	1.25%	to	1.55%	19.85%	to	20.21%
2016	4	$276.52	to	$312.96	$1,236	1.41%	1.25%	to	1.55%	10.14%	to	10.47%
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
(Effective date 04/28/2017)
2020	264	$15.90	to	$16.50	$4,232	0.16%	0.20%	to	1.20%	20.47%	to	21.66%
2019	269	$13.20	to	$13.56	$3,569	0.32%	0.20%	to	1.20%	31.35%	to	32.67%
2018	209	$10.05	to	$10.22	$2,107	0.88%	0.20%	to	1.20%	(14.03) %	to	(13.16) %
2017	39	$11.69	to	$11.76	$462	0.56%	0.25%	to	1.20%	16.90%	to	17.65%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2020	7	$37.73	to	$39.28	$253	2.85%	1.25%	to	1.40%	7.87%	to	8.02%
2019	5	$34.98	to	$36.36	$171	2.69%	1.25%	to	1.40%	8.14%	to	8.30%
2018	5	$32.34	to	$33.57	$171	2.44%	1.25%	to	1.40%	(1.92) %	to	(1.77) %
2017	6	$32.98	to	$34.17	$185	2.32%	1.25%	to	1.40%	2.77%	to	2.93%
2016	6	$32.09	to	$33.20	$179	2.06%	1.25%	to	1.40%	3.29%	to	3.44%
FIDELITY VIP OVERSEAS PORTFOLIO
2020	2	$50.35	to	$52.98	$114	0.44%	1.25%	to	1.40%	14.01%	to	14.18%
2019	3	$44.16	to	$46.40	$151	1.88%	1.25%	to	1.40%	25.99%	to	26.18%
2018	3	$35.05	to	$36.78	$116	1.40%	1.25%	to	1.40%	(16.00) %	to	(15.87) %
2017	4	$41.73	to	$43.71	$188	1.28%	1.25%	to	1.40%	28.48%	to	28.67%
2016	6	$32.48	to	$33.97	$194	1.04%	1.25%	to	1.40%	(6.38) %	to	(6.24) %
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2020	245	$12.93	to	$13.41	$3,173	1.61%	0.20%	to	1.20%	6.50%	to	7.55%
2019	256	$12.14	to	$12.47	$3,110	1.55%	0.20%	to	1.20%	19.33%	to	20.53%
2018	247	$10.17	to	$10.34	$2,510	1.95%	0.20%	to	1.20%	(6.06) %	to	(5.12) %
2017	81	$10.83	to	$10.83	$874	1.36%	1.20%	to	1.20%	8.27%	to	8.27%
FRANKLIN INCOME VIP FUND
2020	774	$12.16	to	$12.12	$9,417	6.10%	0.20%	to	1.20%	(0.64) %	to	0.37%
2019	799	$12.24	to	$12.08	$9,775	5.18%	0.20%	to	1.20%	14.66%	to	15.82%
2018	814	$10.67	to	$10.43	$8,673	4.48%	0.20%	to	1.20%	(5.57) %	to	(4.61) %
2017	576	$11.30	to	$10.93	$6,488	3.88%	0.20%	to	1.20%	8.25%	to	9.33%
2016	225	$10.32	to	$10.25	$2,332	3.61%	0.25%	to	1.20%	12.51%	to	13.59%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GOLDMAN SACHS VIT LARGE CAP VALUE FUND
2020	7	$23.79	to	$24.62	$169	1.57%	1.25%	to	1.40%	2.54%	to	2.69%
2019	7	$23.20	to	$23.98	$165	1.54%	1.25%	to	1.40%	24.18%	to	24.36%
2018	7	$18.69	to	$19.28	$133	1.23%	1.25%	to	1.40%	(9.74) %	to	(9.60) %
2017	8	$20.70	to	$21.33	$169	1.63%	1.25%	to	1.40%	8.34%	to	8.49%
2016	9	$19.11	to	$19.66	$173	1.84%	1.25%	to	1.40%	10.03%	to	10.20%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
2020	142	$10.03	to	$11.22	$1,434	1.89%	0.20%	to	1.20%	5.73%	to	6.32%
2019	148	$9.49	to	$10.55	$1,409	2.56%	0.20%	to	1.20%	7.31%	to	8.39%
2018	125	$8.84	to	$9.73	$1,111	3.41%	0.20%	to	1.20%	(8.21) %	to	(7.28) %
2017	34	$9.63	to	$10.49	$334	3.91%	0.20%	to	1.20%	3.89%	to	4.93%
2016	6	$9.27	to	$9.42	$52	0.95%	0.25%	to	1.20%	(0.91) %	to	0.03%
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2020	77	$45.15	to	$45.15	$3	0.01%	1.40%	to	1.40%	38.55%	to	38.55%
2019	1	$32.59	to	$33.67	$27	0.21%	1.25%	to	1.40%	33.64%	to	33.84%
2018	2	$24.38	to	$25.15	$40	0.48%	1.25%	to	1.40%	(2.42) %	to	(2.27) %
2017	1	$24.99	to	$25.74	$36	0.44%	1.25%	to	1.40%	28.85%	to	29.04%
2016	5	$19.39	to	$19.39	$90	0.48%	1.40%	to	1.40%	0.57%	to	0.57%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS
2020	1	$35.20	to	$36.44	$45	0.44%	1.25%	to	1.40%	15.90%	to	16.09%
2019	3	$30.37	to	$31.39	$105	1.24%	1.25%	to	1.40%	23.47%	to	23.66%
2018	4	$24.59	to	$25.39	$92	1.06%	1.25%	to	1.40%	(7.51) %	to	(7.37) %
2017	5	$26.59	to	$27.41	$129	1.54%	1.25%	to	1.40%	22.35%	to	22.53%
2016	3	$21.73	to	$22.37	$76	1.23%	1.25%	to	1.40%	9.20%	to	9.36%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS
(Effective date 04/22/2016)
2020	187	$17.46	to	$16.86	$3,252	0.76%	0.20%	to	1.20%	15.95%	to	17.06%
2019	189	$15.06	to	$14.40	$2,828	1.03%	0.20%	to	1.20%	23.43%	to	24.68%
2018	186	$12.20	to	$11.55	$2,258	1.18%	0.20%	to	1.20%	(7.48) %	to	(6.55) %
2017	93	$13.19	to	$12.36	$1,217	1.86%	0.20%	to	1.20%	22.33%	to	23.56%
2016	17	$10.78	to	$10.85	$180	1.39%	0.25%	to	1.20%	7.83%	to	8.53%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	632	$13.66	to	$14.17	$8,708	1.75%	0.20%	to	1.20%	10.67%	to	11.73%
2019	626	$12.34	to	$12.68	$7,776	1.97%	0.20%	to	1.20%	24.59%	to	25.85%
2018	632	$9.90	to	$10.07	$6,284	2.73%	0.20%	to	1.20%	(11.48) %	to	(10.59) %
2017	429	$11.19	to	$11.26	$4,805	2.54%	0.20%	to	1.20%	11.89%	to	12.65%
GREAT-WEST ARIEL MID CAP VALUE FUND
2020	99	$12.73	to	$13.24	$1,388	2.76%	0.20%	to	1.20%	7.80%	to	8.83%
2019	104	$11.81	to	$12.17	$1,357	1.33%	0.20%	to	1.20%	22.84%	to	24.07%
2018	90	$9.62	to	$9.81	$965	0.69%	0.20%	to	1.20%	(15.43) %	to	(14.58) %
2017	46	$11.37	to	$22.22	$648	2.88%	0.25%	to	1.20%	13.64%	to	14.72%
2016	25	$10.01	to	$19.37	$393	1.50%	0.25%	to	1.20%	11.70%	to	12.76%
GREAT-WEST BOND INDEX FUND
2020	2,060	$11.70	to	$11.80	$24,244	1.56%	0.20%	to	1.20%	5.89%	to	6.94%
2019	2,143	$10.77	to	$11.03	$23,821	1.08%	0.20%	to	1.20%	6.80%	to	7.86%
2018	1,710	$10.08	to	$10.22	$17,736	1.37%	0.20%	to	1.20%	(1.60) %	to	(0.60) %
2017	1,227	$10.51	to	$10.29	$12,993	1.06%	0.20%	to	1.20%	1.83%	to	2.85%
2016	484	$10.06	to	$10.83	$5,192	0.98%	0.25%	to	1.20%	0.73%	to	1.69%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	770	$11.56	to	$11.99	$8,948	1.17%	0.20%	to	1.20%	6.63%	to	7.74%
2019	596	$10.84	to	$11.13	$6,491	1.50%	0.20%	to	1.20%	9.89%	to	10.99%
2018	527	$9.86	to	$10.03	$5,207	2.31%	0.20%	to	1.20%	(4.47) %	to	(3.51) %
2017	265	$10.33	to	$10.39	$2,735	1.63%	0.20%	to	1.20%	3.25%	to	3.95%
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	1,216	$11.66	to	$12.10	$14,326	2.11%	0.20%	to	1.20%	6.97%	to	8.00%
2019	1,323	$10.90	to	$11.20	$14,533	2.25%	0.20%	to	1.20%	10.21%	to	11.32%
2018	1,335	$9.89	to	$10.06	$13,279	3.14%	0.20%	to	1.20%	(4.31) %	to	(3.34) %
2017	1,006	$13.03	to	$10.41	$10,420	1.50%	0.20%	to	1.20%	15.60%	to	4.10%
GREAT-WEST CORE BOND FUND
2020	796	$11.75	to	$12.01	$9,690	3.14%	0.20%	to	1.20%	6.77%	to	7.81%
2019	478	$11.00	to	$11.14	$5,327	2.49%	0.20%	to	1.20%	7.88%	to	8.98%
2018	402	$10.20	to	$10.22	$4,183	2.54%	0.20%	to	1.20%	(2.39) %	to	(1.41) %
2017	182	$13.03	to	$10.37	$1,970	1.65%	0.20%	to	1.20%	15.60%	to	3.69%
2016	86	$10.18	to	$11.14	$936	2.30%	0.25%	to	1.20%	3.45%	to	4.43%
GREAT-WEST EMERGING MARKETS EQUITY FUND
(Effective date 04/30/2018)
2020	86	$11.62	to	$11.93	$1,014	2.12%	0.20%	to	1.20%	18.17%	to	19.31%
2019	100	$9.83	to	$10.00	$987	0.74%	0.20%	to	1.20%	20.22%	to	21.42%
2018	84	$8.18	to	$8.23	$687	2.11%	0.20%	to	1.20%	(18.21) %	to	(17.66) %
GREAT-WEST GLOBAL BOND FUND
2020	499	$10.21	to	$11.06	$5,298	1.18%	0.20%	to	1.20%	5.09%	to	5.11%
2019	519	$9.72	to	$10.52	$5,270	3.86%	0.20%	to	1.20%	2.84%	to	3.86%
2018	449	$9.45	to	$10.13	$4,450	2.72%	0.20%	to	1.20%	(1.47) %	to	(0.47) %
2017	279	$9.59	to	$10.17	$2,840	1.67%	0.20%	to	1.20%	0.74%	to	1.75%
2016	146	$9.52	to	$11.21	$1,521	1.64%	0.25%	to	1.20%	1.75%	to	2.72%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2020	4,542	$9.73	to	$10.31	$45,458	0.29%	0.20%	to	1.20%	(0.91) %	to	0.05%
2019	3,785	$9.62	to	$10.30	$38,071	1.75%	0.20%	to	1.20%	0.54%	to	1.55%
2018	4,102	$9.56	to	$10.14	$40,842	1.42%	0.20%	to	1.20%	0.18%	to	1.18%
2017	2,473	$9.55	to	$10.02	$24,425	0.41%	0.20%	to	1.20%	(0.79) %	to	0.21%
2016	2,109	$9.62	to	$9.88	$20,774	0.00%	0.25%	to	1.20%	(1.19) %	to	(0.25) %
GREAT-WEST HIGH YIELD BOND FUND
2020	146	$13.05	to	$12.88	$1,940	3.95%	0.20%	to	1.20%	9.50%	to	10.56%
2019	193	$11.92	to	$11.65	$2,426	5.56%	0.20%	to	1.20%	13.04%	to	14.17%
2018	151	$10.55	to	$10.20	$1,677	7.87%	0.20%	to	1.20%	(5.08) %	to	(4.12) %
2017	121	$11.11	to	$10.64	$1,459	6.30%	0.20%	to	1.20%	5.36%	to	6.41%
2016	85	$10.55	to	$13.62	$1,015	6.81%	0.25%	to	1.20%	14.17%	to	15.25%
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
(Effective date 04/30/2018)
2020	49	$11.03	to	$11.33	$548	1.26%	0.20%	to	1.20%	6.28%	to	7.40%
2019	39	$10.38	to	$10.55	$402	1.53%	0.20%	to	1.20%	5.08%	to	6.14%
2018	37	$9.88	to	$9.94	$366	6.07%	0.20%	to	1.20%	(1.22) %	to	(0.56) %
GREAT-WEST INTERNATIONAL GROWTH FUND
2020	190	$16.12	to	$17.97	$2,978	0.00%	0.20%	to	1.20%	26.82%	to	28.07%
2019	207	$12.09	to	$14.03	$2,659	0.13%	0.20%	to	1.20%	32.47%	to	33.79%
2018	193	$9.12	to	$10.48	$1,809	0.00%	0.20%	to	1.20%	(17.88) %	to	(17.04) %
2017	95	$11.11	to	$12.64	$1,104	1.82%	0.20%	to	1.20%	25.11%	to	26.37%
2016	13	$8.88	to	$13.44	$146	0.21%	0.25%	to	1.20%	(1.48) %	to	(0.54) %
GREAT-WEST INTERNATIONAL INDEX FUND
2020	1,072	$12.22	to	$13.89	$14,512	1.87%	0.20%	to	1.20%	6.25%	to	7.31%
2019	1,100	$11.26	to	$12.94	$13,930	2.48%	0.20%	to	1.20%	19.80%	to	21.00%
2018	1,042	$9.40	to	$10.69	$11,163	2.23%	0.20%	to	1.20%	(14.88) %	to	(14.01) %
2017	559	$11.05	to	$12.44	$7,640	2.74%	0.20%	to	1.20%	23.13%	to	24.37%
2016	221	$8.97	to	$13.16	$2,921	2.04%	0.25%	to	1.20%	(0.54) %	to	0.40%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST INTERNATIONAL VALUE FUND
2020	357	$15.06	to	$14.19	$5,319	1.07%	0.20%	to	1.20%	8.45%	to	9.55%
2019	386	$13.89	to	$12.95	$5,366	1.31%	0.20%	to	1.20%	20.61%	to	21.83%
2018	364	$11.52	to	$10.63	$4,116	1.44%	0.20%	to	1.20%	(16.59) %	to	(15.74) %
2017	237	$13.81	to	$12.62	$3,367	1.17%	0.20%	to	1.20%	24.96%	to	26.21%
2016	128	$9.92	to	$14.83	$1,758	0.76%	0.25%	to	1.20%	2.65%	to	3.63%
GREAT-WEST LARGE CAP GROWTH FUND
(Effective date 04/22/2016)
2020	310	$24.55	to	$24.87	$7,671	2.96%	0.20%	to	1.20%	39.80%	to	41.15%
2019	263	$17.56	to	$17.62	$4,642	0.19%	0.20%	to	1.20%	34.59%	to	35.94%
2018	233	$13.05	to	$12.96	$3,044	0.30%	0.20%	to	1.20%	(1.15) %	to	(0.15) %
2017	72	$13.20	to	$13.41	$957	1.25%	0.25%	to	1.20%	28.51%	to	29.73%
2016	7	$10.27	to	$10.34	$76	0.02%	0.25%	to	1.20%	2.73%	to	3.41%
GREAT-WEST LARGE CAP VALUE FUND
(Effective date 10/25/2019)
2020	383	$10.92	to	$11.05	$4,196	0.07%	0.20%	to	1.20%	2.46%	to	3.48%
2019	422	$10.66	to	$10.68	$4,499	0.00%	0.20%	to	1.20%	6.59%	to	6.78%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/22/2016)
2020	115	$13.37	to	$13.47	$1,558	1.98%	0.20%	to	1.20%	9.67%	to	10.77%
2019	113	$12.19	to	$12.16	$1,387	1.46%	0.20%	to	1.20%	13.80%	to	14.94%
2018	118	$10.71	to	$10.58	$1,260	2.18%	0.20%	to	1.20%	(5.56) %	to	(4.61) %
2017	118	$11.34	to	$11.09	$1,328	1.42%	0.20%	to	1.20%	9.80%	to	10.90%
2016	55	$10.33	to	$10.40	$567	1.60%	0.25%	to	1.20%	3.30%	to	3.98%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2020	268	$13.73	to	$13.74	$3,678	2.15%	0.20%	to	1.20%	10.03%	to	11.09%
2019	261	$12.48	to	$12.37	$3,241	1.91%	0.20%	to	1.20%	15.06%	to	16.20%
2018	231	$10.85	to	$10.64	$2,486	2.85%	0.20%	to	1.20%	(6.08) %	to	(5.13) %
2017	170	$11.55	to	$11.20	$1,944	3.93%	0.40%	to	1.20%	11.10%	to	11.99%
2016	19	$10.40	to	$10.40	$194	1.69%	1.20%	to	1.20%	4.00%	to	4.00%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/22/2016)
2020	410	$14.13	to	$14.14	$5,842	2.06%	0.20%	to	1.20%	10.93%	to	12.02%
2019	418	$12.74	to	$12.62	$5,361	1.49%	0.20%	to	1.20%	16.60%	to	17.77%
2018	496	$10.93	to	$10.72	$5,446	2.04%	0.20%	to	1.20%	(6.87) %	to	(5.92) %
2017	469	$11.73	to	$11.39	$5,518	2.08%	0.20%	to	1.20%	12.78%	to	13.91%
2016	226	$10.40	to	$10.47	$2,364	1.90%	0.25%	to	1.20%	4.05%	to	4.73%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2020	199	$14.69	to	$14.53	$2,923	2.23%	0.20%	to	1.20%	11.29%	to	12.43%
2019	193	$13.20	to	$12.92	$2,546	1.99%	0.20%	to	1.20%	18.57%	to	19.76%
2018	196	$11.13	to	$10.79	$2,171	3.37%	0.20%	to	1.20%	(7.85) %	to	(6.93) %
2017	86	$12.08	to	$11.59	$1,037	5.02%	0.20%	to	1.20%	14.80%	to	15.95%
2016	7	$10.53	to	$10.53	$78	1.20%	1.20%	to	1.20%	5.26%	to	5.26%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/22/2016)
2020	151	$15.10	to	$14.97	$2,354	2.03%	0.20%	to	1.20%	11.92%	to	13.10%
2019	160	$13.49	to	$13.24	$2,212	1.43%	0.20%	to	1.20%	20.72%	to	21.92%
2018	155	$11.17	to	$10.86	$1,756	1.61%	0.20%	to	1.20%	(8.97) %	to	(8.05) %
2017	160	$12.27	to	$11.81	$1,990	1.89%	0.20%	to	1.20%	16.95%	to	18.13%
2016	136	$10.49	to	$10.56	$1,437	1.78%	0.25%	to	1.20%	4.95%	to	5.64%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2020	14	$15.53	to	$15.22	$211	2.20%	0.20%	to	1.20%	12.23%	to	13.37%
2019	29	$13.84	to	$13.84	$396	1.42%	1.20%	to	1.20%	22.35%	to	22.35%
2018	40	$11.31	to	$10.86	$445	3.15%	0.20%	to	1.20%	(9.85) %	to	(8.94) %
2017	18	$12.55	to	$11.93	$219	6.00%	0.20%	to	1.20%	18.11%	to	19.29%
2016	8	$10.62	to	$10.62	$81	1.49%	1.20%	to	1.20%	6.23%	to	6.23%
GREAT-WEST LIFETIME 2045 FUND
(Effective date 04/22/2016)
2020	84	$15.54	to	$15.36	$1,316	2.09%	0.20%	to	1.20%	12.55%	to	13.66%
2019	60	$13.81	to	$14.31	$833	1.35%	0.25%	to	1.20%	23.10%	to	24.28%
2018	45	$11.22	to	$11.51	$501	2.26%	0.25%	to	1.20%	(10.45) %	to	(9.59) %
2017	23	$12.53	to	$12.73	$295	1.86%	0.25%	to	1.20%	18.99%	to	20.12%
2016	20	$10.53	to	$10.60	$209	1.71%	0.25%	to	1.20%	5.30%	to	5.99%
GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/29/2016)
2020	37	$15.72	to	$15.39	$576	2.20%	0.20%	to	1.20%	12.61%	to	13.77%
2019	38	$13.96	to	$13.53	$523	2.24%	0.20%	to	1.20%	23.34%	to	24.57%
2018	16	$11.32	to	$10.87	$186	3.72%	0.20%	to	1.20%	(10.63) %	to	(9.72) %
2017	10	$12.67	to	$12.67	$127	3.88%	1.20%	to	1.20%	19.15%	to	19.15%
2016	5	$10.63	to	$10.63	$56	1.43%	1.20%	to	1.20%	6.30%	to	6.30%
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/22/2016)
2020	127	$15.54	to	$15.37	$1,962	2.47%	0.20%	to	1.20%	12.58%	to	13.76%
2019	99	$13.80	to	$13.51	$1,368	1.08%	0.20%	to	1.20%	23.22%	to	24.45%
2018	126	$11.20	to	$10.86	$1,407	1.86%	0.20%	to	1.20%	(10.84) %	to	(9.93) %
2017	56	$12.56	to	$12.76	$697	2.10%	0.25%	to	1.20%	19.37%	to	20.50%
2016	36	$10.52	to	$10.59	$381	1.67%	0.25%	to	1.20%	5.21%	to	5.90%
GREAT-WEST MID CAP VALUE FUND
2020	225	$13.23	to	$12.22	$2,936	0.80%	0.20%	to	1.20%	(1.53) %	to	(0.56) %
2019	264	$13.44	to	$12.29	$3,508	0.19%	0.20%	to	1.20%	19.06%	to	20.25%
2018	251	$11.29	to	$10.22	$2,799	5.29%	0.20%	to	1.20%	(13.36) %	to	(12.48) %
2017	156	$13.03	to	$11.68	$2,012	11.02%	0.20%	to	1.20%	15.60%	to	16.75%
2016	82	$11.14	to	$11.25	$921	2.77%	0.25%	to	1.20%	18.86%	to	19.99%
GREAT-WEST MODERATE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	12,695	$12.55	to	$13.02	$159,585	1.00%	0.20%	to	1.20%	9.68%	to	10.79%
2019	13,418	$11.44	to	$11.75	$153,645	0.94%	0.20%	to	1.20%	15.83%	to	16.99%
2018	12,564	$9.87	to	$10.04	$124,148	2.08%	0.20%	to	1.20%	(7.58) %	to	(6.65) %
2017	3,544	$10.68	to	$10.76	$37,862	1.94%	0.20%	to	1.20%	6.84%	to	7.56%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	6,948	$12.65	to	$13.13	$88,281	1.61%	0.20%	to	1.20%	9.94%	to	10.98%
2019	7,381	$11.51	to	$11.83	$85,209	2.00%	0.20%	to	1.20%	16.12%	to	17.28%
2018	7,559	$9.91	to	$10.08	$75,077	3.05%	0.20%	to	1.20%	(7.41) %	to	(6.48) %
2017	6,624	$10.71	to	$10.78	$70,983	2.15%	0.20%	to	1.20%	7.09%	to	7.82%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	1,309	$13.02	to	$13.50	$17,283	2.15%	0.20%	to	1.20%	10.39%	to	11.50%
2019	1,442	$11.79	to	$12.11	$17,189	1.62%	0.20%	to	1.20%	18.90%	to	20.11%
2018	1,631	$9.91	to	$10.08	$16,279	2.87%	0.20%	to	1.20%	(8.74) %	to	(7.81) %
2017	1,183	$10.86	to	$10.93	$12,906	2.52%	0.20%	to	1.20%	8.61%	to	9.34%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	1,921	$12.00	to	$12.45	$23,129	0.69%	0.20%	to	1.20%	7.88%	to	8.98%
2019	1,869	$11.12	to	$11.42	$20,833	1.42%	0.20%	to	1.20%	12.79%	to	13.91%
2018	1,627	$9.86	to	$10.03	$16,054	2.76%	0.20%	to	1.20%	(6.02) %	to	(5.06) %
2017	495	$10.49	to	$10.56	$5,198	2.38%	0.20%	to	1.20%	4.94%	to	5.64%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	2,034	$12.12	to	$12.58	$24,853	1.35%	0.20%	to	1.20%	8.26%	to	9.38%
2019	2,092	$11.20	to	$11.50	$23,559	1.97%	0.20%	to	1.20%	13.09%	to	14.23%
2018	2,000	$9.90	to	$10.07	$19,861	2.86%	0.20%	to	1.20%	(5.86) %	to	(4.92) %
2017	1,784	$10.52	to	$10.59	$18,795	1.79%	0.20%	to	1.20%	5.21%	to	5.92%
GREAT-WEST MULTI-SECTOR BOND FUND
2020	665	$12.44	to	$12.45	$8,643	3.33%	0.20%	to	1.20%	7.81%	to	8.85%
2019	744	$11.54	to	$11.44	$8,994	1.63%	0.20%	to	1.20%	10.41%	to	11.52%
2018	689	$10.45	to	$10.26	$7,536	2.59%	0.20%	to	1.20%	(4.27) %	to	(3.30) %
2017	474	$10.92	to	$10.61	$5,684	1.73%	0.20%	to	1.20%	5.00%	to	6.06%
2016	168	$10.40	to	$13.19	$2,100	2.57%	0.25%	to	1.20%	10.07%	to	11.11%
GREAT-WEST REAL ESTATE INDEX FUND
2020	433	$13.16	to	$10.53	$4,851	1.80%	0.20%	to	1.20%	(12.63) %	to	(11.74) %
2019	435	$15.06	to	$11.93	$5,601	0.89%	0.20%	to	1.20%	20.94%	to	22.16%
2018	392	$12.46	to	$9.77	$4,218	2.13%	0.20%	to	1.20%	(6.00) %	to	(5.04) %
2017	268	$13.25	to	$10.29	$3,151	0.99%	0.20%	to	1.20%	1.88%	to	2.89%
2016	173	$10.88	to	$12.63	$2,136	2.25%	0.25%	to	1.20%	4.56%	to	5.56%
GREAT-WEST S&P 500® INDEX FUND
2020	5,795	$21.94	to	$17.62	$111,675	0.80%	0.20%	to	1.20%	16.36%	to	17.54%
2019	6,042	$15.41	to	$27.90	$100,827	0.70%	0.25%	to	1.20%	29.28%	to	30.51%
2018	5,656	$14.58	to	$11.48	$73,576	0.85%	0.20%	to	1.20%	(6.03) %	to	(5.08) %
2017	3,094	$15.52	to	$12.09	$48,011	0.99%	0.20%	to	1.20%	19.74%	to	20.93%
2016	1,048	$10.59	to	$18.64	$17,177	1.10%	0.25%	to	1.20%	9.94%	to	10.99%
GREAT-WEST S&P MID CAP 400® INDEX FUND
2020	1,526	$17.68	to	$14.40	$24,271	1.07%	0.20%	to	1.20%	11.73%	to	12.85%
2019	1,829	$15.82	to	$12.76	$26,153	0.30%	0.20%	to	1.20%	23.99%	to	25.24%
2018	1,842	$12.76	to	$10.19	$21,050	0.76%	0.20%	to	1.20%	(12.63) %	to	(11.74) %
2017	985	$14.60	to	$11.54	$14,616	0.73%	0.20%	to	1.20%	14.27%	to	15.41%
2016	306	$10.91	to	$19.19	$5,243	0.72%	0.25%	to	1.20%	18.54%	to	19.67%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2020	1,549	$17.36	to	$13.81	$25,009	1.57%	0.20%	to	1.20%	9.61%	to	10.73%
2019	1,799	$15.84	to	$12.47	$26,632	0.61%	0.20%	to	1.20%	20.82%	to	22.05%
2018	1,883	$13.11	to	$10.22	$22,703	1.26%	0.20%	to	1.20%	(10.08) %	to	(9.17) %
2017	1,126	$14.58	to	$11.25	$17,625	2.06%	0.20%	to	1.20%	11.41%	to	12.52%
2016	401	$11.46	to	$20.40	$7,285	1.37%	0.25%	to	1.20%	24.24%	to	25.43%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2020	23,436	$15.17	to	$14.08	$332,540	2.20%	0.20%	to	1.20%	12.19%	to	13.32%
2019	24,181	$12.37	to	$17.83	$305,828	1.98%	0.25%	to	1.20%	16.07%	to	17.17%
2018	24,757	$11.65	to	$10.60	$269,385	2.29%	0.20%	to	1.20%	(6.67) %	to	(5.72) %
2017	18,109	$11.42	to	$11.24	$210,200	2.19%	0.20%	to	1.20%	11.30%	to	12.41%
2016	12,025	$10.26	to	$14.37	$125,330	2.84%	0.25%	to	1.20%	7.07%	to	8.09%
GREAT-WEST SHORT DURATION BOND FUND
2020	870	$10.75	to	$11.23	$9,629	2.23%	0.20%	to	1.20%	3.51%	to	4.42%
2019	734	$10.39	to	$10.75	$7,891	2.09%	0.20%	to	1.20%	4.14%	to	5.19%
2018	737	$9.97	to	$10.22	$7,640	1.97%	0.20%	to	1.20%	(0.58) %	to	0.42%
2017	464	$10.03	to	$10.18	$4,892	1.09%	0.20%	to	1.20%	0.75%	to	1.76%
2016	218	$9.96	to	$10.82	$2,304	1.53%	0.25%	to	1.20%	0.49%	to	1.45%
GREAT-WEST SMALL CAP GROWTH FUND
(Effective date 04/22/2016)
2020	107	$21.60	to	$20.37	$2,302	8.97%	0.20%	to	1.20%	35.24%	to	36.65%
2019	120	$15.97	to	$14.91	$1,882	0.00%	0.20%	to	1.20%	25.77%	to	27.03%
2018	88	$12.70	to	$11.74	$1,119	8.19%	0.20%	to	1.20%	(4.15) %	to	(3.18) %
2017	18	$13.25	to	$13.46	$239	0.00%	0.25%	to	1.20%	20.05%	to	21.19%
2016	1	$11.03	to	$11.03	$9	0.00%	1.20%	to	1.20%	10.33%	to	10.33%
GREAT-WEST SMALL CAP VALUE FUND
2020	234	$14.44	to	$11.74	$3,024	0.00%	0.20%	to	1.20%	1.97%	to	2.99
2019	192	$12.63	to	$11.40	$2,484	0.00%	0.20%	to	1.20%	23.18%	to	24.41%
2018	202	$10.25	to	$9.16	$2,108	0.00%	0.20%	to	1.20%	(17.20) %	to	(16.36) %
2017	99	$12.38	to	$10.95	$1,364	0.08%	0.20%	to	1.20%	8.43%	to	9.52%
2016	51	$11.42	to	$19.34	$745	0.08%	0.25%	to	1.20%	24.32%	to	25.51%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2020	945	$24.32	to	$19.64	$19,346	0.00%	0.20%	to	1.20%	22.64%	to	23.86%
2019	1,030	$19.83	to	$15.86	$17,101	0.01%	0.20%	to	1.20%	29.71%	to	31.02%
2018	866	$15.29	to	$12.11	$11,196	0.10%	0.20%	to	1.20%	(3.50) %	to	(2.52) %
2017	435	$15.84	to	$12.42	$6,663	0.31%	0.20%	to	1.20%	22.96%	to	24.18%
2016	155	$10.12	to	$19.16	$2,440	0.06%	0.25%	to	1.20%	4.91%	to	5.92%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2020	380	$11.00	to	$11.45	$4,285	0.91%	0.20%	to	1.20%	4.61%	to	5.68%
2019	175	$10.52	to	$10.83	$1,905	1.55%	0.20%	to	1.20%	4.85%	to	5.91%
2018	167	$10.03	to	$10.23	$1,719	1.99%	0.20%	to	1.20%	(0.74) %	to	0.26%
2017	97	$10.11	to	$10.20	$1,019	1.21%	0.20%	to	1.20%	1.00%	to	2.01%
2016	40	$10.01	to	$10.75	$429	1.80%	0.25%	to	1.20%	0.02%	to	0.97%
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
(Effective date 04/28/2017)
2020	169	$13.40	to	$13.90	$2,265	0.70%	0.20%	to	1.20%	19.64%	to	20.77%
2019	177	$11.20	to	$11.51	$1,987	0.73%	0.20%	to	1.20%	26.43%	to	27.70%
2018	166	$8.86	to	$9.01	$1,475	0.54%	0.20%	to	1.20%	(20.51) %	to	(19.71) %
2017	34	$11.15	to	$11.22	$378	0.06%	0.25%	to	1.20%	11.49%	to	12.21%
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	248	$17.84	to	$15.25	$3,815	0.42%	0.20%	to	1.20%	18.22%	to	19.36%
2019	254	$15.09	to	$12.78	$3,300	0.00%	0.20%	to	1.20%	24.63%	to	25.88%
2018	252	$12.11	to	$10.15	$2,620	0.06%	0.20%	to	1.20%	(11.61) %	to	(10.71) %
2017	135	$13.70	to	$11.37	$1,618	0.71%	0.20%	to	1.20%	12.55%	to	13.68%
2016	32	$10.37	to	$12.48	$381	0.24%	0.25%	to	1.20%	16.26%	to	17.37%
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
(Effective date 04/28/2017)
2020	198	$11.57	to	$12.00	$2,302	3.15%	0.20%	to	1.20%	8.13%	to	9.22%
2019	207	$10.70	to	$10.99	$2,217	2.78%	0.20%	to	1.20%	7.95%	to	9.04%
2018	110	$9.91	to	$9.91	$1,095	3.10%	1.20%	to	1.20%	(2.50) %	to	(2.50) %
2017	20	$10.17	to	$10.17	$202	0.00%	1.20%	to	1.20%	1.66%	to	1.66%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO V.I. CORE EQUITY FUND
2020	31	$15.85	to	$23.24	$506	1.19%	0.25%	to	1.20%	12.24%	to	13.31%
2019	31	$12.56	to	$20.51	$454	0.17%	0.25%	to	1.20%	27.12%	to	28.34%
2018	32	$9.88	to	$15.98	$358	0.00%	0.25%	to	1.20%	(10.70) %	to	(9.84) %
2017	32	$11.06	to	$17.73	$403	0.80%	0.25%	to	1.20%	11.54%	to	12.60%
2016	34	$9.92	to	$15.74	$382	0.50%	0.25%	to	1.20%	8.70%	to	9.74%
INVESCO V.I. GLOBAL REAL ESTATE FUND
2020	121	$11.32	to	$11.23	$1,377	4.69%	0.20%	to	1.20%	(13.60) %	to	(12.72) %
2019	136	$12.16	to	$12.87	$1,739	3.99%	0.20%	to	1.20%	21.18%	to	22.40%
2018	108	$10.81	to	$10.52	$1,143	4.09%	0.20%	to	1.20%	(7.46) %	to	(6.52) %
2017	73	$11.68	to	$11.25	$869	3.35%	0.20%	to	1.20%	11.39%	to	12.50%
2016	38	$9.74	to	$14.81	$458	1.51%	0.25%	to	1.20%	0.61%	to	1.56%
INVESCO V.I. GROWTH & INCOME FUND
2020	353	$12.96	to	$12.43	$4,930	2.09%	0.20%	to	1.20%	0.64%	to	1.63%
2019	400	$12.88	to	$12.23	$5,567	1.68%	0.20%	to	1.20%	23.36%	to	24.61%
2018	342	$10.44	to	$9.81	$3,921	1.91%	0.20%	to	1.20%	(14.63) %	to	(13.77) %
2017	252	$12.23	to	$11.38	$3,580	1.26%	0.20%	to	1.20%	12.68%	to	13.81%
2016	141	$10.85	to	$18.75	$2,189	0.87%	0.25%	to	1.20%	18.00%	to	19.13%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	126	$13.77	to	$15.06	$1,772	2.24%	0.20%	to	1.20%	12.34%	to	13.47%
2019	155	$11.58	to	$13.27	$1,986	1.29%	0.20%	to	1.20%	26.70%	to	27.98%
2018	175	$9.14	to	$10.36	$1,748	1.94%	0.20%	to	1.20%	(16.22) %	to	(15.37) %
2017	131	$10.91	to	$12.25	$1,598	1.27%	0.20%	to	1.20%	21.27%	to	22.48%
2016	74	$8.99	to	$12.96	$853	1.23%	0.25%	to	1.20%	(1.89) %	to	(0.95) %
INVESCO V.I. SMALL CAP EQUITY FUND
2020	19	$14.31	to	$24.92	$310	0.03%	0.25%	to	1.20%	25.38%	to	26.54%
2019	23	$11.41	to	$19.69	$298	0.00%	0.25%	to	1.20%	24.81%	to	26.01%
2018	23	$9.14	to	$15.63	$239	0.00%	0.25%	to	1.20%	(16.29) %	to	(15.49) %
2017	24	$10.92	to	$18.49	$287	0.00%	0.25%	to	1.20%	12.38%	to	13.44%
2016	14	$9.72	to	$16.30	$143	0.00%	0.25%	to	1.20%	10.50%	to	11.56%
IVY VIP ENERGY FUND
(Effective date 04/22/2016)
2020	174	$4.27	to	$3.73	$715	2.34%	0.20%	to	1.20%	(37.55) %	to	(36.98) %
2019	121	$6.84	to	$5.92	$823	0.00%	0.20%	to	1.20%	2.24%	to	3.28%
2018	127	$6.69	to	$5.73	$845	0.00%	0.20%	to	1.20%	(34.92) %	to	(34.27) %
2017	96	$10.29	to	$8.72	$986	1.16%	0.20%	to	1.20%	(13.68) %	to	(12.82) %
2016	40	$11.92	to	$12.00	$479	0.06%	0.25%	to	1.20%	19.19%	to	19.97%
JANUS HENDERSON VIT BALANCED PORTFOLIO
2020	2,522	$17.86	to	$16.41	$44,332	2.24%	0.20%	to	1.20%	12.70%	to	13.80%
2019	2,722	$15.85	to	$14.42	$42,296	1.68%	0.20%	to	1.20%	20.82%	to	22.03%
2018	2,532	$13.12	to	$11.82	$32,688	1.79%	0.20%	to	1.20%	(0.78) %	to	0.23%
2017	1,256	$13.23	to	$11.79	$15,873	1.64%	0.20%	to	1.20%	16.73%	to	17.90%
2016	323	$10.09	to	$15.05	$4,020	2.37%	0.25%	to	1.20%	3.08%	to	4.06%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
(Effective date 05/01/2015)
2020	534	$20.81	to	$20.17	$11,052	0.05%	0.20%	to	1.20%	17.77%	to	18.95%
2019	566	$17.67	to	$16.96	$9,921	0.05%	0.20%	to	1.20%	33.55%	to	34.88%
2018	442	$13.23	to	$12.57	$5,811	0.14%	0.20%	to	1.20%	(1.86) %	to	(0.86) %
2017	311	$13.48	to	$12.68	$4,184	0.47%	0.20%	to	1.20%	25.58%	to	26.83%
2016	130	$10.67	to	$10.91	$1,405	0.04%	0.25%	to	1.20%	10.76%	to	11.82%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2020	283	$25.74	to	$12.19	$3,395	2.50%	0.20%	to	1.40%	8.72%	to	10.05%
2019	345	$23.68	to	$11.08	$3,881	2.84%	0.20%	to	1.40%	7.76%	to	9.05%
2018	290	$21.97	to	$10.16	$3,039	2.87%	0.20%	to	1.40%	(2.66) %	to	(1.48) %
2017	168	$22.57	to	$10.31	$1,862	2.49%	0.20%	to	1.40%	1.92%	to	3.15%
2016	190	$22.15	to	$11.38	$2,135	2.80%	0.25%	to	1.40%	0.81%	to	1.97%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO
2020	8	$14.85	to	$20.90	$158	1.13%	0.25%	to	1.20%	(2.41) %	to	(1.48) %
2019	9	$15.22	to	$21.21	$182	1.48%	0.25%	to	1.20%	28.49%	to	29.72%
2018	10	$11.84	to	$16.35	$144	0.87%	0.25%	to	1.20%	(14.85) %	to	(14.04) %
2017	11	$13.91	to	$19.02	$202	0.49%	0.25%	to	1.20%	12.29%	to	13.35%
2016	22	$12.39	to	$16.78	$361	0.90%	0.25%	to	1.20%	17.35%	to	18.47%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2020	3	$27.12	to	$28.10	$92	1.37%	1.25%	to	1.40%	14.68%	to	14.87%
2019	7	$23.65	to	$24.46	$163	1.96%	1.25%	to	1.40%	25.25%	to	25.44%
2018	6	$18.88	to	$19.50	$122	1.74%	1.25%	to	1.40%	(16.13) %	to	(16.00) %
2017	7	$22.51	to	$23.22	$166	1.67%	1.25%	to	1.40%	29.30%	to	29.50%
2016	7	$17.41	to	$17.93	$127	4.69%	1.25%	to	1.40%	(7.75) %	to	(7.61) %
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2020	6	$11.42	to	$15.25	$81	1.03%	0.25%	to	1.20%	14.62%	to	15.72%
2019	12	$9.96	to	$13.18	$139	1.85%	0.25%	to	1.20%	25.19%	to	26.40%
2018	12	$7.95	to	$10.43	$110	1.67%	0.25%	to	1.20%	(16.15) %	to	(15.35) %
2017	12	$9.49	to	$12.32	$131	1.24%	0.25%	to	1.20%	29.25%	to	30.48%
2016	20	$7.34	to	$9.44	$180	4.87%	0.25%	to	1.20%	(7.82) %	to	(6.94) %
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2020	33	$13.25	to	$13.62	$444	1.65%	0.45%	to	1.20%	13.99%	to	14.88%
2019	27	$11.62	to	$11.62	$316	2.11%	1.20%	to	1.20%	15.18%	to	15.18%
2018	28	$10.08	to	$10.08	$278	0.00%	1.20%	to	1.20%	(7.43) %	to	(7.43) %
2017	1	$10.89	to	$10.89	$13	1.12%	1.20%	to	1.20%	8.95%	to	8.95%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
(Effective date 04/28/2017)
2020	79	$11.73	to	$12.17	$934	3.74%	0.20%	to	1.20%	3.93%	to	5.03%
2019	83	$11.29	to	$11.59	$949	2.15%	0.20%	to	1.20%	12.90%	to	14.04%
2018	60	$10.00	to	$10.16	$598	0.00%	0.25%	to	1.20%	(6.05) %	to	(5.16) %
2017	15	$10.64	to	$10.66	$155	5.97%	1.00%	to	1.20%	6.41%	to	6.58%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 04/30/2018)
2020	29	$11.79	to	$11.79	$342	0.60%	1.20%	to	1.20%	11.97%	to	11.97%
2019	82	$10.53	to	$10.71	$872	0.13%	0.20%	to	1.20%	22.78%	to	24.01%
2018	31	$8.58	to	$8.63	$263	0.00%	0.20%	to	1.20%	(14.25) %	to	(13.67) %
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
2020	30	$29.04	to	$30.53	$733	0.00%	0.45%	to	1.20%	70.54%	to	71.83%
2019	33	$13.51	to	$17.97	$473	0.00%	0.25%	to	1.20%	30.19%	to	31.43%
2018	38	$10.38	to	$13.67	$418	0.00%	0.25%	to	1.20%	3.62%	to	4.62%
2017	41	$10.02	to	$13.07	$432	0.00%	0.25%	to	1.20%	28.37%	to	29.60%
2016	24	$7.80	to	$10.08	$202	0.00%	0.25%	to	1.20%	(3.76) %	to	(2.84) %
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
(Effective date 04/22/2016)
2020	177	$16.46	to	$16.31	$2,905	1.57%	0.20%	to	1.20%	13.67%	to	14.83%
2019	201	$14.48	to	$14.20	$2,894	1.32%	0.20%	to	1.20%	27.34%	to	28.61%
2018	150	$11.37	to	$11.04	$1,703	1.22%	0.20%	to	1.20%	(9.10) %	to	(8.18) %
2017	87	$12.51	to	$12.02	$1,086	1.55%	0.20%	to	1.20%	19.05%	to	20.23%
2016	7	$10.51	to	$10.51	$76	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
(Effective date 04/30/2019)
2020	15	$12.36	to	$12.57	$183	0.18%	0.20%	to	1.20%	14.14%	to	15.29%
2019	10	$10.89	to	$10.90	$107	0.06%	0.20%	to	0.40%	8.87%	to	9.02%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
MFS VIT II TECHNOLOGY PORTFOLIO
(Effective date 04/22/2016)
2020	669	$29.01	to	$27.78	$19,212	0.00%	0.20%	to	1.20%	44.67%	to	46.13%
2019	634	$20.05	to	$19.01	$12,591	0.00%	0.20%	to	1.20%	34.25%	to	35.60%
2018	567	$14.93	to	$14.02	$8,421	0.00%	0.20%	to	1.20%	0.31%	to	1.32%
2017	292	$14.89	to	$13.84	$4,265	0.00%	0.20%	to	1.20%	37.00%	to	38.37%
2016	35	$10.87	to	$10.94	$379	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2020	187	$12.92	to	$13.40	$2,465	0.71%	0.20%	to	1.20%	0.90%	to	1.97%
2019	152	$12.80	to	$13.14	$1,973	0.53%	0.20%	to	1.20%	24.85%	to	26.10%
2018	95	$10.25	to	$10.42	$972	0.65%	0.20%	to	1.20%	(6.49) %	to	(5.55) %
2017	11	$10.96	to	$11.02	$125	0.58%	0.40%	to	1.20%	9.62%	to	10.21%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2020	51	$16.57	to	$29.37	$998	0.43%	0.25%	to	1.20%	17.86%	to	19.00%
2019	57	$14.06	to	$24.68	$977	0.30%	0.25%	to	1.20%	24.08%	to	25.27%
2018	37	$11.33	to	$19.71	$564	0.24%	0.25%	to	1.20%	(7.07) %	to	(6.18) %
2017	20	$12.19	to	$21.00	$386	0.25%	0.25%	to	1.20%	16.71%	to	17.82%
2016	29	$12.21	to	$17.83	$521	0.49%	0.25%	to	1.00%	8.56%	to	9.37%
NVIT EMERGING MARKETS FUND
(Effective date 08/05/2016)
2020	6	$14.62	to	$14.71	$89	1.67%	1.25%	to	1.40%	11.32%	to	11.54%
2019	7	$13.13	to	$13.19	$94	2.00%	1.25%	to	1.40%	20.88%	to	21.06%
2018	8	$10.86	to	$10.90	$92	0.33%	1.25%	to	1.40%	(18.86) %	to	(18.74) %
2017	11	$13.38	to	$13.41	$152	0.91%	1.25%	to	1.40%	39.15%	to	39.35%
2016	13	$9.62	to	$9.62	$121	0.81%	1.25%	to	1.40%	(3.82) %	to	(3.76) %
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2020	159	$8.34	to	$9.79	$1,275	6.45%	0.20%	to	1.20%	(0.01) %	to	1.04%
2019	133	$6.08	to	$9.69	$1,039	4.33%	0.20%	to	1.20%	10.01%	to	11.12%
2018	131	$5.52	to	$8.72	$917	1.95%	0.20%	to	1.20%	(15.23) %	to	(14.37) %
2017	66	$6.52	to	$10.18	$500	10.80%	0.20%	to	1.20%	0.82%	to	1.84%
2016	46	$6.46	to	$6.02	$314	1.05%	0.25%	to	1.20%	13.50%	to	14.58%
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
(Effective date 04/22/2016)
2020	103	$12.57	to	$13.98	$1,326	1.72%	0.20%	to	1.20%	15.92%	to	16.99%
2019	164	$10.84	to	$11.95	$1,794	2.01%	0.20%	to	1.20%	11.85%	to	12.99%
2018	172	$9.70	to	$10.57	$1,685	2.30%	0.20%	to	1.20%	(3.65) %	to	(2.67) %
2017	44	$10.06	to	$10.22	$442	2.08%	0.25%	to	1.20%	7.56%	to	8.56%
2016	20	$9.36	to	$9.42	$186	0.98%	0.25%	to	1.20%	(6.44) %	to	(5.82) %
PIMCO VIT LOW DURATION PORTFOLIO
2020	627	$10.22	to	$10.77	$6,556	1.11%	0.20%	to	1.20%	1.89%	to	2.72%
2019	324	$10.03	to	$10.48	$3,359	2.66%	0.20%	to	1.20%	2.68%	to	3.71%
2018	268	$9.77	to	$10.11	$2,707	1.85%	0.20%	to	1.20%	(0.95) %	to	0.05%
2017	183	$9.87	to	$10.10	$1,887	1.22%	0.20%	to	1.20%	0.04%	to	1.04%
2016	119	$9.86	to	$10.62	$1,248	1.37%	0.25%	to	1.20%	0.10%	to	1.05%
PIMCO VIT REAL RETURN PORTFOLIO
2020	188	$11.67	to	$12.13	$2,223	1.42%	0.20%	to	1.20%	10.27%	to	11.42%
2019	202	$10.45	to	$10.89	$2,161	1.60%	0.20%	to	1.20%	7.04%	to	8.12%
2018	172	$9.77	to	$10.08	$1,716	2.34%	0.20%	to	1.20%	(3.48) %	to	(2.51) %
2017	108	$10.12	to	$10.33	$1,113	2.27%	0.20%	to	1.20%	2.32%	to	3.35%
2016	63	$9.89	to	$10.17	$637	2.26%	0.25%	to	1.20%	3.84%	to	4.83%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PIMCO VIT SHORT TERM PORTFOLIO
(Effective date 04/22/2016)
2020	641	$10.50	to	$10.80	$6,831	1.24%	0.20%	to	1.20%	0.88%	to	1.96%
2019	553	$10.41	to	$10.59	$5,820	2.37%	0.20%	to	1.20%	1.47%	to	2.49%
2018	617	$10.25	to	$10.33	$6,362	2.11%	0.20%	to	1.20%	0.21%	to	1.22%
2017	188	$10.23	to	$10.21	$1,928	1.55%	0.20%	to	1.20%	1.09%	to	2.10%
2016	47	$10.12	to	$10.19	$475	0.68%	0.25%	to	1.20%	1.23%	to	1.90%
PIMCO VIT TOTAL RETURN PORTFOLIO
2020	1,255	$11.69	to	$12.14	$15,288	2.20%	0.20%	to	1.20%	7.27%	to	8.29%
2019	1,256	$10.90	to	$11.21	$14,184	2.91%	0.20%	to	1.20%	6.96%	to	8.03%
2018	1,144	$10.19	to	$10.37	$12,011	2.49%	0.20%	to	1.20%	(1.82) %	to	(0.82) %
2017	624	$10.38	to	$10.46	$6,771	1.89%	0.20%	to	1.20%	3.56%	to	4.60%
2016	350	$10.02	to	$11.31	$3,727	1.89%	0.25%	to	1.20%	1.37%	to	2.32%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/28/2017)
2020	79	$13.74	to	$14.23	$1,086	2.13%	0.25%	to	1.20%	4.52%	to	5.51%
2019	104	$13.15	to	$13.49	$1,378	1.99%	0.25%	to	1.20%	28.84%	to	30.07%
2018	108	$10.20	to	$10.37	$1,107	0.69%	0.25%	to	1.20%	(9.59) %	to	(8.72) %
2017	123	$11.29	to	$11.36	$1,385	0.00%	0.25%	to	1.20%	12.86%	to	13.58%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2020	283	$14.00	to	$13.96	$3,836	2.05%	0.20%	to	1.20%	11.00%	to	12.12%
2019	331	$12.16	to	$12.45	$4,047	1.48%	0.20%	to	1.20%	15.73%	to	16.90%
2018	404	$10.90	to	$10.65	$4,265	1.78%	0.20%	to	1.20%	(8.37) %	to	(7.45) %
2017	365	$11.89	to	$11.51	$4,209	1.54%	0.20%	to	1.20%	13.96%	to	15.11%
2016	72	$10.07	to	$10.25	$736	1.71%	0.25%	to	1.20%	5.44%	to	6.45%
PUTNAM VT GLOBAL EQUITY FUND
2020	149	$14.48	to	$15.54	$2,008	0.18%	0.20%	to	1.20%	8.72%	to	9.82%
2019	148	$12.47	to	$14.15	$1,852	0.00%	0.20%	to	1.20%	25.09%	to	26.34%
2018	149	$9.97	to	$11.20	$1,490	0.26%	0.20%	to	1.20%	(13.49) %	to	(12.61) %
2017	76	$11.52	to	$12.81	$881	1.35%	0.20%	to	1.20%	26.85%	to	28.12%
2016	38	$9.08	to	$9.22	$349	0.81%	0.25%	to	1.20%	(0.12) %	to	0.82%
PUTNAM VT GROWTH OPPORTUNITIES FUND
2020	379	$25.45	to	$25.22	$9,401	0.04%	0.20%	to	1.20%	37.07%	to	38.40%
2019	289	$17.77	to	$18.22	$5,178	0.13%	0.20%	to	1.20%	35.11%	to	36.47%
2018	311	$13.75	to	$13.35	$4,125	0.00%	0.20%	to	1.20%	1.15%	to	2.17%
2017	172	$13.59	to	$13.06	$2,260	0.06%	0.20%	to	1.20%	29.35%	to	30.64%
2016	64	$10.05	to	$10.34	$655	0.28%	0.25%	to	1.20%	5.24%	to	6.25%
PUTNAM VT INCOME FUND
2020	343	$11.71	to	$12.42	$4,106	4.87%	0.20%	to	1.20%	4.44%	to	5.50%
2019	299	$11.21	to	$11.77	$3,390	3.48%	0.20%	to	1.20%	10.56%	to	11.67%
2018	426	$10.14	to	$10.54	$4,326	3.01%	0.20%	to	1.20%	(1.00) %	to	0.00%
2017	501	$10.24	to	$10.54	$5,129	0.43%	0.20%	to	1.20%	4.34%	to	5.38%
2016	19	$9.81	to	$9.81	$188	0.00%	0.25%	to	1.20%	0.78%	to	1.74%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT INTERNATIONAL EQUITY FUND
2020	76	$11.90	to	$14.25	$907	1.75%	0.20%	to	1.20%	10.72%	to	11.85%
2019	79	$10.75	to	$12.74	$853	1.38%	0.20%	to	1.20%	23.66%	to	24.90%
2018	82	$8.69	to	$8.69	$713	1.15%	1.20%	to	1.20%	(20.08) %	to	(20.08) %
2017	42	$10.87	to	$10.87	$458	0.64%	1.20%	to	1.20%	25.07%	to	25.07%
2016	6	$8.69	to	$8.69	$54	0.00%	1.20%	to	1.20%	(3.61) %	to	(3.61) %
PUTNAM VT INTERNATIONAL GROWTH FUND
2020	9	$14.23	to	$22.22	$156	0.04%	0.25%	to	1.20%	26.45%	to	27.63%
2019	9	$11.25	to	$17.41	$123	0.00%	0.25%	to	1.20%	23.44%	to	24.61%
2018	11	$9.12	to	$13.97	$123	0.00%	0.25%	to	1.20%	(19.62) %	to	(18.84) %
2017	12	$11.34	to	$17.22	$154	1.08%	0.25%	to	1.20%	33.44%	to	34.70%
2016	12	$8.50	to	$12.78	$115	0.94%	0.25%	to	1.20%	(7.83) %	to	(6.95) %
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 04/22/2016)
2020	18	$12.13	to	$12.69	$218	3.23%	0.25%	to	1.20%	2.66%	to	3.66%
2019	18	$11.82	to	$12.24	$219	2.70%	0.25%	to	1.20%	18.78%	to	19.92%
2018	10	$9.95	to	$9.95	$99	1.72%	1.20%	to	1.20%	(18.60) %	to	(18.60) %
2017	6	$12.22	to	$12.44	$72	0.73%	0.20%	to	1.20%	23.21%	to	24.45%
PUTNAM VT MORTGAGE SECURITIES FUND
2020	22	$10.69	to	$11.17	$242	11.58%	0.20%	to	1.20%	(2.73) %	to	(1.77) %
2019	28	$10.77	to	$11.37	$313	3.02%	0.20%	to	1.20%	11.86%	to	12.97%
2018	27	$9.63	to	$10.06	$268	2.67%	0.20%	to	1.20%	(2.10) %	to	(1.10) %
2017	27	$9.84	to	$10.18	$274	0.77%	0.20%	to	1.20%	0.75%	to	1.76%
2016	14	$9.77	to	$10.41	$146	2.14%	0.25%	to	1.20%	(0.99) %	to	(0.05) %
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
2020	118	$8.96	to	$9.46	$1,053	0.00%	0.25%	to	1.20%	(8.47) %	to	(7.65) %
2019	118	$9.79	to	$10.24	$1,151	0.00%	0.25%	to	1.20%	4.65%	to	5.65%
2018	118	$9.31	to	$9.69	$1,105	0.38%	0.25%	to	1.20%	(8.95) %	to	(8.07) %
2017	133	$10.22	to	$10.54	$1,367	0.00%	0.25%	to	1.20%	5.71%	to	6.71%
2016	77	$9.67	to	$9.88	$742	1.48%	0.25%	to	1.20%	(0.49) %	to	0.45%
PUTNAM VT MULTI-CAP CORE FUND
2020	28	$17.31	to	$17.39	$486	1.06%	0.20%	to	1.20%	15.91%	to	17.08%
2019	29	$14.93	to	$14.85	$430	1.01%	0.20%	to	1.20%	30.07%	to	31.36%
2018	22	$11.48	to	$11.30	$254	0.57%	0.20%	to	1.20%	(8.74) %	to	(7.81) %
2017	5	$12.58	to	$12.26	$64	0.51%	0.20%	to	1.20%	21.39%	to	22.61%
2016	2	$10.36	to	$10.36	$25	0.49%	1.20%	to	1.20%	10.72%	to	10.72%
PUTNAM VT RESEARCH FUND
2020	33	$18.94	to	$18.63	$598	0.65%	0.20%	to	1.20%	18.52%	to	19.65%
2019	36	$15.33	to	$15.57	$557	0.90%	0.20%	to	1.20%	31.64%	to	32.97%
2018	25	$12.14	to	$11.71	$287	0.00%	0.20%	to	1.20%	(5.85) %	to	(4.91) %
2017	9	$12.37	to	$12.82	$114	0.37%	0.25%	to	1.20%	21.88%	to	23.03%
2016	3	$10.15	to	$10.42	$27	1.37%	0.25%	to	1.20%	8.76%	to	9.80%
PUTNAM VT SMALL CAP GROWTH FUND
2020	30	$18.94	to	$18.81	$580	0.00%	0.20%	to	1.20%	46.58%	to	48.02%
2019	49	$12.92	to	$12.71	$785	0.00%	0.20%	to	1.20%	35.81%	to	37.17%
2018	53	$9.51	to	$9.26	$616	0.00%	0.20%	to	1.20%	(14.87) %	to	(14.01) %
2017	38	$11.17	to	$10.77	$526	0.37%	0.20%	to	1.20%	6.64%	to	7.71%
2016	19	$10.48	to	$16.86	$292	0.65%	0.25%	to	1.20%	14.15%	to	15.23%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT SMALL CAP VALUE FUND
2020	83	$12.24	to	$11.07	$1,000	1.08%	0.20%	to	1.20%	2.75%	to	3.73%
2019	67	$11.91	to	$10.67	$794	0.62%	0.20%	to	1.20%	22.76%	to	23.99%
2018	67	$9.70	to	$8.60	$639	0.35%	0.20%	to	1.20%	(20.89) %	to	(20.09) %
2017	47	$12.27	to	$10.77	$579	0.44%	0.20%	to	1.20%	6.59%	to	7.66%
2016	8	$11.51	to	$11.87	$90	0.45%	0.25%	to	1.20%	25.99%	to	27.16%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
2020	2,359	$27.72	to	$23.77	$55,295	0.00%	0.20%	to	1.20%	32.33%	to	33.67%
2019	2,454	$20.95	to	$17.78	$43,499	0.00%	0.20%	to	1.20%	28.04%	to	29.32%
2018	2,388	$16.36	to	$13.75	$32,922	0.00%	0.20%	to	1.20%	0.44%	to	1.45%
2017	1,434	$16.29	to	$13.56	$20,487	0.00%	0.20%	to	1.20%	34.21%	to	35.55%
2016	477	$9.86	to	$12.45	$5,564	0.00%	0.25%	to	1.20%	(0.65) %	to	0.28%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2020	819	$27.83	to	$21.18	$16,638	0.00%	0.20%	to	1.20%	27.73%	to	28.99%
2019	767	$21.79	to	$16.42	$12,207	0.00%	0.20%	to	1.20%	27.10%	to	28.37%
2018	762	$17.14	to	$12.79	$9,796	0.00%	0.20%	to	1.20%	(0.35) %	to	0.66%
2017	339	$17.21	to	$12.71	$4,764	0.00%	0.20%	to	1.20%	25.80%	to	27.05%
2016	59	$9.58	to	$24.71	$1,035	0.00%	0.25%	to	1.20%	(4.20) %	to	(10.94) %
VAN ECK VIP EMERGING MARKETS FUND
2020	1	$43.83	to	$43.83	$54	1.78%	1.40%	to	1.40%	15.62%	to	15.62%
2019	2	$37.91	to	$37.91	$61	0.46%	1.40%	to	1.40%	28.78%	to	28.78%
2018	2	$29.44	to	$29.44	$52	0.38%	1.40%	to	1.40%	(24.55) %	to	(24.55) %
2017	8	$39.02	to	$39.02	$314	0.27%	1.40%	to	1.40%	48.94%	to	48.94%
2016	5	$26.20	to	$27.05	$136	0.44%	1.25%	to	1.40%	(1.28) %	to	(1.14) %
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
2020	115	$8.95	to	$9.23	$962	0.77%	0.20%	to	1.20%	17.41%	to	18.59%
2019	355	$5.44	to	$7.78	$2,359	0.00%	0.20%	to	1.20%	10.21%	to	11.32%
2018	86	$4.94	to	$6.99	$565	0.00%	0.20%	to	1.20%	(29.29) %	to	(28.56) %
2017	84	$6.98	to	$9.78	$715	0.00%	0.20%	to	1.20%	(3.14) %	to	(2.17) %
2016	54	$7.21	to	$8.28	$466	0.14%	0.25%	to	1.20%	41.70%	to	43.05%
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
2020	3	$34.50	to	$34.50	$96	1.52%	1.40%	to	1.40%	17.47%	to	17.47%
2019	0*	$29.37	to	$29.37	$14	0.00%	1.40%	to	1.40%	10.31%	to	10.31%
2018	2	$26.63	to	$26.63	$47	0.00%	1.40%	to	1.40%	(29.28) %	to	(29.28) %
2017	2	$37.65	to	$37.65	$73	0.00%	1.40%	to	1.40%	(3.06) %	to	(3.06) %
2016	2	$38.84	to	$40.47	$79	0.29%	1.25%	to	1.40%	41.72%	to	41.93%

*	The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.

(Concluded)

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Audited Annual Statutory Report

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and

Related Statutory Statements of Operations

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company (the “Company”) (a wholly-owned subsidiary of GWL&A Financial Inc.), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2021

We have served as the Company’s auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$25,712,083	$13,803,525

Preferred stock	119,687	—

Common stock	223,883	144,888

Mortgage loans (net of allowances of $745 and $745)	4,123,666	2,692,690

Real estate occupied by the company	41,951	43,283

Real estate held for the production of income	1,825	1,365

Contract loans	3,874,206	3,995,291

Cash, cash equivalents and short-term investments	3,470,914	818,328

Securities lending collateral assets	206,811	303,282

Other invested assets	750,477	402,891

Total cash and invested assets	38,525,503	22,205,543

Investment income due and accrued	267,276	192,278

Premiums deferred and uncollected	16,256	15,199

Reinsurance recoverable	80,249	37,806

Funds held or deposited with reinsured companies	6,760,741	—

Current federal income taxes recoverable	70,655	44,457

Deferred income taxes	125,959	97,203

Due from parent, subsidiaries and affiliates	94,584	63,595

Other assets	669,038	490,832

Assets from separate accounts	28,455,204	25,634,438

Total admitted assets	$75,065,465	$48,781,351

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$36,087,118	$19,638,498

Liability for deposit-type contracts	5,215,962	60,296

Life and accident and health policy and contract claims	65,785	44,258

Provision for policyholders’ dividends	18,324	24,111

Liability for premiums received in advance	2	2

Unearned investment income	121	59

Asset valuation reserve	202,003	194,032

Interest maintenance reserve	678,773	(2,006)

Due to parent, subsidiaries and affiliates	16,578	77,613

Commercial paper	98,983	99,900

Payable under securities lending agreements	206,811	303,282

Other liabilities	1,858,504	1,265,123

Liabilities from separate accounts	28,455,194	25,634,428

Total liabilities	72,904,158	47,339,596

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 16,859,018 shares issued and outstanding	16,859	7,320

Surplus notes	921,980	395,811

Gross paid in and contributed surplus	3,782,019	714,300

Unassigned funds	(2,559,551)	324,324

Total capital and surplus	2,161,307	1,441,755

Total liabilities, capital and surplus	$75,065,465	$48,781,351

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity consideration	$12,831,872	$(5,366,421)	$7,592,609

Net investment income	948,344	1,099,451	1,307,387

Amortization of interest maintenance reserve	39,141	8,280	24,863

Commission and expense allowances on reinsurance ceded	172,698	265,105	5,211

Fee income from separate accounts	62,302	101,629	160,573

Reserve adjustment on reinsurance ceded	7,157,573	(592,883)	(1,975,763)

Miscellaneous income	41,467	267,637	250,272

Total income	21,253,397	(4,217,202)	7,365,152

Expenses:

Death benefits	92,253	204,509	380,057

Annuity benefits	95,252	155,286	228,530

Disability benefits and benefits under accident and health policies	76	17,762	41,719

Surrender benefits	3,842,313	4,403,521	5,895,938

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	16,448,620	(8,139,385)	917,510

Other benefits	8,722	6,208	10,528

Total benefits	20,487,236	(3,352,099)	7,474,282

Commissions	2,222,528	162,942	196,489

Other insurance expenses	371,028	496,310	488,250

Net transfers from separate accounts	(809,028)	(1,328,143)	(1,112,465)

Interest maintenance reserve reinsurance activity	661,450	(512,033)	—

Total benefit and expenses	22,933,214	(4,533,023)	7,046,556

Net (loss) gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	(1,679,817)	315,821	318,596

Dividends to policyholders	18,497	23,461	31,276

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	(1,698,314)	292,360	287,320

Federal income tax (benefit) expense	(20,260)	(98,467)	(17,604)

Net (loss) gain from operations before net realized capital gains (losses)	(1,678,054)	390,827	304,924

Net realized capital (losses) gains less capital gains tax and transfers to interest maintenance reserve	(16,958)	(8,022)	10,576

Net (loss) income	$(1,695,012)	$382,805	$315,500

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Capital and surplus, beginning of year	$1,441,755	$1,326,919	$1,129,509

Net (loss) income	(1,695,012)	382,805	315,500

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Change in net unrealized capital (losses) gains, net of income taxes	(288,936)	57,398	(11,491)

Change in minimum pension liability, net of income taxes	(1,589)	(4,209)	3,824

Change in asset valuation reserve	(7,971)	10,360	(846)

Change in non-admitted assets	(708,501)	92,424	28,921

Change in net deferred income taxes	256,714	(129,400)	(40,732)

Capital paid-in	9,539	—	—

Surplus paid-in	3,067,719	4,029	4,093

Change in surplus as a result of reinsurance	(83,521)	537,566	—

Change in capital and surplus as a result of separate accounts	—	(428)	(208)

Change in unrealized foreign exchange capital gains (losses)	2,693	(20)	(1,125)

Change in surplus notes	526,169	(195,888)	51,769

Net change in capital and surplus for the year	719,552	114,836	197,410

Capital and surplus, end of year	$2,161,307	$1,441,755	$1,326,919

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Operating activities:

Premium income, net of reinsurance	$6,588,902	$3,654,066	$5,352,630

Investment income received, net of investment expenses paid	809,931	962,732	1,136,338

Other miscellaneous income received	59,348	577,059	160,008

Benefit and loss related payments, net of reinsurance	(3,803,044)	(4,542,350)	(6,417,233)

Net transfers from separate accounts	816,837	1,375,094	1,097,423

Commissions, other expenses and taxes paid	(2,758,668)	(526,161)	(644,838)

Dividends paid to policyholders	(24,228)	(30,537)	(38,959)

Federal income taxes (paid) received, net	(18,530)	5,267	(38,241)

Net cash provided by operating activities	1,670,548	1,475,170	607,128

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	2,794,468	2,430,562	3,351,579

Stocks	53	19,187	3,704

Mortgage loans	295,116	343,441	357,545

Other invested assets	38,065	19,597	25,233

Net gains on cash, cash equivalents and short-term investments	83	5	—

Miscellaneous proceeds	544,448	24,100	22,212

Cost of investments acquired:

Bonds	(6,396,829)	(2,770,357)	(3,398,701)

Stocks	(221,630)	(3,585)	(38,742)

Mortgage loans	(89,330)	(114,542)	(697,245)

Real estate	(2,724)	(9,052)	(4,319)

Other invested assets	(905,616)	(46,617)	(36,870)

Miscellaneous applications	(274,834)	—	(39,654)

Net change in contract loans and premium notes	127,912	(3,120)	(1,355)

Net cash used in investing activities	(4,090,818)	(110,381)	(456,613)

Financing and miscellaneous activities:

Surplus notes	527,500	(195,000)	51,410

Capital and paid in surplus	3,076,665	3,130	3,325

Deposit-type contracts, net	1,963,991	(5,399)	(18,908)

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Funds (repaid) borrowed, net	(916)	1,041	(1,027)

Other	(136,621)	60,135	(45,670)

Net cash provided by (used in) financing and miscellaneous activities	5,072,867	(775,894)	(163,165)

Net increase (decrease) in cash, cash equivalents and short-term investments and restricted cash	2,652,597	588,895	(12,650)

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	818,329	229,434	242,084

End of year	$3,470,926	$818,329	$229,434

The cash, cash equivalents and short-term investments and restricted cash balance includes $12 and $1 of restricted cash as of December 31, 2020 and 2019, respectively, which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$593	$899	$768

Fair value of assets acquired in settlement of bonds	—	—	28,815

In 2020, non-cash transfers of $9,848 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $8,938 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 9 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 9 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company retained a block of life insurance, predominantly participating policies which are now administered by Protective, as well as a closed reinsurance acquired block. Post-transaction, the Company focuses on the defined contribution retirement and asset management markets. See Note 9 for further discussion of the Protective transaction.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value. Under GAAP, redeemable preferred stocks are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

•

For statutory purchases, the excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. For statutory mergers, no acquisition is recognized because it

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

is accomplished without exchanging resources. As such, the recorded assets, liabilities, and surplus of the acquired company (adjusted to conform to statutory accounting principles) will be carried forward into the combined company. Under GAAP in a business combination, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

derivatives in the absence of quoted market values, impairment of investments and derivatives, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•

Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•

Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•

Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value.

•

Common stocks, other than stocks of subsidiaries and stocks of the Federal Home Loan Bank (“FHLB”), are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Common stocks of the FHLB are reported at cost. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

Investments in subsidiaries are carried on the equity basis with unrealized changes in value recorded in surplus and dividends received recorded in investment income.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments.

Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or repledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

○

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2020, 2019 and 2018.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserved ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2020, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 23% equity, 42% fixed income, 32% cash and short terms, and 3% other. At December 31, 2019, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 9% equity, 34% fixed income, and 57% cash and short terms.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which did not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

On January 1, 2020, the Company and its subsidiaries implemented an organizational change to simplify its corporate structure and affiliated transactions. The transaction included the following changes impacting the Company:

•	Substantially all employees of GWL&A and its other subsidiaries were transferred to the Empower.

•	Empower assumed all recordkeeping related revenues either by direct assignment of contracts or through a transition services agreement between Empower, GWL&A, and GWL&A’s subsidiaries.

•	Substantially all vendor contracts were assigned to Empower.

•	Empower entered into an administrative services agreement whereby it provides corporate and other shared services to GWL&A and its affiliates and is reimbursed for expenses incurred.

•

Empower acquired assets and assumed liabilities from GWL&A and GWL&A’s subsidiaries including furniture, equipment, and software, deferred contract costs, certain other current assets including prepaid assets, and certain other liabilities including employee-related benefit and payroll liabilities and GWL&A’s post-retirement medical plan. The assets acquired and liabilities assumed by Empower were settled in cash based on their value under International Financial Reporting Standards (“IFRS”). Any differences between the value of the assets and liabilities on an IFRS basis and a Statutory basis were settled by dividends or capital contributions between entities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

		Year Ended December 31,			Financial
Description	Related party	2020	2019	2018	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(14,626)	$(23,958)	$(15,522)	Other insurance benefits and expenses
	Non-insurance affiliates: Empower(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1),Great-West Financial Retirement Plan Services (“Great-West RPS”)(1) and MAM Holding Inc. (2)	—	(151,179)	(142,424)
	Total	(14,626)	(175,137)	(157,946)

Receives corporate support services	Non-insurance affiliate: Empower(1)	332,652	—	—	Other insurance benefits and expenses
Provides recordkeeping fees under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance affiliate: Empower(1)	(194,795)	—	—	Fee income
Receives commissions under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance and insurance affiliates: Empower(1), GWL&A NY (1)	(77,139)	—	—	Commissions

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	7,101	172,702	198,976	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	—	45,101	38,200	Other income

	Non-insurance related party: Great-West Funds(4)	20,506	61,194	65,281

	Total	20,506	106,295	103,481
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(1,460)	(2,328)	(2,551)	Other income
	Non-insurance affiliates: Empower(1)and GWTC(1)	(15,339)	(388,302)	(342,803)
	Total	(16,799)	(390,630)	(345,354)

Receives custodial services	Non-insurance affiliate: GWTC(1)	—	(13,526)	(12,410)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam Investments LLC (“Putnam”) (3)	16,282	9,733	9,140	Other income

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

(4) An open-end management investment company, a related party of GWL&A

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2020, 2019 and 2018, these purchases totaled $330,974, $224,708 and $169,857 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $249,802 and $288,076 at December 31, 2020 and 2019, respectively, which is also included in the assets and liabilities of the general account at those dates.

During June of 2018, the Company invested $35,000 to fund the initial creation of five mutual funds offered by its subsidiary, GWCM. When the funds met certain targets for customer investment, the Company began redeeming its interests. The remaining investments were $17,679 and $15,546 at December 31, 2020 and 2019, respectively.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$46,104	$—

GWFS(1)	On account	On demand	34,743	34,625

CLAC(2)	On account	On demand	—	11,630

GWTC(1)	On account	On demand	290	7,807

AAG(1)	On account	On demand	—	5,141

GWCM(1)	On account	On demand	—	1,610

GWL&A NY(1)	On account	On demand	214	1,470

Great-West RPS(1)	On account	On demand	3	700

Great-West South Carolina (“GWSC”)(1)	On account	On demand	7,351	509

Putnam(3)	On account	On demand	4,951	103

Other related party receivables	On account	On demand	928	—

Total			$94,584	$63,595

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$—	$76,024

CLAC(2)	On account	On demand	683	917

Personal Capital Corporation(1)	On account	On demand	15,473	—

Other related party payables	On account	On demand	422	672

Total			$16,578	$77,613

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

Included in current federal income taxes recoverable at December 31, 2020 and 2019 is $73,029 and $45,900, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received/(paid) cash payments of $12,506, $2,727 and ($42,577) from its subsidiary, GWSC, in 2020, 2019 and 2018 respectively, under the terms of its tax sharing agreement. The amount paid in 2018 is for the utilization of GWSC’s operating loss carryforward amounts which were fully utilized as of that year. Additionally, during the years ended December 31, 2020, 2019 and 2018, the Company received interest income of $1,661, $2,085 and $2,527 respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2020, the Company received dividends and return of capital of $142,500 and $7,000, respectively, from its subsidiaries, the largest being $61,000 from AAG. During the year ended December 31, 2019, the Company received dividends and return of capital of $108,803 and $12,497, respectively, from its subsidiaries, the largest being $40,000 from Empower. During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680 respectively, from its subsidiaries, the largest being $42,000 from AAG.

During the years ended December 31, 2020 and 2019, the Company paid cash dividends to GWL&A Financial in the amounts of $357,752 and $639,801 respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$159,577	$1,744	$226	$161,095

All other governments	11,113	—	—	11,113

U.S. states, territories and possessions	654,122	97,055	—	751,177

Political subdivisions of states and territories	378,996	23,006	—	402,002

Industrial and miscellaneous	18,019,556	916,950	13,489	18,923,017

Parent, subsidiaries and affiliates	6,433	—	—	6,433

Hybrid securities	151,305	1,800	9,372	143,733

Loan-backed and structured securities	6,330,981	156,801	12,050	6,475,732

Total bonds	$25,712,083	$1,197,356	$35,137	$26,874,302

	December 31, 2019
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$11,076	$1,446	$—	$12,522

U.S. states, territories and possessions	656,713	85,867	—	742,580

Political subdivisions of states and territories	204,355	18,098	—	222,453

Industrial and miscellaneous	8,024,719	453,056	2,842	8,474,933

Parent, subsidiaries and affiliates	10,810	—	—	10,810

Hybrid securities	165,032	147	14,831	150,348

Loan-backed and structured securities	4,730,820	77,213	11,915	4,796,118

Total bonds	$13,803,525	$635,827	$29,588	$14,409,764

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Book/adjusted carrying value	Fair value

Due in one year or less	$1,359,756	$1,374,606

Due after one year through five years	6,086,988	6,430,238

Due after five years through ten years	8,531,983	8,990,876

Due after ten years	4,257,648	4,458,122

Loan-backed and structured securities	6,330,981	6,475,732

Total bonds	$26,567,356	$27,729,574

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2020	2019 2018

Consideration from sales	$15,627,075	$18,741,779	$12,788,008

Gross realized gains from sales	81,504	511,103	32,672

Gross realized losses from sales	7,045	46,129	30,960

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 9 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$149,402	$226	$—	$—	$149,402	$226

Industrial and miscellaneous	1,216,567	13,291	246,659	12,808	1,463,226	26,099

Hybrid securities	23,981	1,199	77,882	8,173	101,863	9,372

Loan-backed and structured securities	672,983	7,412	314,125	6,800	987,108	14,212

Total bonds	$2,062,933	$22,128	$638,666	$27,781	$2,701,599	$49,909

Total number of securities in an unrealized loss position		168		47		215

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	435,115	2,113	620,988	36,363	1,056,103	38,476

Hybrid securities	12,402	93	116,868	14,739	129,270	14,832

Loan-backed and structured securities	745,246	4,367	585,239	9,796	1,330,485	14,163

Total bonds	$1,192,763	$6,573	$1,323,095	$60,898	$2,515,858	$67,471

Total number of securities in an unrealized loss position		95		102		197

Bonds - Total unrealized losses and OTTI decreased by $17,562, or 26%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was in industrial and miscellaneous as well as hybrid securities, and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This decrease was offset by increases in the less than twelve month category of all asset categories, and reflects an increase in interest rates during fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $33,117 from December 31, 2019 to December 31, 2020. Industrial and miscellaneous account for 46%, or $12,808 of the unrealized losses and OTTI greater than twelve months at December 31, 2020. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 24%, or $6,800, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. Of the $6,800 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 94% or $6,412 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 16% and 21% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $128,238 and $68,046 as of December 31, 2020 and 2019, respectively. The Company had pledged collateral related to these derivatives of $7,181 and $5,022 as of December 31, 2020 and 2019, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $121,057.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2020 and 2019, the Company had pledged $7,181 and $5,022, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $54,302 unrestricted cash and securities collateral and $71,130 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2020 and 2019, the Company had pledged U.S. Treasury bills in the amount of $5,334 and $2,331, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$10,705

Cross-currency swaps	875,569	(4,071)	9,352

Total derivatives designated as hedges	897,869	(4,071)	20,057

Derivatives not designated as hedges:

Interest rate swaps	1,040,944	11,326	11,449

Futures on equity indices	2,957	1,172	1

Interest rate futures	10,500	4,162	—

Interest rate swaptions	174,000	34	34

Cross-currency swaps	541,142	23,084	21,234

Foreign currency forwards	1,510,024	(26)	(26)

Total derivatives not designated as hedges	3,279,567	39,752	32,692

Total cash flow hedges, and derivatives not designated as hedges	$4,177,436	$35,681	$52,749

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

	December 31, 2019
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$8,385

Cross-currency swaps	880,490	35,372	38,370

Total cash flow hedges	902,790	35,372	46,755

Derivatives not designated as hedges:

Interest rate swaps	933,930	2,078	1,487

Futures on equity indices	6,890	545	(17)

Interest rate futures	22,600	1,786	2

Interest rate swaptions	186,550	20	20

Cross-currency swaps	541,142	21,894	20,442

Total derivatives not designated as hedges	1,691,112	26,323	21,934

Total cash flow hedges and derivatives not designated as hedges	$2,593,902	$61,695	$68,689

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2020	2019	2018

Derivatives not designated as hedging instruments:

Interest rate swaps	$7,306	$13,954	$(8,039)

Interest rate swaptions	180	123	198

Futures on equity indices	94	(241)	297

Interest rate futures	6	(132)	159

Cross-currency swaps	(3,975)	(8,396)	32,525

Foreign currency forwards	(20)	—	—

Total	$3,591	$5,308	$25,140

Securities lending

Securities with a cost or amortized cost of $199,546 and $296,583, and estimated fair values of $201,848 and $297,018 were on loan under the program at December 31, 2020 and 2019, respectively.

The following table summarizes securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Hybrid securities	$—	$—	$2,224	$2,028

Industrial and miscellaneous	78,553	80,855	15,734	16,365

U.S. government	120,993	120,993	278,625	278,625

	$199,546	$201,848	$296,583	$297,018

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $206,811 and $303,282 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Reverse repurchase agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $2,900 and $3,300 at December 31, 2020 and December 31, 2019, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $2,958 and $3,366 at December 31, 2020 and December 31, 2019, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted assets

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

	December 31, 2020
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$206,811	$—	$—	$—	$206,811	$303,282	$(96,471)	$—	$206,811	0.27%	0.28%

Subject to reverse repurchase agreements	2,900	—	—	—	2,900	3,300	(400)	—	2,900	0.00%	0.00%

FHLB capital stock	500	—	—	—	500	—	500	—	500	0.00%	0.00%

On deposit with states	4,264	—	—	—	4,264	4,294	(30)	—	4,264	0.01%	0.01%

On deposit with other regulatory bodies	554	—	—	—	554	579	(25)	—	554	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	5,334	—	1,411	—	6,745	2,330	4,415	—	6,745	0.01%	0.01%

Derivative cash collateral	7,181	—	271	—	7,452	5,022	2,430	—	7,452	0.01%	0.01%

Other restricted assets	1,175	—	—	—	1,175	1,218	(43)	—	1,175	0.00%	0.00%

Total Restricted Assets	$228,719	$—	$1,682	$—	$230,401	$320,025	$(89,624)	$—	$230,401	0.30%	0.31%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$303,282	$—	$—	$—	$303,282	$45,102	$258,180	$—	$303,282	0.62%	0.62%

Subject to reverse repurchase agreements	3,300	—	—	—	3,300	11,200	(7,900)	—	3,300	0.01%	0.01%

Subject to dollar repurchase agreements	—	—	—	—	—	688,765	(688,765)	—	—	0.00%	0.00%

On deposit with states	4,294	—	—	—	4,294	4,443	(149)	—	4,294	0.01%	0.01%

On deposit with other regulatory bodies	579	—	—	—	579	603	(24)	—	579	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	2,330	—	—	—	2,330	8,197	(5,867)	—	2,330	0.01%	0.01%

Other collateral	—	—	—	—	—	5,320	(5,320)	—	—	0.00%	0.00%

Derivative cash collateral	5,022	—	—	—	5,022	30,220	(25,198)	—	5,022	0.01%	0.01%

Other restricted assets	1,218	—	—	—	1,218	1,259	(41)	—	1,218	0.00%	0.00%

Total Restricted Assets	$320,025	$—	$—	$—	$320,025	$795,109	$(475,084)	$—	$320,025	0.66%	0.66%

Net investment income

The following table summarizes net investment income:

	Years Ended December 31,
	2020	2019 2018

Bonds	$474,967	$621,993	$822,645

Preferred stock	3	—	—

Common stock	151	455	221

Mortgage loans	107,249	158,678	169,415

Real estate	28,964	27,577	26,557

Contract loans	197,843	200,298	199,507

Cash, cash equivalents and short-term investments	5,862	16,409	4,749

Derivative instruments	18,840	16,915	16,308

Other invested assets	155,506	121,675	125,821

Miscellaneous	5,303	4,462	1,896

Gross investment income	994,688	1,168,462	1,367,119

Expenses	(46,344)	(69,011)	(59,732)

Net investment income	$948,344	$1,099,451	$1,307,387

The amount of interest incurred and charged to investment expense during the years ended December 31, 2020, 2019 and 2018 was $17,078, $33,188 and $22,070, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital gains (losses), before federal income tax	$59,961	$574,372	$4,905

Less: Federal income tax	12,592	120,618	1,030

Net realized capital gains (losses), before IMR transfer	47,369	453,754	3,875

Net realized capital gains (losses) transferred to IMR, net of federal income tax of $17,100, $122,750 and ($1,781), respectively	64,327	461,776	(6,701)

Net realized capital gains (losses), net of federal income tax expense (benefit) of ($4,508), ($2,133) and 2,811, respectively, and IMR transfer	$(16,958)	$(8,022)	$10,576

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$(7,864)

Transferred into IMR, net of taxes	64,327

IMR reinsurance activity	661,451

Balance before amortization	717,914

Amortization released to Statement of Operations	(39,141)

Reserve as of December 31, 2020	$678,773

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	58%	51%

	Concentration by industry
	December 31,
	2020	2019

Financial services	14%	13%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,124,412 and $2,693,435, of which $1,634,389 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. These mortgages were current as of December 31, 2020 and 2019.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 3.50% and 4.70%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 2.45% and 4.05%, respectively.

During 2020 and 2019, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 59% and 64%, respectively.

The balance in the commercial mortgage provision allowance was $745 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2020	2019

Multi-family	49%	44%

Industrial	15%	19%

Office	13%	18%

Retail	13%	12%

Other	10%	7%

	100%	100%

	Concentration by geographic area

	December 31,

	2020	2019

Pacific	36%	33%

East North Central	17%	20%

South Atlantic	13%	14%

Middle Atlantic	11%	8%

Other	10%	8%

West South Central	7%	10%

Mountain	6%	7%

	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$26,874,302	$25,712,083	$—	$26,865,559	$8,743	$—	$26,874,302

Preferred stock	119,684	119,687	—	119,684	—	—	119,684

Common stock	20,240	20,240	19,740	500	—	—	20,240

Mortgage loans	4,263,386	4,123,666	—	4,263,386	—	—	4,263,386

Real estate	227,336	43,776	—	227,336	—	—	227,336

Cash, cash equivalents and short-term investments	3,470,912	3,470,914	2,612,741	858,171	—	—	3,470,912

Contract loans	3,874,206	3,874,206	—	3,874,206	—	—	3,874,206

Other long-term invested assets	244,393	235,484	—	93,637	—	150,756	244,393

Securities lending reinvested collateral assets	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	43,689	43,689	43,689	—	—	—	43,689

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Receivable for securities	87,076	84,973	—	87,076	—	—	87,076

Derivative instruments	180,996	160,628	10	180,986	—	—	180,996

Separate account assets	28,571,811	28,455,204	14,406,648	13,741,300	—	423,863	28,571,811

Total assets	$68,185,972	$66,552,491	$17,146,008	$50,456,602	$8,743	$574,619	$68,185,972

Liabilities:

Deposit-type contracts	$4,562,617	$5,215,962	$—	$4,562,617	$—	$—	$4,562,617

Commercial paper	98,983	98,983	—	98,983	—	—	98,983

Payable under securities lending agreements	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	36,450	36,450	36,450	—	—	—	36,450

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Payable for securities	1,277,598	1,277,598	—	1,277,598	—	—	1,277,598

Derivative instruments	128,246	130,281	8	128,238	—	—	128,246

Separate account liabilities	853,042	853,042	70	852,972	—	—	853,042

Total liabilities	$7,164,877	$7,820,257	$99,708	$7,065,169	$—	$—	$7,164,877

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$14,409,764	$13,803,525	$—	$14,395,297	$14,467	$—	$14,409,764

Common Stock	20,249	20,249	20,249	—	—	—	20,249

Mortgage loans	2,742,188	2,692,690	—	2,742,188	—	—	2,742,188

Real estate	137,700	44,648	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	818,328	818,328	298,720	519,608	—	—	818,328

Contract loans	3,995,291	3,995,291	—	3,995,291	—	—	3,995,291

Other long-term invested assets	128,287	120,934	—	38,070	—	90,217	128,287

Securities lending collateral assets	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	76,212	76,212	76,212	—	—	—	76,212

Other collateral	504	504	504	—	—	—	504

Receivable for securities	6,853	5,313	—	6,853	—	—	6,853

Derivative instruments	136,753	124,254	3	136,750	—	—	136,753

Separate account assets	25,690,576	25,634,438	13,992,067	11,326,204	—	372,305	25,690,576

Total assets	$48,465,987	$47,639,668	$14,420,919	$33,430,379	$152,167	$462,522	$48,465,987

Liabilities:

Deposit-type contracts	$57,672	$60,296	$—	$57,672	$—	$—	$57,672

Commercial paper	99,900	99,900	—	99,900	—	—	99,900

Payable under securities lending agreements	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	71,130	71,130	71,130	—	—	—	71,130

Other collateral	504	504	504	—	—	—	504

Payable for securities	733,150	733,150	—	733,150	—	—	733,150

Derivative instruments	68,064	62,559	19	68,045	—	—	68,064

Separate account liabilities	346,182	346,182	66	346,116	—	—	346,182

Total liabilities	$1,679,884	$1,677,003	$104,883	$1,575,001	$—	$—	$1,679,884

Bonds, preferred and common stock

The fair values for bonds, preferred and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, foreign currency forwards, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2020
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$17,679	$—	$—	$—	$17,679

Industrial and miscellaneous	2,061	—	—	—	2,061

Other invested assets

Limited partnerships	—	—	—	150,756	150,756

Derivatives

Interest rate swaps	—	86,984	—	—	86,984

Cross-currency swaps	—	37,028	—	—	37,028

Interest rate swaptions	—	34	—	—	34

Foreign currency forwards	—	2,670	—	—	2,670

Separate account assets (1)	14,351,361	12,467,593	—	423,863	27,242,817

Total assets	$14,371,101	$12,594,309	$—	$574,619	$27,540,029

Liabilities:

Derivatives

Interest rate swaps	$—	$75,535	$—	$—	$75,535

Cross-currency swaps	—	15,794	—	—	15,794

Foreign currency forwards	—	2,695	—	—	2,695

Separate account liabilities (1)	70	852,972	—	—	853,042

Total liabilities	$70	$946,996	$—	$—	$947,066

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Fair Value Measurements at Reporting Date

	December 31, 2019
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$15,545	$—	$—	$—	$15,545

Industrial and miscellaneous	4,704	—	—	—	4,704

Other invested assets

Limited partnerships	—	—	—	90,217	90,217

Derivatives

Interest rate swaps	—	36,516	—	—	36,516

Cross-currency swaps	—	35,457	—	—	35,457

Interest rate swaptions	—	20	—	—	20

Separate account assets (1)	13,935,424	10,123,099	—	372,305	24,430,828

Total assets	$13,955,673	$10,195,092	$—	$462,522	$24,613,287

Liabilities:

Derivatives

Interest rate swaps	$—	$35,029	$—	$—	$35,029

Cross-currency swaps	—	15,015	—	—	15,015

Separate account liabilities (1)	66	346,116	—	—	346,182

Total liabilities	$66	$396,160	$—	$—	$396,226

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Cash, cash equivalents and short-term investments	3,470,926	12	3,470,914	818,329	1	818,328

Other invested assets	1,294,506	544,029	750,477	403,986	1,095	402,891

Premiums deferred and uncollected	16,338	82	16,256	15,273	74	15,199

Deferred income taxes	457,205	331,246	125,959	205,256	108,053	97,203

Due from parent, subsidiaries and affiliate	155,676	61,092	94,584	118,239	54,644	63,595

Other prepaid assets	2,206	2,206	—	22,712	22,712	—

Capitalized internal use software	—	—	—	37,917	37,917	—

Furniture, fixtures and equipment	5,914	5,914	—	5,095	5,095	—

Reinsurance recoverable	80,435	186	80,249	37,806	—	37,806

Other assets	671,151	2,113	669,038	499,620	8,788	490,832

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,662	$—	$13,662	$13,537	$—	$13,537

Other invested assets	813,421	544,029	269,392	156,119	1,095	155,024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	$18,063	$16,256	$16,888	$15,199

Total	$18,063	$16,256	$16,888	$15,199

8.   Business Combination and Goodwill

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital.

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $0 and $23,846, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $5,110, $5,109 and $5,110, respectively, of goodwill amortization related to this acquisition.

On August 17, 2020, the Company completed the acquisition of all of the voting equity interests in the Personal Capital Corporation, an industry-leading registered investment adviser and digital wealth manager. This transaction was accounted for as a statutory acquisition. Goodwill of $819,403 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $277,474 and $0, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $27,313, $0 and $0, respectively, of goodwill amortization related to this acquisition.

Purchased Entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2020	Amount of goodwill amortized for the year ended December 31, 2020	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

Retirement Plan Services	August 29, 2014	$64,169	$51,098	$—	$5,110	—%

Personal Capital Corporation	August 17, 2020	$854,190	$819,403	$277,474	$27,313	70.8%

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000. Effective June 1, 2019, all risks on non-participating policies within the above retention limits were ceded to Protective.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant ceded reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$7,855

Preferred stock	120

Mortgage loans	1,634

Other invested assets	132

Total cash and invested assets	9,741

Investment income due and accrued	64

Funds held or deposited with reinsured companies	6,761

Other assets	129

Total admitted assets	$16,695

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$14,716

Liability for deposit-type contracts	3,183

Interest maintenance reserve	662

Other liabilities	113

Total liabilities	18,674

Capital and surplus:

Unassigned funds	(1,979)

Total capital and surplus	(1,979)

Total liabilities, capital and surplus	$16,695

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$15,567

Total income	15,567

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	14,716

Total benefits	14,716

Commissions	2,168

Interest maintenance reserve reinsurance activity	662

Total benefit and expenses	17,546

Net loss from operations before federal income taxes	$(1,979)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received a capital contribution from parent of $2.8 billion to finance the transaction, as mentioned in Note 14.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2019

Admitted assets:

Cash and invested assets:

Bonds	$(7,302)

Mortgage loans	(1,288)

Contract loans	(24)

Cash, cash equivalents and short-term investments	722

Other invested assets	(235)

Total cash and invested assets	(8,127)

Investment income due and accrued	(89)

Premiums deferred and uncollected	(10)

Reinsurance recoverable	25

Current federal income taxes recoverable	(1)

Deferred income taxes	(21)

Other assets	(3)

Total admitted assets	$(8,226)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(8,287)

Aggregate reserves for accident and health policies	(288)

Liability for deposit-type contracts	(127)

Life and accident and health policy and contract claims	(74)

Provision for policyholders’ dividends	(63)

Interest maintenance reserve	(66)

Other liabilities	(33)

Total liabilities	(8,938)

Capital and surplus:

Gross paid in and contributed surplus	712

Total capital and surplus	712

Total liabilities, capital and surplus	$(8,226)

Statutory Statements of Operations	December 31,
2019
Income:

Premium income and annuity consideration	$(9,147)

Commission and expense allowances on reinsurance ceded	154

Total income	(8,993)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(8,575)

Total benefits	(8,575)

Net transfers from separate accounts	59

Interest maintenance reserve release	(512)

Total benefit and expenses	(9,028)

Net gain from operations before federal income taxes	35

Federal income tax benefit	(118)

Net income	$153

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	1% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

- Annuity Funds

Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $3,766,969 and $3,925,596, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$13,534,241	$—	$—	$13,534,241	25.2%

At book value less current surrender charges of 5% or more	820,107	—	—	820,107	1.5%

At fair value	2,558,655	7,785,289	11,517,720	21,861,664	40.4%

Total with adjustment or at market value	16,913,003	7,785,289	11,517,720	36,216,012	67.1%

At book value without adjustment (minimal or no charge adjustment)	2,473,434	—	—	2,473,434	4.6%

Not subject to discretionary withdrawal	15,266,932	—	—	15,266,932	28.3%

Total gross	34,653,369	7,785,289	11,517,720	53,956,378	100.0%

Reinsurance ceded	74,724	—	—	74,724

Total, net	$34,578,645	$7,785,289	$11,517,720	$53,881,654

	December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$915,098	$—	$—	$915,098	3.0%

At book value less current surrender charges of 5% or more	817,144	—	—	817,144	2.7%

At fair value	—	6,358,077	11,528,947	17,887,024	58.0%

Total with adjustment or at market value	1,732,242	6,358,077	11,528,947	19,619,266	63.7%

At book value without adjustment (minimal or no charge adjustment)	97,837	—	—	97,837	0.3%

Not subject to discretionary withdrawal	11,091,699	—	—	11,091,699	36.0%

Total gross	12,921,778	6,358,077	11,528,947	30,808,802	100.0%

Reinsurance ceded	71,124	—	—	71,124

Total, net	$12,850,654	$6,358,077	$11,528,947	$30,737,678

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,603,854	$6,920,255	$6,952,077	$—	$—	$—

Other permanent cash value life insurance	—	6,845,366	7,160,342	—	—	—

Variable universal life	274,843	279,968	280,000	7,579,331	7,579,331	7,579,331

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	151,345	—	—	—

Accidental death benefits	N/A	N/A	466	—	—	—

Disability - active lives	N/A	N/A	1,093	—	—	—

Disability - disabled lives	N/A	N/A	117,509	—	—	—

Miscellaneous reserves	N/A	N/A	28,188	—	—	—

Total, gross	6,878,697	14,045,589	14,691,020	7,579,331	7,579,331	7,579,331

Reinsurance ceded	6,878,697	7,643,139	7,966,585	—	—	—

Total, net of reinsurance ceded	$—	$6,402,451	$6,724,435	$7,579,331	$7,579,331	$7,579,331

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,618,888	$6,617,437	$6,595,652	$—	$—	$—

Other permanent cash value life insurance	—	6,949,889	7,306,841	—	—	—

Variable universal life	240,230	243,868	244,301	7,063,894	7,063,894	7,063,894

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	164,921	—	—	—

Accidental death benefits	N/A	N/A	1,195	—	—	—

Disability - active lives	N/A	N/A	1,078	—	—	—

Disability - disabled lives	N/A	N/A	126,059	—	—	—

Miscellaneous reserves	N/A	N/A	29,945	—	—	—

Total, gross	6,859,118	13,811,194	14,469,992	7,063,894	7,063,894	7,063,894

Reinsurance ceded	6,859,118	7,330,812	7,621,851	—	—	—

Total, net of reinsurance ceded	$—	$6,480,382	6,848,141	$7,063,894	$7,063,894	$7,063,894

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2020	2019

Balance, January 1, net of reinsurance of $284,531 and $19,082	$794	$247,529

Incurred related to:

Current year	252	9,941

Prior year	2,018	(217,477)

Total incurred	2,270	(207,536)

Paid related to:

Current year	—	(9,807)

Prior year	—	(29,392)

Total paid	—	(39,199)

Balance, December 31, net of reinsurance of $282,922 and $284,531	$3,064	$794

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has changed by $2,018 and ($217,477) during the years ended December 31, 2020 and 2019, respectively. The change in the prior year was primarily due to the Protective transaction, with no comparable amount in the current year.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2020	2019

Face value	$98,983	$99,900

Carrying value	$98,983	$99,900

Interest expense paid	$1,007	$2,874

Effective interest rate	0.22% - 0.27%	1.8% - 2.1%

Maturity range (days)	21 - 26	13 - 24

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $28,447,693 and $25,632,375.

As of December 31, 2020 and 2019, $11,612,824 and $11,266,373, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020 and 2019, $61,774,539 and $0, respectively, were acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,325, $11,649, $11,608, $12,581 and $12,961 for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31, 2020
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$403,703	$949,333	$1,353,036

Reserves

For accounts with assets at:

Fair value	$8,767,847	$16,897,365	$25,665,212

Amortized cost	1,187,709	—	1,187,709

Total reserves	$9,955,556	$16,897,365	$26,852,921

By withdrawal characteristics:

At fair value	$8,767,847	$16,897,365	$25,665,212

At book value without fair value adjustment and with current surrender charge less than 5%	1,187,709	—	1,187,709

Total subject to discretionary withdrawals	$9,955,556	$16,897,365	$26,852,921

	Year Ended December 31, 2019
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$528,618	$1,274,716	$1,803,334

Reserves

For accounts with assets at:

Fair value	$7,315,010	$16,440,747	$23,755,757

Amortized cost	1,168,009	—	1,168,009

Total reserves	$8,483,019	$16,440,747	$24,923,766

By withdrawal characteristics:

At fair value	$7,315,010	$16,440,747	$23,755,757

At book value without fair value adjustment and with current surrender charge less than 5%	1,168,009	—	1,168,009

Total subject to discretionary withdrawals	$8,483,019	$16,440,747	$24,923,766

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$1,353,036	$1,803,334	$2,621,510

Transfers from separate accounts	(1,759,730)	(4,226,616)	(5,198,817)

Net transfers from separate accounts	(406,694)	(2,423,282)	(2,577,307)

Reconciling adjustments:

Net transfer of reserves to separate accounts	(412,121)	1,203,800	1,464,314

Miscellaneous other	(1,137)	836	528

CARVM allowance reinsured	(8,545)	70,071	—

Reinsurance	19,469	(179,568)	—

Net transfers as reported in the Statements of Operations	$(809,028)	$(1,328,143)	$(1,112,465)

14. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The surplus note bears interest at the rate of 6.675% and was due November 14, 2034. On December 9, 2019 the Company used proceeds from the ceding commission earned on the Protective transaction to redeem the surplus note balance in full. The carrying amount of the surplus note was $0 and $0 at December 31, 2020 and 2019, respectively. Interest paid on the note was $0 for the year ended December 31, 2020 and $13,016 for the years ended December 31, 2019 and 2018, respectively, bringing total interest paid from inception to December 31, 2020 to $195,243. The amount of unapproved principal and interest was $0 at December 31, 2020 and 2019.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Interest paid on the note during 2020, 2019 and 2018 amounted to $420, $420 and $420, respectively, bringing total interest paid from inception to December 31, 2020 to $1,262. The amount of unapproved principal and interest was $0 at December 31, 2020.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2020, 2019, and 2018 amounted to $16,899, $16,899 and $10,515, respectively, bringing total interest paid from inception to December 31, 2020 to $44,313. The amount of unapproved principal and interest was $0 at December 31, 2020.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2020, 2019 and 2018 amounted to $1,331, $1,330 and $998, respectively bringing the total amortization from inception to December 31, 2020 amounted to $3,659, leaving an unamortized balance of $36,262 in surplus as part of the surplus note amounts.

On August 12, 2020, the Company issued a surplus note in the face amount and carrying amount of $527,500 to GWL&A Financial Inc. The proceeds were used to finance the Personal Capital transaction. The surplus note bears an interest rate of 1.260% per annum. The note matures on August 12, 2025. Interest paid on the note during 2020 and 2019 amounted to $0 and $0, respectively, bringing total interest paid from inception to December 31, 2020 to $0. The amount of unapproved principal and interest were $0 at December 31, 2020.

As of the fourth quarter of 2020, the Company had received capital contributions of $3.1 billion from GWL&A Financial Inc. The proceeds were used to finance the Personal Capital and MassMutual transactions.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021, without the prior approval of the Colorado Insurance Commissioner due to large dividends paid in 2019 and the net loss related to the MassMutual ceding commission in 2020. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative and paid as determined by the Board of Directors, subject to the limitations described above. During the years ended December 31, 2020, 2019 and 2018 the Company paid dividends to GWL&A Financial Inc, totaling $357,752, $639,801, and $152,295, respectively.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(1,695,012)	$382,805

Unrealized (losses) gains	(76,064)	210,179

Deferred income taxes	256,714	(129,400)

Non-admitted assets	(946,880)	(238,379)

Surplus as regards reinsurance	454,045	537,566

Asset valuation reserve	(202,003)	(194,032)

Dividends	(357,752)	(639,801)

Other	7,401	395,386

Total unassigned funds	$(2,559,551)	$324,324

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$481,393	$—	$481,393	$224,934	$—	$224,934	$256,459	$—	$256,459

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	481,393	—	481,393	224,934	—	224,934	256,459	—	256,459

Deferred tax assets non-admitted	(340,176)	8,930	(331,246)	(109,435)	1,382	(108,053)	(230,741)	7,548	(223,193)

Net admitted deferred tax asset	141,217	8,930	150,147	115,499	1,382	116,881	25,718	7,548	33,266

Gross deferred tax liabilities	(15,258)	(8,930)	(24,188)	(18,296)	(1,382)	(19,678)	3,038	(7,548)	(4,510)

Net admitted deferred tax asset	$125,959	$—	$125,959	$97,203	$—	$97,203	$28,756	$—	$28,756

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	304,773	—	—	201,129	—	—	103,644

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	15,258	8,930	24,188	18,296	1,382	19,678	(3,038)	7,548	4,510

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$141,217	$8,930	$150,147	$115,499	$1,382	$116,881	$25,718	$7,548	$33,266

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	918.28%	1247.01%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,031,818	$1,340,863

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the impact of tax planning strategies:

	December 31, 2020 December 31, 2019				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$481,393	$—	$224,934	$—	$256,459	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$141,217	$8,930	$115,499	$1,382	$25,718	$7,548

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2020	2019	Change

Current income tax	$(20,260)	$(98,474)	$78,214

Federal income tax on net capital gains	12,592	120,618	(108,026)

Total	$(7,668)	$22,144	$(29,812)

	Year Ended December 31,
	2019	2018	Change

Current income tax	$(98,474)	$(17,604)	$(80,870)

Federal income tax on net capital gains	120,618	1,030	119,588

Total	$22,144	$(16,574)	$38,718

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$38,987	$33,451	$5,536

Investments	1,784	2,025	(241)

Pension accrual	11	—	11

Provision for dividends	2,168	2,334	(166)

Fixed assets	1,792	3,320	(1,528)

Compensation and benefit accrual	20,843	23,408	(2,565)

Receivables - non-admitted	13,737	16,568	(2,831)

Tax credit carryforward	111,979	114,265	(2,286)

Ceding commission-reinsurance	270,929	—	270,929

Other	19,163	29,563	(10,400)

Total ordinary gross deferred tax assets	481,393	224,934	256,459

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	481,393	224,934	256,459

Non-admitted ordinary deferred tax assets	(340,176)	(109,435)	(230,741)

Admitted ordinary deferred tax assets	141,217	115,499	25,718

Capital:			—

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	8,930	1,382	7,548

Admitted capital deferred tax assets	8,930	1,382	7,548

Total admitted deferred tax assets	$150,147	$116,881	$33,266

Deferred income tax liabilities:

Ordinary:

Investments	$(547)	$—	$(547)

Premium receivable	(3,414)	(3,192)	(222)

Policyholder reserves	(10,931)	(14,089)	3,158

Experience refunds	—	—	—

Other	(366)	(1,015)	649

Total ordinary deferred tax liabilities	(15,258)	(18,296)	3,038

Capital

Investments	$(8,930)	$(1,382)	$(7,548)

Total capital deferred tax liabilities	(8,930)	(1,382)	(7,548)

Total deferred tax liabilities	$(24,188)	$(19,678)	$(4,510)

Net admitted deferred income tax asset	$125,959	$97,203	$28,756

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2020	2019	Change

Total deferred income tax assets	$481,393	$224,934	$256,459

Total deferred income tax liabilities	(24,188)	(19,678)	(4,510)

Net deferred income tax asset	$457,205	$205,256	251,949

Tax effect of unrealized capital gains (losses)			5,187

Other surplus			(422)

Change in net deferred income tax			$256,714

	December 31,
	2019	2018	Change

Total deferred income tax assets	$224,934	$371,710	$(146,776)

Total deferred income tax liabilities	(19,678)	(31,065)	11,387

Net deferred income tax asset	$205,256	$340,645	(135,389)

Tax effect of unrealized capital gains (losses)			7,108

Other surplus			(1,119)

Change in net deferred income tax			$(129,400)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2020	2019	2018

Income tax expense at statutory rate	$ (356,646)	$61,396	$60,337

Earnings from subsidiaries	(30,013)	(22,849)	(22,003)

Swap gain on debt refinancing	—	—	8,175

Ceding commission from Protective, net of transaction expenses	(17,540)	112,889	—

Dividend received deduction	(5,553)	(6,161)	(6,657)

Tax adjustment for interest maintenance reserve	130,717	(1,739)	(5,221)

Interest maintenance reserve release on Protective transaction	—	(107,527)	—

Prior year adjustment	552	(1,695)	(4,124)

Tax effect on non-admitted assets	4,884	3,425	(3,476)

Tax credits	(2,963)	(3,660)	(2,901)

Income tax on realized capital gain (loss)	12,592	120,618	1,030

Tax contingency	931	1,129	(607)

Other	(1,343)	(4,282)	(395)

Total	$(264,382)	$151,544	$24,158

	2020	2019	2018

Federal income taxes incurred	$(7,668)	$22,144	$(16,574)

Change in net deferred income taxes	(256,714)	129,400	40,732

Total income taxes	$(264,382)	$151,544	$24,158

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

As of December 31, 2020, the Company had no operating loss carryforwards.

As of December 31, 2020, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,979. These credits will begin to expire in 2031.

As of December 31, 2020, the Company has foreign tax credit carryforwards of $0.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2020	$20,366

Year Ended December 31, 2019	132,977

Year Ended December 31, 2018	4,146

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP No. 101. As of December 31, 2020 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2020 and 2019, the Company recognized approximately $931 and $1,129 of expense from interest and penalties related to the uncertain tax positions. The Company had $2,374 and $1,443 accrued for the payment of interest and penalties at December 31, 2020 and 2019, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax Years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

Previously, the Company sponsored an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provided health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management. Effective January 1, 2020, the Company transferred the Medical Plan to its subsidiary, Empower.

The Company provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in projected benefit obligation:

Benefit obligation, January 1	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101

Service cost	—	1,435	—	—	—	1,435

Interest cost	—	825	1,175	1,510	1,175	2,335

Actuarial (gain) loss	—	2,059	2,753	4,109	2,753	6,168

Regular benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Benefit obligation transferred to Empower	(22,696)	—	—	—	(22,696)	—

Benefit obligation and under funded status, December 31	$—	$22,696	$42,163	$40,801	$42,163	$63,497

Accumulated benefit obligation	—	$22,696	42,163	40,801	42,163	$63,497

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in plan assets:

Fair Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	—	1,162	2,566	2,380	2,566	3,542

Regular Benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Fair Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

Accrued benefit liability	$—	$(22,224)	$(38,349)	$(39,470)	$(38,349)	$(61,694)

Liability for pension benefits	—	(472)	(3,814)	(1,331)	(3,814)	(1,803)

Total other liabilities	$—	$(22,696)	$(42,163)	$(40,801)	$(42,163)	$(63,497)

Unassigned surplus (deficit)	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Unrecognized net actuarial gain (loss)	$—	$2,869	$(3,515)	$(732)	$(3,515)	$2,137

Unrecognized prior service cost	—	(3,341)	(299)	(599)	(299)	(3,940)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Items not yet recognized as component of net periodic cost on January 1,	$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

Transferred to Empower	472	—	—	—	472	—

Prior service cost recognized in net periodic cost	—	817	299	299	299	1,116

(Gain) loss recognized in net periodic cost	—	(225)	(29)	(50)	(29)	(275)

Gain (loss) arising during the year	—	(2,059)	(2,753)	(4,109)	(2,753)	(6,168)

Items not yet recognized as component of net periodic cost on December 31	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2021:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$—	$(29)	$(29)

Prior service cost	—	299	299

The expected benefit payments for the Company’s Supplemental Executive Retirement plan for the years indicated are as follows:

	2021	2022	2023	2024	2025	2026 through 2030

Supplemental executive retirement plan	2,567	10,282	5,756	2,179	1,962	8,382

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2020	2019	2018	2020	2019	2018	2020	2019	2018

Components of net periodic cost (benefit):

Service cost	$—	$1,435	$1,425	$—	$—	$—	$—	$1,435	$1,425

Interest cost	—	825	703	1,175	1,510	1,356	1,175	2,335	2,059

Amortization of unrecognized prior service cost	—	817	817	299	299	324	299	1,116	1,141

Amortization of gain from prior periods	—	(225)	(82)	(29)	(50)	(45)	(29)	(275)	(127)

Net periodic cost	$—	$2,852	$2,863	$1,445	$1,759	$1,635	$1,445	$4,611	$4,498

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2020 and 2019:

	Post-Retirement Medical Plan

	December 31,

	2020	2019

Discount rate	N/A	3.16%

Initial health care cost trend	N/A	6.00%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

	Supplemental Executive Retirement Plan

	December 31,

	2020	2019

Discount rate	2.09%	2.98%

Rate of compensation increase	N/A	N/A

During 2020, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2020).

During 2019, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2019).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2020	2019

Discount rate	N/A	4.34%

Initial health care cost trend	N/A	6.25%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2020	2019

Discount rate	2.98%	4.16%

Rate of compensation increase	N/A	N/A

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $7,806, $14,842 and $3,057 during the years ended December 31, 2020, 2019 and 2018.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Other liabilities in the accompanying statutory financial statements, are $49,595 and $41,792 at December 31, 2020 and 2019, respectively.

Previously, the Company sponsored a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Effective January 1, 2020, the Company transferred the qualified defined contribution benefit plan to its subsidiary, Empower Retirement, LLC. Previously, the Company matched a percentage of employee contributions in cash. The Company recognized $0, $24,955 and $11,935 in expense related to this plan for the years ended December 31, 2020, 2019 and 2018, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2020	2019	2018

Lifeco Stock Plan	$593	$899	$768

Performance Share Unit Plan	6,431	15,458	5,388

Total compensation expense	$7,024	$16,357	$6,156

Income tax benefits	$1,465	$3,414	$1,243

During the year ended December 31, 2020, 2019 and 2018, the Company had $48, $(67) and $26 respectively, income tax benefits (expense) realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2020 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$709	1.4

Performance Share Unit Plan	5,562	1.2

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Equity Award Activity

During the year ended December 31, 2020, Lifeco did not grant stock options to employees of the Company.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2020	3,450,130	$25.03

Granted	—	—

Exercised	(210,900)	20.78

Cancelled and expired	(67,760)	25.89

Outstanding, December 31, 2020	3,171,470	25.95	5.5	$1,362

Vested and expected to vest, December 31, 2020	3,171,470	25.89	5.5	1,362

Exercisable, December 31, 2020	2,170,850	26.11	4.6	1,332

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2020 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2020	2019	2018

Weighted average fair value of options granted	NA	$2.32	$0.95

Intrinsic value of options exercised (1)	1,097	3,282	345

Fair value of options vested	911	1,358	1,115

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

There were no options granted during 2020. The fair value of the options granted during the years ended December 31, 2019 and 2018 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2020	2019	2018

Dividend yield	NA	5.46%	4.55%

Expected volatility	NA	19.68%	9.01%

Risk free interest rate	NA	1.83%	2.03%

Expected duration (years)	NA	6.0	6.0

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2020	1,156,384

Granted	67,511

Forfeited	(7,063)

Paid	(258,005)

Outstanding, December 31, 2020	958,827

Vested and expected to vest, December 31, 2020	958,827

The cash payment in settlement of the Performance Share Unit Plan units was $8,569, $5,815 and $4,104 for the years ended December 31, 2020, 2019 and 2018, respectively.

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 55%, (1)%, and 1% of total individual life insurance premiums earned during the years ended December 31, 2020, 2019 and 2018 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $18,497, $23,461 and $31,276 to its policyholders during the years ended December 31, 2020, 2019 and 2018, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2020. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2021	2022	2023	2024	2025	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$527,500	$358,219	$885,719

Surplus notes - interest (2)	23,965	23,965	23,965	23,965	22,304	381,066	499,230

Investment purchase obligations (3)	492,805				1,125	5,000	498,930

Operating leases (4)	6,488	3,727	3,234	3,185	2,814	19,145	38,593

Other liabilities (5)	5,241	22,732	18,381	4,804	5,262	27,882	84,302

Total	$528,499	$50,424	$45,580	$31,954	$559,005	$791,312	$2,006,774

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $36,262 of unamortized debt modification gain as discussed in Footnote 14.

(2) Surplus notes interest - All surplus notes bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2020.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2020 and 2019 were $498,930 and $131,651, of which $447,515 and $120,990 were related to limited partnership interests. Related party transactions comprise of $94,803 and $0 of the unfunded limited partnership interests at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, $492,805 and $131,651 were due within one year, $1,125 and $0 were due within four to five years, and $5,000 and $0 were due after five years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2020, 2019 and 2018 were $25,324, $33,473 and $27,768 respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services
•	Sport partner sponsorship payments
•	Personal Capital Corporation contingent payment consideration

As part of the Personal Capital Corporation acquisition, the Company included contingent consideration based on the potential achievement of certain key metrics. An initial contingent consideration earn-out value of $20 million represents management’s best estimate, and it could be up to $175 million based on the achievement of growth in assets under management metrics defined in the Merger Agreement, payable following measurements through December 31, 2021 and December 31, 2022

Originally entered into on March 1, 2018 and as amended on July 7, 2020, the Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility has an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $673,000, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2020 and 2019. At December 31, 2020 and 2019 there were no outstanding amounts related to the current and prior credit facilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In addition, the Company has other letters of credit with a total amount of $8,595, renewable annually for an indefinite period of time. At December 31, 2020 and 2019, there were no outstanding amounts related to those letters of credit.

In October 2020, the Company became a member of the FHLB of Topeka. FHLB provides access to billions of low-cost funding dollars to banks, credit unions, insurance companies and community development financial institutions in the United States. At December 31, 2020, the Company had an estimated borrowing capacity of approximately $2,500,000. All borrowings must be collateralized and the required collateral amount is based on the type of investment securities pledged. No amount was borrowed as of December 31, 2020. Additionally, the Company was required to purchase FHLB of Topeka stock and, at December 31, 2020 owns $500 of Class A stock which are currently not eligible for redemption.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The liabilities transferred and ceding commission received at the closing of the Protective transaction were subject to future adjustments. In October 2019, Protective Life provided the Company with its listing of proposed adjustments with respect to the liabilities transferred, which the Company formally objected to in December 2019. In November 2020, the parties reached resolution and settled cash for adjustments which did not have a material effect on the consolidated financial position of the Company and no further adjustments are expected.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2020 and 2019 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. On February 3, 2021, the Company’s Board of Directors declared a dividend of $100,000. The dividend was paid on March 29, 2021 to the Company’s sole shareholder, GWL&A Financial. Prior to the payment of this dividend, the Company received approval from the Colorado Insurance Commissioner.

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$1,631

Other bonds (unaffiliated)	472,771

Bonds of affiliates	564

Preferred stocks (unaffiliated)	3

Common stocks (unaffiliated)	151

Mortgage loans	107,249

Real estate	28,964

Contract loans	197,843

Cash, cash equivalents and short-term investments	5,862

Derivative instruments	18,840

Other invested assets	155,506

Aggregate write-ins for investment income	5,303

Gross investment income	$994,687

Real estate owned - Book value less encumbrances:	$43,776

Mortgage loans - Book value:

Commercial mortgages	$4,124,412

Mortgage loans by standing - Book value:

Good standing	$4,124,412

Other long-term invested assets - Statement value:	$504,876

Bonds and stocks of parents, subsidiaries and affiliates - Book value:

Bonds	$6,433

Common stocks	$62,550

Bonds and short-term investments by maturity and NAIC designation:

Bonds by maturity - Statement value:

Due within one year or less	$1,833,337

Over 1 year through 5 years	8,459,940

Over 5 years through 10 years	10,905,977

Over 10 years through 20 years	3,262,440

Over 20 years	2,105,662

Total by maturity	$26,567,356

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Bonds and short-term investments by NAIC designation - Statement value:

NAIC 1	$14,774,212

NAIC 2	11,083,416

NAIC 3	661,042

NAIC 4	46,004

NAIC 5	2,312

NAIC 6	370

Total by NAIC designation	$26,567,356

Total bonds publicly traded	$14,796,022

Total bonds privately placed	$11,771,334

Preferred stocks - Statement value	$119,687

Common stocks - Market value	$223,883

Short-term investments - Book value	$408,168

Options, caps and floors owned - Statement value	$34

Collar, swap and forward agreements open - Statement value	$30,313

Futures contracts open - Current value	$5,334

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Life insurance in-force:

Ordinary	$3,588,007

Group life	—

Life insurance policies with disability provisions in-force:

Ordinary	$9,504

Group life	18,617,777

Supplementary contracts in-force:

Ordinary - not involving life contingencies:

Amount on deposit	$—

Income payable	—

Ordinary - involving life contingencies:

Income payable	—

Group - not involving life contingencies:

Amount on deposit	—

Income payable	—

Group - involving life contingencies:

Income payable	125

Annuities:

Ordinary:

Immediate - amount of income payable	$49

Deferred - fully paid account balance	318

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$60,137

Certificates - fully paid account balance	1,489

Certificates - not fully paid account balance	31,651,605

Accident and health insurance - equivalent premiums in-force:

Group	$—

Deposit funds and dividend accumulations

Deposit funds - account balance	28,062

Deposit accumulations - account balance	18,257

Claim payments:

Group accident and health:

2020	$5,078

2019	9,460

2018	5,486

2017	2,786

2016	2,829

Prior	16,848

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.